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     As filed with the Securities and Exchange Commission on April 28, 2000


                                 Securities Act of 1933 Registration No. 33-2703
                                Investment Company Act of 1940 File No. 811-4558

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549
                              --------------------

                                 FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]
                      Pre-Effective Amendment No. ____                [ ]


                       Post-Effective Amendment No. 23                [X]

                                   and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]


                              Amendment No. 24                        [X]

                              --------------------

                   STATE STREET RESEARCH TAX-EXEMPT TRUST
             (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (617) 357-7800

                          Francis J. McNamara, III
              Executive Vice President, Secretary & General Counsel
                   State Street Research & Management Company
                            One Financial Center
                        Boston, Massachusetts 02111
                  (Name and Address of Agent for Service)

                        Copies of Communications to:

                            Gregory D. Sheehan, Esq.
                                  Ropes & Gray
                             One International Place
                        Boston, Massachusetts 02110-2624


It is proposed that this filing will become effective under Rule 485:

[ ]    Immediately upon filing pursuant to paragraph (b).


[X]    On May 1, 2000 pursuant to paragraph (b).


[ ]    60 days after filing pursuant to paragraph (a)(1).


[ ]    On ___________ pursuant to paragraph (a)(1).


[ ]    75 days after filing pursuant to paragraph (a)(2).

[ ]    On ______________ pursuant to paragraph (a)(2).

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

              ------------------------------------------------

                          [LOGO] STATE STREET RESEARCH

                                Tax-Exempt Fund

                               [GRAPHIC OF CLOCK]
--------------------------------------------------------------------------------

This prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                             A municipal bond fund
                                             seeking income free
                                             from federal taxes.

                                             Prospectus
                                             May 1, 2000
--------------------------------------------------------------------------------

                                    Contents
--------------------------------------------------------------------------------

        1  The Fund
         --------------------

        1  Goal and Strategies
        3  Principal Risks
        4  Volatility and Performance
        6  Investor Expenses
        8  Investment Management

        9  Your Investment
         --------------------

        9  Opening an Account
        9  Choosing a Share Class
       10  Sales Charges
       13  Dealer Compensation
       14  Buying and Selling Shares
       18  Account Policies
       20  Distributions and Taxes
       21  Investor Services

       22  Other Information
         --------------------

       22  Other Securities and Risks
       24  Financial Highlights
       27  Board of Trustees

Back Cover For Additional Information

                                    The Fund                               1
--------------------------------------------------------------------------------

Goal and Strategies

[Graphic: Chess Piece] Goal and Strategies

Fundamental Goal The fund seeks a high level of interest income exempt from federal income tax.

Principal Strategies Under normal market conditions, the fund invests at least 80% of net assets in securities whose interest income is free from federal income tax and that are investment grade at the time the fund buys them. These securities are typically bonds issued by various U.S. states, counties, cities, towns, territories and public authorities. The fund may invest up to 20% of net assets in other securities, including junk bonds of similar issuers (that is, bonds that are in or below the Standard & Poor's BB or Moody's Ba major rating categories).

When bonds are rated by one or more independent rating agencies, the fund uses these ratings to determine bond quality. In cases where a bond is rated in conflicting categories by different rating agencies, the fund may choose to follow the higher rating. If a bond is unrated, the fund may assign it to a given category based on its own credit research. The fund may invest up to 25% of net assets in unrated bonds.

In managing its portfolio, the fund focuses on security selection, using proprietary research to identify

[Graphic: Magnifying Glass] Who May Want to Invest

State Street Research Tax-Exempt Fund is designed for investors who seek one or more of the following:

o     current income that is exempt from federal income tax

o     a diversified portfolio of municipal securities

o     a fund to complement a portfolio of more aggressive investments

  The fund is not appropriate for investors who:

o     want an investment for a tax-advantaged account such as an IRA or 401(k)

o     do not pay U.S. income taxes

o     want to avoid even moderate volatility or possible losses

o     are seeking high growth or maximum income

o     are investing emergency reserve money

    2                          The Fund continued
--------------------------------------------------------------------------------

those individual bonds that offer higher yields or higher potential total return than others that appear to be of comparable credit quality. The fund may invest in securities of any maturity, and may invest in certain securities, such as municipal lease obligations and industrial revenue bonds, that may have different risks than ordinary municipal bonds.

The fund may adjust the composition of its portfolio as market conditions and economic outlooks change. For more information about the fund's investments and practices, see page 22.

[Graphic: Magnifying Glass] Municipal Bonds and Taxes

The municipal bond category is defined as including securities issued by munici palities as well as states and various agencies and authorities.

Some of these bonds are backed by the issuer's authority to levy taxes and are considered an obligation of the issuer (hence the name "general obligation bonds"). Other bonds are issued to raise money for a particular project -- for example, a water system or a toll road -- and are backed by revenues earned by that project ("revenue bonds"). So-called industrial revenue bonds are typically issued by municipal issuers on behalf of private companies. Because revenue bonds are backed only by income from a certain source and may not be an obligation of the issuer itself, they may be less creditworthy than general obligation bonds -- a fact that is usually reflected in their ratings.

The federal government allows the interest from municipal bonds to be tax-exempt in order to make it easier for municipalities to finance public projects. Investors in municipal bonds thus play a role in helping to finance roads, hospitals and other public facilities.

                                                                           3
                                                                           -----

[Graphic: Stop Sign] Principal Risks

Because the fund invests primarily in bonds and other fixed income securities, its major risks are those of bond investing, including the tendency of bond prices to fall when interest rates rise. Such a fall would lower the fund's share price and the value of your investment.

Bond prices in general tend to move in the opposite direction from interest rates, for the reason that new bonds issued after a rise in rates will offer higher yields to investors; the only way an existing bond with a lower yield can appear attractive to investors is by selling at a lower price. (This principle works in reverse as well: a fall in interest rates will tend to cause a rise in bond prices).

The fund's performance may be affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Actual or proposed changes in tax rates, regulations or federal programs could also affect your net return on investment.

The issuer of any bond, particularly a junk bond, could default on principal or interest payments, which would cause a loss for the fund. Lower-rated bonds also tend to be more sensitive to economic changes and may increase the volatility of the fund's share price.

The success of the fund's investment strategy depends largely on the portfolio manager's skill in assessing the direction and impact of interest rate movements and the creditworthiness of the securities the fund buys.

The fund's shares will rise and fall in value and there is a risk that you could lose money by investing in the fund. Also, the fund cannot be certain that it will achieve its goal. Finally, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

Information on other securities and risks appears on page 22.

A "snapshot" of the fund's investments may be found in the current annual or semiannual report (see back cover).

    4                      Volatility and Performance
--------------------------------------------------------------------------------


                                                                         Years ended December 31
                                       ---------------------------------------------------------------------------------------------
Year-by-Year Total Return (Class A)     1990      1991     1992     1993      1994     1995     1996     1997      1998     1999
------------------------------------------------------------------------------------------------------------------------------------
                                        4.84      11.81    9.34     12.12    (6.90)    16.58    2.93     10.17     5.79     (4.34)

Best quarter: first quarter 1995, up 6.08%

Worst quarter: first quarter 1994, down 6.02%

Return from 1/1/00 - 3/31/00 (not annualized): up 2.67%

                                                                                                 As of December 31, 1999
                                                                                        --------------------------------------------
Average Annual Total Return (at maximum applicable sales charge)                         1 Year          5 Years           10 Years
------------------------------------------------------------------------------------------------------------------------------------
                                  Class A (%)                                            (8.65)            5.02              5.50

                                  Class B(1) (%)(a)                                      (9.61)            4.88              5.47

                                  Class B (%)                                            (9.62)            4.88              5.47

                                  Class C (%)                                            (5.96)            5.21              5.47

                                  Class S (%)                                            (4.11)            6.24              6.14

                                  Lehman Brothers Municipal Bond Index (%)               (2.06)            6.91              6.89

                                  Lipper General Municipal Debt Funds Index (%)          (4.07)            6.14              6.29

(a) Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

                                                                           5
                                                                           -----

[Graphic: Magnifying Glass] Understanding Volatility and Performance

The chart and table on the opposite page are designed to show two aspects of the fund's track record:

o Year-by-Year Total Return shows how volatile the fund has been: how much the difference has been, historically, between its best years and worst years. In general, funds with higher average annual total returns will also have higher volatility. The graph includes the effects of fund expenses, but not sales charges. If sales charges had been included, returns would have been less than shown.

o Average Annual Total Return is a measure of the fund's performance over time. It is determined by taking the fund's performance over a given period and expressing it as an average annual rate. Average annual total return includes the effects of fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

Also included are two independent measures of performance. The Lehman Brothers Municipal Bond Index is an unmanaged index of 8,000 fixed-rate investment-grade municipal bonds, all from issues larger than $50 million and with maturities greater than two years. The Lipper General Municipal Debt Funds Index shows the performance of a category of mutual funds with similar goals. The Lipper index, which is also unmanaged, shows you how well the fund has done compared to competing funds.

While the fund does not seek to match the returns or the volatility of any index, these indices can be used as rough guides when gauging the return of this and other investments. When making comparisons, keep in mind that none of the indices includes the effects of sales charges. Also, even if your bond portfolio were identical to the Lehman Brothers Municipal Bond Index, your returns would always be lower, because this index does not include brokerage and administrative expenses.

In both the chart and the table, the returns shown for the fund include performance from before the creation of share classes in 1993. If the returns for Class B and Class C from before 1993 had reflected their current service/distribution (12b-1) fees (as described on page 6), these returns would have been lower.

Keep in mind that past performance is no guarantee of future results.

    6                           Investor Expenses
--------------------------------------------------------------------------------


                                                                                        Class descriptions begin on page 9
------------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees (% of offering price)                              Class A      Class B(1)      Class B       Class C      Class S
------------------------------------------------------------------------------------------------------------------------------------
                               Maximum front-end sales charge (load) 4.50(a)      0.00            0.00           0.00        0.00

                               Maximum deferred sales charge (load)  0.00(a)      5.00            5.00           1.00        0.00

Annual Fund Operating Expenses (% of average net assets)             Class A    Class B(1)        Class B       Class C      Class S
------------------------------------------------------------------------------------------------------------------------------------
                               Management fee                        0.55         0.55            0.55           0.55        0.55

                               Service/distribution (12b-1) fees     0.30(b)      1.00            1.00           1.00        0.00

                               Other expenses                        0.35         0.35            0.35           0.35        0.35
                                                                     ----         ----            ----           ----        ----
                               Total annual fund operating expenses  1.20         1.90            1.90           1.90        0.90
                                                                     ====         ====            ====           ====        ====
Example                        Year                                 Class A    Class B(1)        Class B        Class C     Class S
------------------------------------------------------------------------------------------------------------------------------------
                               1                                     $567       $693/$193       $693/$193      $293/$193      $92

                               3                                     $814       $897/$597       $897/$597        $597        $287

                               5                                    $1,080    $1,226/$1,026   $1,226/$1,026     $1,026       $498

                               10                                   $1,839       $2,040          $2,040         $2,222      $1,108

(a)   Except for investments of $1 million or more; see page 10.

(b) Reflects fee schedule that became effective May 1, 2000 as if it had been in place during the fund's previous fiscal year. The Trustees may increase the current fees shown for Class A shares at any time, provided that the fees do not exceed a maximum of 0.40%.

                                                                           7
                                                                           -----

[Graphic: Magnifying Glass]  Understanding Investor Expenses

The information on the opposite page is designed to give you an idea of what you should expect to pay in expenses as an investor in the fund.

o Shareholder Fees are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges.

o Annual Fund Expenses are deducted from the fund's assets every year, and are thus paid indirectly by all fund investors.

o The Example is designed to allow you to compare the costs of this fund with those of other funds. It assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return and paid the maximum applicable sales charges. For Class B(1) and Class B shares, it also assumes the automatic conversion to Class A shares after eight years.

      When two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the fund. Where there is only one number, the costs would be the same either way.

      Investors should keep in mind that the example is for comparison purposes only. The fund's actual performance and expenses may be higher or lower.

    8                          The Fund continued
--------------------------------------------------------------------------------

[Graphic: Thinker] Investment Management

The fund's investment manager is State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111. The firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. Today the firm has more than $55 billion in assets under management (as of March 31, 2000), including $19 billion in mutual funds.


The investment manager is responsible for the fund's investment and business activities, and receives the management fee as compensation (0.55% of average net assets, annually). The investment manager is a subsidiary of Metropolitan Life Insurance Company.

Paul J. Clifford, Jr. has been responsible for the fund's day-to-day portfolio management since January 1996. A senior vice president, he joined the firm in 1989 and has worked as an investment professional since 1986.

                                  Your Investment                          9
--------------------------------------------------------------------------------

[Graphic: Key] Opening an Account

If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a special program, follow the instructions in your program materials.

To open an account without the help of a financial professional, please use the instructions on these pages.

[Graphic: Check List] Choosing a Share Class

The fund generally offers four share classes, each with its own sales charge and expense structure: Class A, Class B(1), Class C and Class S. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds.

If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B(1) shares (if investing for at least six years) or Class C shares (if investing for less than six years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through financial professionals, you may be eligible to purchase Class S shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

   10                     Your Investment continued
--------------------------------------------------------------------------------

Class A -- Front Load

o     Initial sales charge of 4.5% or less

o Lower sales charges for larger investments; see sales charge schedule at right

o Lower annual expenses than Class B(1) or Class C shares because of lower service/distribution (12b-1) fee of up to 0.40%

Class B(1) -- Back Load

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within six years

o     Annual service/distribution (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

Class B -- Back Load

o     Available only to current Class B shareholders; see page 11 for details.

Class C -- Level Load

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual service/distribution (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

Class S -- Special Programs

o Available only through certain advisory accounts of the investment manager and other special programs, including programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

o     No sales charges of any kind

o No service/distribution (12b-1) fees; annual expenses are lower than other share classes

Sales Charges

Class A -- Front Load

 when you invest               this % is       which equals
 this amount                   deducted        this % of
                               for sales       your net
                               charges         investment
--------------------------------------------------------------------------------
 Up to $100,000                  4.50            4.71

 $100,000 to $250,000            3.50            3.63

 $250,000 to $500,000            2.50            2.56

 $500,000 to $1 million          2.00            2.04

 $1 million or more                   see below

With Class A shares, you pay a sales charge when you buy shares.

If you are investing $1 million or more (either as a lump sum or through any of the methods described on the application), you can purchase Class A shares without any sales charge. However, you may be charged a "contingent deferred sales charge" (CDSC) of up to 1% if you sell any shares within one year of purchasing them. See "Other CDSC Policies" on page 12.

                                                                           11
                                                                           -----

Class A shares are also offered with low or no sales charges through various wrap-fee programs and other sponsored arrangements (consult your financial professional or your program materials).

Class B(1) -- Back Load

                                   this % of net asset value
 when you sell shares             at the time of purchase (or
 in this year after you          of sale, if lower) is deduct-
 bought them                         ed from your proceeds
--------------------------------------------------------------------------------
 First year                                  5.00

 Second year                                 4.00

 Third year                                  3.00

 Fourth year                                 3.00

 Fifth year                                  2.00

 Sixth year                                  1.00

 Seventh or Eighth year                      None

With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSC Policies" on page 12.

Class B(1) shares automatically convert to Class A shares after eight years; Class A shares have lower annual expenses.

Class B -- Back Load

Class B shares are available only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by current Class B shareholders will be in Class B(1) shares.

With Class B shares, you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other CDSC Policies" on page 12.

Class B shares automatically convert to Class A shares after eight years.

Class C -- Level Load

                                   this % of net asset value
 when you sell shares             at the time of purchase (or
 in this year after you          of sale, if lower) is deduct-
 bought them                         ed from your proceeds
--------------------------------------------------------------------------------
 First year                                  1.00

 Second year or later                        None

With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for one year or less, as described in the table above. See "Other CDSC Policies" on page 12.

   12                     Your Investment continued
--------------------------------------------------------------------------------

Class C shares currently have the same annual expenses as Class B(1) shares, but never convert to Class A shares.

Class S -- Special Programs

Class S shares have no sales charges.

Other CDSC Policies

The CDSC will be based on the net asset value of the shares at the time of purchase (or sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for
 CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.

The CDSC is waived on shares sold for participant initiated distributions from State Street Research prototype retirement plans. In other cases, the CDSC is waived on shares sold for mandatory retirement distributions or for distributions because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.

[Graphic: Magnifying Glass] Understanding Service/Distribution Fees

As noted in the descriptions on pages 10 through 12 all share classes except Class S have an annual service/distribution fee, also called a 12b-1 fee.

Under its current 12b-1 plans, the fund may pay certain service and distribution fees for these classes out of fund assets. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges. For that reason, you should consider the effects of 12b-1 fees as well as sales loads when choosing a share class.

Some of the 12b-1 fees are used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on page 13 shows how these professionals' compensation is calculated.

The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new investors.

                                                                           13
                                                                           -----

[Graphic: Check] Dealer Compensation

Financial professionals who sell shares of State Street Research funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. These are paid by the fund's distributor, using money from sales charges, service/distribution (12b-1) fees and its other resources.

Brokers and agents may charge a transaction fee on orders of fund shares placed directly through them. The distributor may pay its affiliate MetLife Securities, Inc. additional compensation of up to 0.25% of certain sales or assets.

Dealer Commissions (%)            Class A  Class B(1) Class B   Class C  Class S
--------------------------------------------------------------------------------
 Commission                      See below   4.00      4.00      1.00     0.00

   Investments up to $100,000       4.00      --        --        --       --

   $100,000 to $250,000             3.00      --        --        --       --

   $250,000 to $500,000             2.00      --        --        --       --

   $500,000 to $1 million           1.75      --        --        --       --

   First $1 to $3 million           1.00(a)   --        --        --       --

   Next $2 million                  0.75(a)   --        --        --       --

   Next $2 million                  0.50(a)   --        --        --       --

   Next $1 and above                0.25(a)   --        --        --       --

 Annual fee                         0.25     0.25      0.25      1.00     0.00

Brokers for Portfolio Trades

When placing trades for the fund's portfolio, State Street Research chooses brokers that provide the best execution (a term defined by service as well as price), but may also consider the sale of shares of the State Street Research funds by the broker.

(a) If your financial professional declines this commission, the one-year CDSC on your investment is waived.

   14                      Buying and Selling Shares
--------------------------------------------------------------------------------

[Graphic: Cash Register] Policies for Buying Shares

Once you have chosen a share class, the next step is to determine the amount you want to invest.

Minimum Initial Investments:

o     $1,000 for accounts that use the Investamatic program

o     $2,500 for all other accounts

Minimum Additional Investments:

o     $50 for any account

Complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. To make a same-day wire investment, please notify State Street Research by 12:00 noon of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. If the New York Stock Exchange closes before 4:00 p.m. eastern time, you may be unable to make a same-day wire investment. Your bank may charge a fee for wiring money.

                         Instructions for Buying Shares                    15
--------------------------------------------------------------------------------

                                           To Open an Account                 To Add to an Account
[Graphic: Briefcase] Through a             Consult your financial             Consult your financial
                     Professional or       professional or your program       professional or your program
                     Program               materials.                         materials.

By Mail [Graphic: Mailbox]                 Make your check payable to         Fill out an investment slip from
                                           "State Street Research Funds."     an account statement, or
                                           Forward the check and your         indicate the fund name and
                                           application to State Street        account number on your check.
                                           Research.                          Make your check payable to
                                                                              "State Street Research Funds."
                                                                              Forward the check and slip to
                                                                              State Street Research.

[Graphic: Capital Building] By Federal     Call to obtain an account number   Call State Street Research to
                            Funds Wire     and forward your application to    obtain a control number.
                                           State Street Research, then wire   Instruct your bank to wire funds
                                           funds using the instructions at    to:
                                           right.                             o State Street Bank and Trust
                                                                                Company, Boston, MA
                                                                              o ABA: 011000028
                                                                              o BNF: fund name and share class
                                                                                you want to buy
                                                                              o AC: 99029761
                                                                              o OBI: your name and your
                                                                                account number
                                                                              o Control: the number given to
                                                                                you by State Street Research

By Electronic [Graphic: Plug]              Verify that your bank is a         Call State Street Research to
Funds Transfer                             member of the ACH (Automated       verify that the necessary bank
(ACH)                                      Clearing House) system. Forward    information is on file for your
                                           your application to State Street   account. If it is, you may
                                           Research. Please be sure to        request a transfer by telephone
                                           include the appropriate bank       or Internet. If not, please ask
                                           information. Call State Street     State Street Research to provide
                                           Research to request a purchase.    you with an EZ Trader
                                                                              application.

[Graphic: Calendar] By Investamatic        Forward your application, with     Call State Street Research to
                                           all appropriate sections           verify that Investamatic is in
                                           completed, to State Street         place on your account, or to
                                           Research, along with a check for   request a form to add it.
                                           your initial investment payable    Investments are automatic once
                                           to "State Street Research          Investamatic is in place.
                                           Funds."

By Exchange [Graphic: Arrows Going in      Read the prospectus for the fund   Read the prospectus for the fund
            Opposite Directions]           into which you are exchanging.     into which you are exchanging.
                                           Call State Street Research or      Call State Street Research or
                                           visit our Web site.                visit our Web site.

State Street Research Service Center  PO Box 8408, Boston, MA 02266-8408             Internet www.ssrfunds.com
Call toll-free: 1-800-562-0032 (business days 8:00 a.m. - 6:00 p.m., eastern time)

   16                      Your Investment continued
--------------------------------------------------------------------------------

[Graphic: Cash Register] Policies for Selling Shares

Circumstances that Require Written Requests Please submit instructions in writing when any of the following apply:

o     you are selling more than $100,000 worth of shares

o     the name or address on the account has changed within the last 30 days

o you want the proceeds to go to a name or address not on the account registration

o you are transferring shares to an account with a different registration or share class

o you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

      corporate accounts: certified copy of a corporate resolution fiduciary accounts: copy of power of attorney or other governing document


To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

Incomplete Sell Requests State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Requests received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Proceeds sent by federal funds wire must total at least $5,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

Selling Recently Purchased Shares If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

                         Instructions for Selling Shares                   17
--------------------------------------------------------------------------------

[Graphic: Briefcase] Through a             Consult your financial professional or your
                     Professional          program materials.
                     or Program

By Mail [Graphic: Mailbox]                 Send a letter of instruction, an endorsed stock
                                           power or share certificates (if you hold
                                           certificate shares) to State Street Research.
                                           Specify the fund, the account number and the
                                           dollar value or number of shares. Be sure to
                                           include all necessary signatures and any
                                           additional documents, as well as signature
                                           guarantees if required (see facing page).

[Graphic: Capital Building] By Federal     Check with State Street Research to make sure that
                            Funds Wire     a wire redemption privilege, including a bank
                                           designation, is in place on your account. Once
                                           this is established, you may place your request to
                                           sell shares with State Street Research. Proceeds
                                           will be wired to your pre-designated bank account.
                                           (See "Wire Transactions" on facing page.)

By Electronic [Graphic: Plug]              Check with State Street Research to make sure that
Funds Transfer                             the EZ Trader feature, including a bank
(ACH)                                      designation, is in place on your account. Once
                                           this is established, you may place your request to
                                           sell shares with State Street Research. Proceeds
                                           will be sent to your pre-designated bank account.

[Graphic: Computer] By Internet            Visit our Web site. Certain limitations may apply.

By Telephone [Graphic: Telephone]          As long as the transaction does not require a
                                           written request (see facing page), you or your
                                           financial professional can sell shares by calling
                                           State Street Research. A check will be mailed to
                                           your address of record on the following business
                                           day.

[Graphic: Arrows Going in                  Read the prospectus for the fund into which you
      Opposite Directions] By Exchange     are exchanging. Call State Street Research or
                                           visit our Web site.

By Systematic [Graphic: Calendar]          See plan information on page 21.
Withdrawal Plan

[Graphic: Check] By Check                  The checkwriting privilege is available for Class
                                           A shares only. If you have requested this
                                           privilege on your application, you may write
                                           checks for amounts from $500 to $100,000.

State Street Research Service Center PO Box 8408, Boston, MA 02266-8408             Internet www.ssrfunds.com
Call toll-free: 1-800-562-0032 (business days 8:00 a.m. - 6:00 p.m., eastern time)

   18                      Your Investment continued
--------------------------------------------------------------------------------

[Graphic: Policies] Account Policies

Telephone and Internet Requests When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. Your financial professional can also use these privileges to request exchanges on your account and, with your written permission, redemptions. For your protection, all telephone calls are recorded.

You may also use our Web site for submitting certain requests over the Internet.

As long as State Street Research takes certain measures to authenticate requests over the telephone or Internet for your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. Similarly, you may choose not to use the Internet for your account. The fund may suspend or eliminate the telephone or Internet privileges at any time.

Exchange Privileges There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class of your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

You must hold Class A shares of any fund for at least 30 days before you may exchange them for Class A shares of a different fund with a higher applicable sales charge.

Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request, particularly those associated with "market timing" strategies.

For Merrill Lynch customers, exchange privileges extend to Summit Cash Reserves Fund, which is related to the fund for purposes of investment and investor services.

Accounts with Low Balances If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring

                                                                           19
                                                                           -----

the account back up to $1,500 or close it out. If you do not take action within 60 days, State Street Research may either sell your shares and mail the proceeds to you at the address of record or, depending on the circumstances, may deduct an annual maintenance fee (currently $18).

The Fund's Business Hours The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

Calculating Share Price The fund calculates its net asset value per share (NAV) every business day at the close of regular trading on the New York Stock Exchange (but not later than 4:00 p.m. eastern time). NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

In calculating its NAV, the fund uses the last reported sale price or quotation for portfolio securities. However, in cases where these are unavailable, or when the investment manager believes that subsequent events have rendered them unreliable, the fund may use fair-value estimates instead.

Reinstating Recently Sold Shares

For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.

Additional Policies Please note that the fund maintains additional policies and reserves certain rights, including:

o Requirements for initial or additional investments, reinvestments, periodic investment plans, sponsored arrangements and other similar programs may be changed from time to time without further notice or supplement to this prospectus

o     All orders to purchase shares are subject to acceptance by the fund

o At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares

o The fund may delay sending you redemption proceeds for up to seven days, or longer, if permitted by the SEC

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the State Street Research Service Center promptly

   20                      Your Investment continued
--------------------------------------------------------------------------------

[Graphic: Magnifying Glass] The Alternative Minimum Tax

The Alternative Minimum Tax (AMT) is a federal tax that could affect you if you are a high-income individual who would pay comparatively little tax under the ordinary tax schedules -- for example, because you have significant deductions or certain types of tax-free income.

Interest from industrial revenue bonds and other so-called private activity bonds is generally subject to AMT; because of this, the fund does not invest more than 20% of its net assets in these securities. For corporations, all tax-exempt interest is considered in calculating AMT.

[Graphic: "Uncle Sam"] Distributions and Taxes

Income and Capital Gains Distributions The fund distributes its net income and net capital gains to shareholders. Using projections of its future income, the fund declares dividends daily and pays them monthly. Net capital gains, if any, are distributed in December. To comply with tax regulations, the fund may be required to pay an additional capital gains distribution.

You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

Tax Effects of Distributions and Transactions As a general rule, the fund's income distributions are exempt from federal income tax for all investors (including corporations). A small portion of these distributions may be exempt from state or local personal income taxes; these exemptions, if any, will vary from state to state. You may have federal or state tax liability to the extent that the fund earns income from non-tax-exempt securities or realizes net capital gains. In addition, even tax-exempt income may be subject to the federal alternative minimum tax (see sidebar).

In general, any taxable income distributions and short-term capital gain distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains--in most cases, at a different rate from that which applies to ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long the fund has held the portfolio

                                                                           21
                                                                           -----

securities it sold. It does not depend on how long you have owned your fund shares or whether you reinvest your distributions.

Every year, the fund will send you information detailing the amount of federal, state and city tax-exempt income distributed to you during the previous year, as well as taxable ordinary income and capital gains.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is the same as a sale.

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

Backup Withholding By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

[Graphic: Hands] Investor Services

Investamatic Program Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments.

Systematic Withdrawal Plan This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 12% of your fund assets a year (minimum $50 per withdrawal) without incurring any contingent deferred sales charges. Certain terms and minimums apply.

EZ Trader This service allows you to purchase or sell fund shares over the telephone or over the Internet through the ACH (Automated Clearing House) system.

Dividend Allocation Plan This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

Automatic Bank Connection This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

Retirement Plans State Street Research also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees.

Call 1-800-562-0032 for information on any of the services described above.

   22                           Other Information
--------------------------------------------------------------------------------

[Graphic: Policies] Other Securities and Risks

Each of the fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund description starting on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

Limited Obligation Securities Certain municipal securities are not general obligations of their issuers, meaning that in the event of a default or termination the securities holders may have limited recourse. These securities may include:

o lease obligations and installment contracts: issued by government entities to obtain funds to lease or acquire equipment and other property

o project finance obligations: issued in connection with the financing of infrastructure projects, such as toll roads or housing projects

o industrial revenue bonds: issued in the name of a public authority to finance infrastructure used by a private entity (these are generally obligations of the private entity, not the issuer)

Restricted and Illiquid Securities Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted and illiquid securities could hamper the fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.

Derivatives Derivatives, a category that includes options and futures, are financial instruments whose value derives from one or more securities, indices or currencies. Depending on a derivative's issuer and structure, its income may be taxable or tax-exempt to shareholders. The fund may use certain derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). The fund may

                                                                           23
                                                                           -----

also use certain derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the fund.

Securities Lending The fund may seek additional income or fees by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the fund could lose money.

When-issued Securities The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Zero (or Step) Coupons A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the fund and the fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the fund to liquidate portfolio securities at a disadvantageous time.

Defensive Investing During unusual market conditions, the fund may place up to 100% of total assets in cash or high quality short-term debt securities. To the extent that the fund does this, it is not pursuing its goal.

   24                         Financial Highlights
--------------------------------------------------------------------------------

These highlights are intended to help you understand the fund's performance over the past five years. The information in these tables has been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report and the fund's financial statements are included in the fund's annual report, which is available upon request. Total return figures assume reinvestment of all distributions.

                                                                    Class A                                    Class B(1)
                                                ------------------------------------------------------------------------------------
                                                            Years ended December 31                      Year ended December 31,
Per Share Data                                  1995      1996       1997       1998      1999                   1999(b)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)         7.46      8.26       8.10       8.51      8.54                    8.54
                                               -----     -----      -----      -----     -----                   -----
   Net investment income ($)                    0.39      0.39       0.40       0.40      0.39                    0.32

   Net realized and unrealized gain (loss) on
   investments and futures contracts ($)        0.82     (0.16)      0.40       0.08     (0.75)                  (0.74)
                                               -----     -----      -----      -----     -----                   -----
 Total from investment operations ($)           1.21      0.23       0.80       0.48     (0.36)                  (0.42)
                                               -----     -----      -----      -----     -----                   -----
   Dividends from net investment income ($)    (0.41)    (0.39)     (0.39)     (0.41)    (0.39)                  (0.33)

   Distributions from capital gains ($)          --        --         --       (0.04)    (0.00)                  (0.00)
                                               -----     -----      -----      -----     -----                   -----
 Total distributions ($)                       (0.41)    (0.39)     (0.39)     (0.45)    (0.39)                  (0.33)
                                               -----     -----      -----      -----     -----                   -----
 Net asset value, end of year ($)               8.26      8.10       8.51       8.54      7.79                    7.79
                                               =====     =====      =====      =====     =====                   =====
 Total return (%)(a)                           16.58      2.93      10.17       5.79     (4.34)                  (5.05)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)       253,402   223,407    209,552    205,773   174,256                 7,428

 Expense ratio (%)                              1.13      1.04       1.08       1.03      1.15                    1.90

 Expense ratio after expense reductions (%)     1.13      1.04       1.08       1.02      1.15                    1.90

 Ratio of net investment income to
 average net assets (%)                         4.95      4.82       4.91       4.69      4.64                    3.89

 Portfolio turnover rate (%)                    97.32    125.24      60.48      36.22     24.60                  24.60

                                                                           25
                                                                           -----

                                                                        Class B
                                                   ----------------------------------------------------
                                                                 Years ended December 31
Per Share Data                                     1995       1996       1997       1998       1999
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)            7.46       8.26       8.10       8.51       8.54
                                                  -----      -----      -----      -----      -----
   Net investment income ($)                       0.33       0.32       0.34       0.34       0.32

   Net realized and unrealized gain (loss) on
   investments and futures contracts ($)           0.82      (0.15)      0.40       0.08      (0.74)
                                                  -----      -----      -----      -----      -----
 Total from investment operations ($)              1.15       0.17       0.74       0.42      (0.42)
                                                  -----      -----      -----      -----      -----
   Dividends from net investment income ($)       (0.35)     (0.33)     (0.33)     (0.35)     (0.33)

   Distributions from capital gains ($)              --         --         --      (0.04)     (0.00)
                                                  -----      -----      -----      -----      -----
 Total distributions ($)                          (0.35)     (0.33)     (0.33)     (0.39)     (0.33)
                                                  -----      -----      -----      -----      -----
 Net asset value, end of year ($)                  8.26       8.10       8.51       8.54       7.79
                                                  =====      =====      =====      =====      =====
 Total return (%)(a)                              15.72       2.15       9.35       5.01      (5.05)

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)         51,827     51,710     54,093     63,445     49,002

 Expense ratio (%)                                 1.88       1.79       1.83       1.78       1.90

 Expense ratio after expense reductions (%)        1.88       1.79       1.83       1.77       1.90

 Ratio of net investment income to
 average net assets (%)                            4.19       4.07       4.15       3.93       3.88

 Portfolio turnover rate (%)                      97.32     125.24      60.48      36.22      24.60

                                                                            Class C
                                                  ------------------------------------------------------
                                                                    Years ended December 31
Per Share Data                                          1995       1996       1997       1998       1999
--------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)                 7.46       8.25       8.10       8.50       8.54
                                                       -----      -----      -----      -----      -----
   Net investment income ($)                            0.33       0.32       0.34       0.33       0.32

   Net realized and unrealized gain (loss) on
   investments and futures contracts ($)                0.81      (0.14)      0.39       0.10      (0.74)
                                                       -----      -----      -----      -----      -----
 Total from investment operations ($)                   1.14       0.18       0.73       0.43      (0.42)
                                                       -----      -----      -----      -----      -----
   Dividends from net investment income ($)            (0.35)     (0.33)     (0.33)     (0.35)     (0.33)

   Distributions from capital gains ($)                   --         --         --      (0.04)     (0.00)
                                                       -----      -----      -----      -----      -----
 Total distributions ($)                               (0.35)     (0.33)     (0.33)     (0.39)     (0.33)
                                                       -----      -----      -----      -----      -----
 Net asset value, end of year ($)                       8.25       8.10       8.50       8.54       7.79
                                                       =====      =====      =====      =====      =====
 Total return (%)(a)                                   15.58       2.28       9.23       5.14      (5.04)

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)         5     4,183      2,889      2,836      3,982      2,046

 Expense ratio (%)                                      1.88       1.79       1.83       1.78       1.90

 Expense ratio after expense reductions (%)             1.88       1.79       1.83       1.77       1.90

 Ratio of net investment income to
 average net assets (%)                                 4.13       4.06       4.16       3.86       3.88

 Portfolio turnover rate (%)                           97.32     125.24      60.48      36.22      24.60

(a)   Does not reflect any front-end or contingent deferred sales charges.

(b)   January 1, 1999 (commencement of share class) to December 31, 1999.

   26                    Financial Highlights continued
--------------------------------------------------------------------------------

                                                                            Class S
                                                   ---------------------------------------------------------
                                                                      Years ended December 31
Per Share Data                                       1995         1996        1997        1998         1999
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)              7.45         8.24        8.09        8.49         8.52
                                                    -----        -----       -----       -----        -----
   Net investment income ($)                         0.40         0.39        0.42        0.42         0.40

   Net realized and unrealized gain (loss) on
   investments and futures contracts ($)             0.81        (0.13)       0.39        0.08        (0.74)
                                                    -----        -----       -----       -----        -----
 Total from investment operations ($)                1.21         0.26        0.81        0.50        (0.34)
                                                    -----        -----       -----       -----        -----
   Dividends from net investment income ($)         (0.42)       (0.41)      (0.41)      (0.43)       (0.41)

   Distributions from capital gains ($)                --           --          --       (0.04)       (0.00)
                                                    -----        -----       -----       -----        -----
 Total distributions ($)                            (0.42)       (0.41)      (0.41)      (0.47)       (0.41)
                                                    -----        -----       -----       -----        -----
 Net asset value, end of year ($)                    8.24         8.09        8.49        8.52         7.77
                                                    =====        =====       =====       =====        =====
 Total return (%)(a)                                16.76         3.30       10.33        6.07        (4.11)

 Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)           22,614        8,990       8,817      10,713        9,021

 Expense ratio (%)                                   0.88         0.79        0.83        0.78         0.90

 Expense ratio after expense reductions (%)          0.88         0.79        0.83        0.77         0.90

 Ratio of net investment income
 to average net assets (%)                           4.85         5.04        5.15        4.93         4.88

 Portfolio turnover rate (%)                        97.32       125.24       60.48       36.22        24.60

(a)   Does not reflect any front-end or contingent deferred sales charge.

                                Board of Trustees                          27
--------------------------------------------------------------------------------

[Graphic: Columns] The Board of Trustees is responsible for the operation of the fund. They establish the fund's major policies, review investments, and provide guidance to the investment manager and others who provide services to the fund. The Trustees have diverse backgrounds and substantial experience in business and other areas.

Ralph F. Verni
Chairman of the Board, President,
Chief Executive Officer and Director,
State Street Research & Management
Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President for Finance and Operations and Treasurer,
The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public
Management, George Washington
University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

   28                                Notes
--------------------------------------------------------------------------------

                                     Notes                                 29
--------------------------------------------------------------------------------

If you have questions about the fund or would like to request a free copy of the current annual/semiannual report or SAI, contact State Street Research or your financial professional.

[Graphic: LOGO] STATE STREET RESEARCH
Service Center
P.O. Box 8408, Boston, MA 02266
Telephone: 1-800-562-0032
Internet: www.ssrfunds.com

You can also obtain information about the fund, including the SAI and certain other fund documents, on the SEC's EDGAR database on the Internet at www.sec.gov, by electronic request at publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, DC (telephone 1-202-942-8090) or by mail by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-0102.

prospectus
------------------------------
SEC File Number: 811-4558

You can find additional information on the fund's structure and its performance in the following documents:

Annual/Semiannual Reports While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. Reports include a discussion by fund management of recent economic and market trends and fund performance. The annual report also includes the report of the fund's independent accountants on the fund's financial statements.

Ticker Symbols
--------------------------------------------------------------------------------
Class A                                                                    SSATX
Class B(1) (proposed)                                                      SSTPX
Class B                                                                    SSXBX
Class C                                                                    SSTDX
Class S                                                                    SSXCX

Statement of Additional Information (SAI) A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

TE-1630-0500
Control Number: (exp0501) SSR-LD

                          [LOGO] STATE STREET RESEARCH

                             New York Tax-Free Fund

                               [Graphic of Clock]
--------------------------------------------------------------------------------

This prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                 A municipal bond fund
                                                 seeking tax-free income for
                                                 New York State taxpayers.

                                                 Prospectus
                                                 May 1, 2000
--------------------------------------------------------------------------------

                                    Contents
--------------------------------------------------------------------------------

        1  The Fund
         --------------------

        1  Goal and Strategies
        3  Principal Risks
        4  Volatility and Performance
        6  Investor Expenses
        8  Investment Management

        9  Your Investment
         --------------------

        9  Opening an Account
        9  Choosing a Share Class
       10  Sales Charges
       13  Dealer Compensation
       14  Buying and Selling Shares
       18  Account Policies
       20  Distributions and Taxes
       21  Investor Services

       22  Other Information
         --------------------

       22  Other Securities and Risks
       24  Financial Highlights
       27  Board of Trustees

Back Cover For Additional Information

                                    The Fund                                1
--------------------------------------------------------------------------------

[Graphic: Chess Piece] Goal and Strategies

Fundamental Goal The fund seeks a high level of interest income exempt from federal income taxes and New York State and New York City personal income taxes.

Principal Strategies Under normal market conditions, the fund invests at least 80% of net assets in securities whose interest income is free from certain taxes as described in the fund's goal, and that are investment grade at the time the fund buys them. These securities are typically bonds issued by the State of New York, its counties, cities, towns and public authorities. They may also be securities of issuers with special tax status, such as the Commonwealth of Puerto Rico. The fund may invest up to 20% of net assets in other securities, including junk bonds of similar issuers (that is, bonds that are in or below the Standard & Poor's BB or Moody's Ba major rating categories).

When bonds are rated by one or more independent rating agencies, the fund uses these ratings to determine bond quality. In cases where a bond is rated in conflicting categories by different rating agencies, the fund may choose to follow the higher rating. If a bond is unrated, the fund may assign it to a given category based on its own credit research. The fund may invest up to 25% of net assets in unrated bonds.

[Graphic: Magnifying Glass] Who May Want to Invest

State Street Research New York Tax-Free Fund is designed for New York State taxpayers seeking one or more of the following:

o current income that is exempt from federal, New York State and City income taxes

o     a portfolio of municipal securities

o     a fund to complement a portfolio of more aggressive investments

The fund is not appropriate for investors who:

o     want an investment for a tax-advantaged account such as an IRA or 401(k)

o     do not pay personal income taxes in New York State

o     want to avoid even moderate volatility or potential losses

o     are seeking high growth or maximum income

o     are investing emergency reserve money

    2                          The Fund continued
--------------------------------------------------------------------------------

In managing its portfolio, the fund focuses on security selection, using proprietary research to identify those individual bonds that offer higher yields or higher potential total return than others that appear to be of comparable credit quality. The fund may invest in securities of any maturity, and may invest in certain securities, such as municipal lease obligations and industrial revenue bonds, that may have different risks than ordinary municipal bonds.

The fund may adjust the composition of its portfolio as market conditions and economic outlooks change. For more information about the fund's investments and practices, see page 22.

[Graphic: Magnifying Glass] Municipal Bonds and Taxes

The municipal bond category is defined as including securities issued by municipalities as well as states and various agencies and authorities.

Some of these bonds are backed by the issuer's authority to levy taxes and are considered an obligation of the issuer (hence the name "general obligation bonds"). Other bonds are issued to raise money for a particular project -- for example, a water system or a toll road -- and are backed by revenues earned by that project ("revenue bonds"). So-called industrial revenue bonds are typically issued by municipal issuers on behalf of private companies. Because revenue bonds are backed only by income from a certain source and may not be an obligation of the issuer itself, they may be less creditworthy than general obligation bonds -- a fact that is usually reflected in their ratings.

The federal government allows the interest from municipal bonds to be tax-exempt in order to make it easier for municipalities to finance public projects. Investors in municipal bonds thus play a role in helping to finance roads, hospitals and other public facilities.

                                                                           3
                                                                           -----

[Graphic: Stop Sign] Principal Risks

Because the fund invests primarily in bonds and other fixed income securities, its major risks are those of bond investing, including the tendency of bond prices to fall when interest rates rise. Such a fall would lower the fund's share price and the value of your investment.

Bond prices in general tend to move in the opposite direction from interest rates, for the reason that new bonds issued after a rise in rates will offer higher yields to investors; the only way an existing bond with a lower yield can appear attractive to investors is by selling at a lower price. (This principle works in reverse as well: a fall in interest rates will tend to cause a rise in bond prices.)

Because most of the fund's securities are from the State of New York, the fund's performance may be affected by political and economic conditions at the state or local level. These may include state or city budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Actual or proposed changes in tax rates, regulations or federal programs could also affect your net return on investment.

New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York municipal securities to meet their financial obligations.

The issuer of any bond, particularly a junk bond, could default on principal or interest payments, which would cause a loss for the fund. Lower-rated bonds also tend to be more sensitive to economic changes and may increase the volatility of the fund's share price.

The success of the fund's investment strategy depends largely on the portfolio manager's skill in assessing the direction and impact of interest rate movements and the creditworthiness of the securities the fund buys.

The fund's shares will rise and fall in value and there is a risk that you could lose money by investing in the fund. Also, the fund cannot be certain that it will achieve its goal. Finally, fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the FDIC.

Information on other securities and risks appears on page 22.

A "snapshot" of the fund's investments may be found in the current annual or semiannual report (see back cover).

    4                      Volatility and Performance
--------------------------------------------------------------------------------

                                                                         Years ended December 31
                                      ----------------------------------------------------------------------------------------------
Year-by-Year Total Return (Class A)     1990     1991     1992     1993     1994     1995      1996     1997     1998     1999
------------------------------------------------------------------------------------------------------------------------------------
                                        3.32    13.88     9.08    13.19    (6.04)   15.11      3.68     9.22     5.92    (4.87)

Best Quarter: First Quarter 1995, up 5.64%
Worst Quarter: First Quarter 1994, down 5.30%
Return from 1/1/00 - 3/31/00 (not annualized): up 2.64%

                                                                                                 As of December 31, 1999
                                                                                   -------------------------------------------------
Average Annual Total Return (at maximum applicable sales charge)                         1 Year         5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------
                                  Class A (%)                                             (9.15)          4.64             5.52

                                  Class B(1) (%)(a)                                      (10.11)          4.49             5.49

                                  Class B (%)                                            (10.11)          4.49             5.49

                                  Class C (%)                                             (6.37)          4.84             5.50

                                  Class S (%)                                             (4.63)          5.86             6.19

                                  Lehman Brothers Municipal Bond Index (%)                (2.06)          6.91             6.89

                                  Lipper New York Municipal Debt Funds Index (%)          (4.96)          5.82             6.13

(a) Performance for Class B(1) reflects Class B performance through December 31, 1998. Class B(1) was introduced on January 1, 1999.

                                                                           5
                                                                           -----

[Graphic: Magnifying Glass] Understanding Volatility and Performance

The chart and table on the opposite page are designed to show two aspects of the fund's track record:

o Year-by-Year Total Return shows how volatile the fund has been: how much the difference has been, historically, between its best years and worst years. In general, funds with higher average annual total returns will also have higher volatility. The graph includes the effects of fund expenses, but not sales charges. If sales charges had been included, returns would have been less than shown.

o Average Annual Total Return is a measure of the fund's performance over time. It is determined by taking the fund's performance over a given period and expressing it as an average annual rate. Average annual total return includes the effects of fund expenses and maximum sales charges for each class, and assumes that you sold your shares at the end of the period.

Also included are two independent measures of performance. The Lehman Brothers Municipal Bond Index is an unmanaged index of 8,000 fixed-rate investment-grade municipal bonds, all from issues larger than $50 million and with maturities greater than two years. The Lipper New York Municipal Debt Funds Index shows the performance of a category of mutual funds with similar goals. The Lipper Index, which is also unmanaged, shows you how well the fund has done compared to competing funds.

While the fund does not seek to match the returns or the volatility of any index, these indices can be used as rough guides when gauging the return of this and other investments. When making comparisons, keep in mind that none of the indices includes the effects of sales charges. Also, even if your bond portfolio were identical to the Lehman Brothers Municipal Bond Index, your returns would always be lower, because this index does not include brokerage and administrative expenses.

The returns in both the chart and the table would have been lower if the distributor had not voluntarily reduced the fund's expenses.

In both the chart and the table, the returns shown for the fund include performance from before the creation of share classes in 1993. If the returns for Class A, Class B and Class C from before 1993 had reflected their current service/distribution (12b-1) fees (as described on page 6), these returns would have been lower.

Keep in mind that past performance is no guarantee of future results.

    6                            Investor Expenses
--------------------------------------------------------------------------------

                                                                                        Class descriptions begin on page 9
                                                                              ------------------------------------------------------

Shareholder Fees (% of offering price)                                        Class A  Class B(1)   Class B   Class C   Class S
------------------------------------------------------------------------------------------------------------------------------------
                                       Maximum front-end sales charge (load)   4.50(a)    0.00        0.00      0.00      0.00

                                       Maximum deferred sales charge (load)    0.00(a)    5.00        5.00      1.00      0.00

Annual Fund Operating Expenses (% of average net assets)                      Class A  Class B(1)   Class B   Class C   Class S
------------------------------------------------------------------------------------------------------------------------------------
                                       Management fee                          0.55       0.55        0.55      0.55      0.55

                                       Service/distribution (12b-1) fees       0.30(b)    1.00        1.00      1.00      0.00

                                       Other expenses                          0.48       0.48        0.48      0.48      0.48
                                                                               ----       ----        ----      ----      ----

                                       Total annual fund operating expenses*   1.33       2.03        2.03      2.03      1.03
                                                                               ====       ====        ====      ====      ====

                                       *Because some of the fund's expenses
                                        have been subsidized or reduced
                                        through expense offset arrangements,
                                        actual total operating expenses for
                                        the prior year were:                   1.15       1.85        1.85      1.85      0.85
                                                                               ----       ----        ----      ----      ----

                                       The fund expects the expense subsidy
                                       to continue through the current fiscal
                                       year, although there is no guarantee
                                       that it will.

Example                                Year                                  Class A   Class B(1)      Class B      Class C  Class S
------------------------------------------------------------------------------------------------------------------------------------
                                       1                                      $579     $706/$206      $706/$206    $306/$206  $105

                                       3                                      $859     $937/$637      $937/$637      $637     $328

                                       5                                     $1,146  $1,293/$1,093  $1,293/$1,093   $1,093    $569

                                       10                                    $1,979     $2,179          $2,179      $2,358   $1,259

(a)   Except for investments of $1 million or more; see page 10.

(b) Reflects fee schedule that became effective May 1, 2000 as if it had been in place during the fund's previous fiscal year. The Trustees may increase the current fees shown for Class A shares at any time, provided that the fees do not exceed a maximum of 0.40%.

                                                                           7
                                                                           -----


[Graphic: Magnifying Glass]  Understanding Investor Expenses

The information on the opposite page is designed to give you an idea of what you should expect to pay in expenses as an investor in the fund:

o Shareholder Fees are costs that are charged to you directly. These fees are not charged on reinvestments or exchanges.

o Annual Fund Operating Expenses are deducted from the fund's assets every year, and are thus paid indirectly by all fund investors.

o The Example is designed to allow you to compare the costs of this fund with those of other funds. It assumes that you invested $10,000 over the years indicated, reinvested all distributions, earned a hypothetical 5% annual return and paid the maximum applicable sales charges. For ClassB(1) and Class B shares, it also assumes the automatic conversion to Class A shares after eight years.

Where two numbers are shown separated by a slash, the first one assumes you sold all your shares at the end of the period, while the second assumes you stayed in the fund. Where there is only one number, the costs would be the same either way.

The figures in the example assume full annual expenses, and would be lower if they reflected the various expense reductions that may have been taken.

Investors should keep in mind that the example is for comparison purposes only. The fund's actual performance and expenses may be higher or lower.

    8                          The Fund continued
--------------------------------------------------------------------------------

[Graphic: Thinker] Investment Management

The fund's investment manager is State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111. The firm traces its heritage back to 1924 and the founding of one of America's first mutual funds. Today the firm has more than $55 billion in assets under management (as of March 31, 2000), including $19 billion in mutual funds.

The investment manager is responsible for the fund's investment and business activities, and receives the management fee as compensation (0.55% of average net assets, annually). The investment manager is a subsidiary of Metropolitan Life Insurance Company.

Paul J. Clifford, Jr. has been responsible for the fund's day-to-day portfolio management since March 1993. A senior vice president, he joined the firm in 1989 and has worked as an investment professional since 1986.

                                 Your Investment                           9
--------------------------------------------------------------------------------

[Graphic: Key] Opening an Account

If you are opening an account through a financial professional, he or she can assist you with all phases of your investment.

If you are investing through a special program, follow the instructions in your program materials.

To open an account without the help of a financial professional, please use the instructions on these pages.

[Graphic: Check List] Choosing a Share Class

The fund generally offers four share classes, each with its own sales charge and expense structure: Class A, Class B(1), Class C and Class S. The fund also offers Class B shares, but only to current Class B shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds.

If you are investing a substantial amount and plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing a lesser amount, you may want to consider Class B(1) shares (if investing for at least six years) or Class C shares (if investing for less than six years). If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through financial professionals, you may be eligible to purchase Class S shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your financial professional can help you choose the share class that makes the most sense for you.

   10                       Your Investment continued
--------------------------------------------------------------------------------

Class A -- Front Load

o     Initial sales charge of 4.5% or less

o Lower sales charges for larger investments; see sales charge schedule at right

o Lower annual expenses than Class B(1) or Class C shares because of lower service/distribution (12b-1) fee of up to 0.40%

Class B(1) -- Back Load

o     No initial sales charge

o     Deferred sales charge of 5% or less on shares you sell within six years

o     Annual service/distribution (12b-1) fee of 1.00%

o Automatic conversion to Class A shares after eight years, reducing future annual expenses

Class B -- Back Load

o     Available only to current Class B shareholders; see page 11 for details

Class C -- Level Load

o     No initial sales charge

o Deferred sales charge of 1%, paid if you sell shares within one year of purchase

o     Lower deferred sales charge than Class B(1) shares

o     Annual service/distribution (12b-1) fee of 1.00%

o No conversion to Class A shares after eight years, so annual expenses do not decrease

Class S -- Special Programs

o Available only through certain advisory accounts of the investment manager and other special programs, including programs through financial professionals with recordkeeping and other services; these programs usually involve special conditions and separate fees (consult your financial professional or your program materials)

o     No sales charges of any kind

o No service/distribution (12b-1) fees; annual expenses are lower than other share classes

Sales Charges

Class A -- Front Load

when you invest          this % is        which equals
this amount              deducted         this % of
                         for sales        your net
                         charges          investment
--------------------------------------------------------------------------------
Up to $100,000             4.50              4.71

$100,000 to $250,000       3.50              3.63

$250,000 to $500,000       2.50              2.56

$500,000 to $1 million     2.00              2.04

$1 million or more               see below

With Class A shares, you pay a sales charge when you buy shares.

If you are investing $1 million or more (either as a lump sum or through any of the methods described on the application), you can purchase Class A shares without any sales charge. However, you may be charged a "contingent deferred sales charge" (CDSC) of up to 1% if you

                                                                           11
                                                                           -----

sell any shares within one year of purchasing them. See "Other CDSC Policies" on page 12.

Class A shares are also offered with low or no sales charges through various wrap-fee programs and other sponsored arrangements (contact your financial professional for information).

Class B(1) -- Back Load

                           this % of net asset value
when you sell shares       at the time of purchase (or
in this year after you     of sale, if lower) is deduct-
bought them                ed from your proceeds
--------------------------------------------------------------------------------

First year                           5.00

Second year                          4.00

Third year                           3.00

Fourth year                          3.00

Fifth year                           2.00

Sixth year                           1.00

Seventh or Eighth year               None

With Class B(1) shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for six years or less, as described in the table above. See "Other CDSC Policies" on page 12.

Class B(1) shares automatically convert to Class A shares after eight years; Class A shares have lower annual expenses.

Class B -- Back Load

Class B shares are available only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of the State Street Research funds. Other investments made by current Class B shareholders will be in Class B(1) shares.

With Class B shares, you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for five years or less. The CDSC is a percentage of net asset value at the time of purchase (or of sale, if lower) and is deducted from your proceeds. When you sell shares in the first year after you bought them, the CDSC is 5.00%; second year, 4.00%; third year, 3.00%; fourth year, 3.00%; fifth year, 2.00%; sixth year or later, none. See "Other CDSC Policies" on page 12.

Class B shares automatically convert to Class A shares after eight years.

   12                       Your Investment continued
--------------------------------------------------------------------------------

Class C -- Level Load

                           this % of net asset value
when you sell shares       at the time of purchase (or
in this year after you     of sale, if lower) is deduct-
bought them                ed from your proceeds
--------------------------------------------------------------------------------
First year                           1.00

Second year or later                 None


With Class C shares, you pay no sales charge when you invest, but you are charged a "contingent deferred sales charge" (CDSC) when you sell shares you have held for one year or less, as described in the table above. See "Other CDSC Policies" below. Class C shares currently have the same annual expenses as Class B(1) shares, but never convert to Class A shares.


Class S -- Special Programs


Class S shares have no sales charges.


Other CDSC Policies

The CDSC will be based on the net asset value of the shares at the time of purchase (or sale, if lower). Any shares acquired through reinvestment are not subject to the CDSC. There is no CDSC on exchanges into other State Street Research funds, and the date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange. To ensure that you pay the lowest CDSC possible, the fund will always use the shares with the lowest CDSC to fill your sell requests.

The CDSC is waived on shares sold for participant initiated distributions from State Street Research prototype retirement plans. In other cases, the CDSC is waived on shares sold for mandatory retirement distributions or for distributions because of disability or death. Consult your financial professional or the State Street Research Service Center for more information.


[Graphic: Magnifying Glass] Understanding Service/Distribution Fees

As noted in the descriptions on pages 9 through 12, all share classes except Class S have an annual service/distribution fee, also called a 12b-1 fee.

Under its current 12b-1 plans, the fund may pay certain service and distribution fees for these classes out of fund assets. Because 12b-1 fees are an ongoing expense, they will increase the cost of your investment and, over time, could potentially cost you more than if you had paid other types of sales charges. For that reason, you should consider the effects of 12b-1 fees as well as sales loads when choosing a share class.

Some of the 12b-1 fees are used to compensate those financial professionals who sell fund shares and provide ongoing service to shareholders. The table on page 13 shows how these professionals' compensation is calculated.

The fund may continue to pay 12b-1 fees even if the fund is subsequently closed to new investors.

                                                                           13
                                                                           -----

[Graphic: Check] Dealer Compensation

Financial professionals who sell shares of State Street Research funds and perform services for fund investors may receive sales commissions, annual fees and other compensation. These are paid by the fund's distributor, using money from sales charges, service/distribution (12b-1) fees and its other resources.

Brokers and agents may charge a transaction fee on orders of fund shares placed directly through them. The distributor may pay its affiliate MetLife Securities, Inc. additional compensation of up to 0.25% of certain sales or assets.

Dealer Commissions (%)            Class A   Class B(1) Class B  Class C  Class S
--------------------------------------------------------------------------------
Commission                       see below     4.00      4.00     1.00     0.00

    Investments up to $100,000      4.00       --        --       --       --

    $100,000 to $250,000            3.00       --        --       --       --

    $250,000 to $500,000            2.00       --        --       --       --

    $500,000 to $1 million          1.75       --        --       --       --

    First $1 to $3 million        1.00(a)      --        --       --       --

    Next $2 million               0.75(a)      --        --       --       --

    Next $2 million               0.50(a)      --        --       --       --

    Next $1 and above             0.25(a)      --        --       --       --

Annual fee                          0.25       0.25      0.25     1.00     0.00

Brokers for Portfolio Trades

When placing trades for the fund's portfolio, State Street Research chooses brokers that provide the best execution (a term defined by service as well as price), but may also consider the sale of shares of the State Street Research funds by the broker.

(a) If your financial professional declines this commission, the one-year CDSC on your investment is waived.

   14                       Buying and Selling Shares
--------------------------------------------------------------------------------

[Graphic: Cash Register] Policies for Buying Shares

Once you have chosen a share class, the next step is to determine the amount you want to invest.

Minimum Initial Investments:

o     $1,000 for accounts that use the Investamatic program

o     $2,500 for all other accounts

Minimum Additional Investments:

o     $50 for any account

Complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Funds may be wired between 8:00 a.m. and 4:00 p.m. eastern time. To make a same-day wire investment, please notify State Street Research by 12:00 noon of your intention to wire funds, and make sure your wire arrives by 4:00 p.m. If the New York Stock Exchange closes before 4:00 p.m. eastern time, you may be unable to make a same-day wire investment. Your bank may charge a fee for wiring money.

                         Instructions for Buying Shares                    15
--------------------------------------------------------------------------------

                                           To Open an Account                 To Add to an Account
[Graphic: Briefcase] Through a             Consult your financial             Consult your financial
                     Professional or       professional or your program       professional or your program
                     Program               materials.                         materials.

By Mail [Graphic: Mailbox]                 Make your check payable to         Fill out an investment slip from
                                           "State Street Research Funds."     an account statement, or
                                           Forward the check and your         indicate the fund name and
                                           application to State Street        account number on your check.
                                           Research.                          Make your check payable to
                                                                              "State Street Research Funds."
                                                                              Forward the check and slip to
                                                                              State Street Research.

[Graphic: Capital Building] By Federal     Call to obtain an account number   Call State Street Research to
                            Funds Wire     and forward your application to    obtain a control number.
                                           State Street Research, then wire   Instruct your bank to wire funds
                                           funds using the instructions at    to:
                                           right.                             o State Street Bank and Trust
                                                                                Company, Boston, MA
                                                                              o ABA: 011000028
                                                                              o BNF: fund name and share class
                                                                                you want to buy
                                                                              o AC: 99029761
                                                                              o OBI: your name and your
                                                                                account number
                                                                              o Control: the number given to
                                                                                you by State Street Research

By Electronic [Graphic: Plug]              Verify that your bank is a         Call State Street Research to
Funds Transfer                             member of the ACH (Automated       verify that the necessary bank
(ACH)                                      Clearing House) system. Forward    information is on file for your
                                           your application to State Street   account. If it is, you may
                                           Research. Please be sure to        request a transfer by telephone
                                           include the appropriate bank       or Internet. If not, please ask
                                           information. Call State Street     State Street Research to provide
                                           Research to request a purchase.    you with an EZ Trader
                                                                              application.

[Graphic: Calendar] By Investamatic        Forward your application, with     Call State Street Research to
                                           all appropriate sections           verify that Investamatic is in
                                           completed, to State Street         place on your account, or to
                                           Research, along with a check for   request a form to add it.
                                           your initial investment payable    Investments are automatic once
                                           to "State Street Research          Investamatic is in place.
                                           Funds."

By Exchange [Graphic: Arrows Going in      Read the prospectus for the fund   Read the prospectus for the fund
            Opposite Directions]           into which you are exchanging.     into which you are exchanging.
                                           Call State Street Research or      Call State Street Research or
                                           visit our Web site.                visit our Web site.

State Street Research Service Center  PO Box 8408, Boston, MA 02266-8408             Internet www.ssrfunds.com
Call toll-free: 1-800-562-0032 (business days 8:00 a.m. - 6:00 p.m., eastern time)

   16                       Your Investment continued
--------------------------------------------------------------------------------

[Graphic: Cash Register] Policies for Selling Shares

Circumstances that Require Written Requests Please submit instructions in writing when any of the following apply:

o     you are selling more than $100,000 worth of shares

o     the name or address on the account has changed within the last 30 days

o you want the proceeds to go to a name or address not on the account registration

o you are transferring shares to an account with a different registration or share class

o you are selling shares held in a corporate or fiduciary account; for these accounts, additional documents are required:

      corporate accounts: certified copy of a corporate resolution fiduciary accounts: copy of power of attorney or other governing document

To protect your account against fraud, all signatures on these documents must be guaranteed. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

Incomplete Sell Requests State Street Research will attempt to notify you promptly if any information necessary to process your request is missing.

Timing of Requests All requests received in good order by State Street Research before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Requests received thereafter will be executed the following day, at that day's closing share price.

Wire Transactions Proceeds sent by federal funds wire must total at least $5,000. A fee of $7.50 will be deducted from all proceeds sent by wire, and your bank may charge an additional fee to receive wired funds.

Selling Recently Purchased Shares If you sell shares before the check or electronic funds transfer (ACH) for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase was recorded (in rare cases, longer). If you open an account with shares purchased by wire, you cannot sell those shares until your application has been processed.

                         Instructions for Selling Shares                   17
--------------------------------------------------------------------------------

                                           To Sell Some or All of Your Shares

[Graphic: Briefcase] Through a             Consult your financial professional or your
                     Professional          program materials.
                     or Program

By Mail [Graphic: Mailbox]                 Send a letter of instruction, an endorsed stock
                                           power or share certificates (if you hold
                                           certificate shares) to State Street Research.
                                           Specify the fund, the account number and the
                                           dollar value or number of shares. Be sure to
                                           include all necessary signatures and any
                                           additional documents, as well as signature
                                           guarantees if required (see facing page).

[Graphic: Capital Building] By Federal     Check with State Street Research to make sure that
                            Funds Wire     a wire redemption privilege, including a bank
                                           designation, is in place on your account. Once
                                           this is established, you may place your request to
                                           sell shares with State Street Research. Proceeds
                                           will be wired to your pre-designated bank account.
                                           (See "Wire Transactions" on facing page.)

By Electronic [Graphic: Plug]              Check with State Street Research to make sure that
Funds Transfer                             the EZ Trader feature, including a bank
(ACH)                                      designation, is in place on your account. Once
                                           this is established, you may place your request to
                                           sell shares with State Street Research. Proceeds
                                           will be sent to your pre-designated bank account.

[Graphic: Computer] By Internet            Visit our Web site. Certain limitations may apply.

By Telephone [Graphic: Telephone]          As long as the transaction does not require a
                                           written request (see facing page), you or your
                                           financial professional can sell shares by calling
                                           State Street Research. A check will be mailed to
                                           your address of record on the following business
                                           day.

[Graphic: Arrows Going in                  Read the prospectus for the fund into which you
      Opposite Directions] By Exchange     are exchanging. Call State Street Research or
                                           visit our Web site.

By Systematic [Graphic: Calendar]          See plan information on page 21.
Withdrawal Plan

[Graphic: Check] By Check                  The checkwriting privilege is available for Class
                                           A shares only. If you have requested this
                                           privilege on your application, you may write
                                           checks for amounts from $500 to $100,000.

State Street Research Service Center PO Box 8408, Boston, MA 02266-8408             Internet www.ssrfunds.com
Call toll-free: 1-800-562-0032 (business days 8:00 a.m. - 6:00 p.m., eastern time)

   18                       Your Investment continued
--------------------------------------------------------------------------------

[Graphic: Policies] Account Policies

Telephone and Internet Requests When you open an account you automatically receive telephone privileges, allowing you to place requests for your account by telephone. Your financial professional can also use these privileges to request exchanges on your account, and with your written permission, redemptions. For your protection, all telephone calls are recorded.

You may also use our Web site for submitting certain requests over the Internet.

As long as State Street Research takes certain measures to authenticate requests over the telephone or Internet for your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. Similarly, you may choose not to use the Internet for your account. The fund may suspend or eliminate the telephone or Internet privileges at any time.

Exchange Privileges There is no fee to exchange shares among State Street Research funds. Your new fund shares will be the equivalent class of your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

You must hold Class A shares of any fund for at least 30 days before you may exchange them for Class A shares of a different fund with a higher applicable sales charge.

Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request, particularly those associated with "market timing" strategies.

For Merrill Lynch customers, exchange privileges extend to Summit Cash Reserves Fund, which is related to the fund for purposes of investment and investor services.

Accounts with Low Balances If the value of your account falls below $1,500, State Street Research may mail you a notice asking you to bring the account back up to $1,500 or close it out. If you do not take action

                                                                           19
                                                                           -----

within 60 days, State Street Research may either sell your shares and mail the proceeds to you at the address of record or, depending on the circumstances, may deduct an annual maintenance fee (currently $18).

The Fund's Business Hours The fund is open the same days as the New York Stock Exchange (generally Monday through Friday). Fund representatives are available from 8:00 a.m. to 6:00 p.m. eastern time on these days.

Calculating Share Price The fund calculates its net asset value per share (NAV) every business day at the close of regular trading on the New York Stock Exchange (but not later than 4:00 p.m. eastern time). NAV is calculated by dividing the fund's net assets by the number of its shares outstanding.

In calculating its NAV, the fund uses the last reported sale price or quotation for portfolio securities. However, in cases where these are unavailable, or when the investment manager believes that subsequent events have rendered them unreliable, the fund may use fair value estimates instead.

Reinstating Recently Sold Shares

For 120 days after you sell shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into any currently available State Street Research fund at net asset value. Any CDSC you paid on the amount you are reinstating will be credited to your account. You may only use this privilege once in any twelve-month period with respect to your shares of a given fund.

Additional Policies Please note that the fund maintains additional policies and reserves certain rights, including:

o Requirements for initial or additional investments, reinvestments, periodic investment plans, sponsored arrangements and other similar programs may be changed from time to time without further notice or supplement to this prospectus

o     All orders to purchase shares are subject to acceptance by the fund

o At any time, the fund may change or discontinue its sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares

o The fund may delay sending you redemption proceeds for up to seven days, or longer if permitted by the SEC

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the State Street Research Service Center promptly

   20                       Your Investment continued
--------------------------------------------------------------------------------

[Graphic: Magnifying Glass] The Alternative Minimum Tax

The Alternative Minimum Tax (AMT) is a federal tax that could affect you if you are a high-income individual who would pay comparatively little tax under the ordinary tax schedules -- for example, because you have significant deductions or certain types of tax-free income.

Interest from industrial revenue bonds and other so-called private activity bonds is generally subject to AMT; because of this, the fund does not invest more than 20% of its net assets in these securities. For corporations, all tax-exempt interest is considered in calculating AMT.

[Graphic: "Uncle Sam"] Distributions and Taxes

Income and Capital Gains Distributions The fund distributes its net income and net capital gains to shareholders. Using projections of its future income, the fund declares dividends daily and pays them monthly. Net capital gains, if any, are distributed in December. To comply with tax regulations, the fund may be required to pay an additional capital gains distribution.

You may have your distributions reinvested in the fund, invested in a different State Street Research fund, deposited in a bank account or mailed out by check. If you do not give State Street Research other instructions, your distributions will automatically be reinvested in the fund.

Tax Effects of Distributions and Transactions As a general rule, the fund's income distributions are exempt from federal income tax for all investors (including corporations) as well as New York State or New York City personal income taxes. However, you may have federal or state tax liability to the extent that the fund earns income from non-tax-exempt securities or realizes net capital gains. In addition, even tax-exempt income may be subject to the federal alternative minimum tax (see sidebar) or certain state or local taxes, such as corporate franchise tax.

In general, any taxable income distributions and short-term capital gain distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as capital gains - in most cases, at a different rate from that which applies to ordinary income.

The tax you pay on a given capital gains distribution generally depends on how

                                                                           21
                                                                           -----

long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares or whether you reinvest your distributions.

Every year, the fund will send you information detailing the amount of federal, New York State and New York City tax-exempt income distributed to you during the previous year, as well as taxable ordinary income and capital gains.

The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange is the same as a sale.

Your investment in the fund could have additional tax consequences, especially for corporate investors. Please consult your tax professional for assistance.

Backup Withholding By law, the fund must withhold 31% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

[Graphic: Hands] Investor Services

Investamatic Program

Use Investamatic to set up regular automatic investments in the fund from your bank account. You determine the frequency and amount of your investments.

Systematic Withdrawal Plan

This plan is designed for retirees and other investors who want regular withdrawals from a fund account. The plan is free and allows you to withdraw up to 12% of your fund assets a year (minimum $50 per withdrawal) without incurring any contingent deferred sales charges. Certain terms and minimums apply.

EZ-Trader This service allows you to purchase shares or sell fund shares over the telephone or over the Internet through the ACH (Automated Clearing House) system.

Dividend Allocation Plan This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

Automatic Bank Connection This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

Retirement Plans State Street Research also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees.

Call 1-800-562-0032 for information on any of the services described above.

   22                           Other Information
--------------------------------------------------------------------------------

[Graphic: Policies] Other Securities and Risks

Each of the fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund description starting on page 1. Below are brief descriptions of other securities and practices, along with their associated risks.

Limited Obligation Securities Certain municipal securities are not general obligations of their issuers, meaning that in the event of a default or termination the securities holders may have limited recourse. These securities may include:

o lease obligations and installment contracts: issued by government entities to obtain funds to lease or acquire equipment and other property

o project finance obligations: issued in connection with the financing of infrastructure projects, such as toll roads or housing projects

o industrial revenue bonds: issued in the name of a public authority to finance infrastructure used by a private entity (these are generally obligations of the private entity, not the issuer)

Restricted and Illiquid Securities Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price. Some of these securities are new and complex, and trade only among institutions; the markets for these securities are still developing, and may not function as efficiently as established markets. Owning a large percentage of restricted and illiquid securities could hamper the fund's ability to raise cash to meet redemptions. Also, because there may not be an established market price for these securities, the fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the fund) may have a subjective element.

Derivatives Derivatives, a category that includes options and futures, are financial instruments whose value derives from one or more securities, indices or currencies. Depending on a derivative's issuer and structure, its income may be taxable or tax-exempt to shareholders. The fund may use certain derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). The fund may also use certain derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains. There is also a risk that a derivative intended as a hedge may not perform as expected.

                                                                           23
                                                                           -----

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the fund.

Securities Lending The fund may seek additional income or fees by lending portfolio securities to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains or losses. If the borrower fails to return the securities and the invested collateral has declined in value, the fund could lose money.

When-issued Securities The fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Zero (or Step) Coupons A zero coupon security is a debt security that is purchased and traded at a discount to its face value because it pays no interest for some or all of its life. Interest, however, is reported as income to the fund and the fund is required to distribute to shareholders an amount equal to the amount reported. Those distributions may force the fund to liquidate portfolio securities at a disadvantageous time.

Defensive Investing During unusual market conditions, the fund may place up to 100% of total assets in cash or high quality short-term debt securities. To the extent that the fund does this, it is not pursuing its goal.

   24                         Financial Highlights
--------------------------------------------------------------------------------

These highlights are intended to help you understand the fund's performance over the past five years. The information in these tables has been audited by PricewaterhouseCoopers LLP, the fund's independent accountants. Their report and the fund's financial statements are included in the fund's annual report, which is available upon request. Total return figures assume reinvestment of all distributions.

                                                                    Class A                            Class B(1)
                                                -----------------------------------------------------------------------
                                                            Years ended December 31              Year ended December 31
Per Share Data                                   1995      1996      1997      1998      1999            1999(b)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)           7.53      8.23      8.13      8.48      8.52            8.52
                                                ------    ------    ------    ------    ------           -----

   Net investment income ($)*                     0.40      0.38      0.39      0.39      0.40            0.34

   Net realized and unrealized gain (loss) on
   investments and futures contracts ($)          0.71     (0.09)     0.35      0.09     (0.77)          (0.77)
                                                ------    ------    ------    ------    ------           -----

 Total from investment operations ($)             1.11      0.29      0.74      0.48     (0.37)          (0.43)
                                                ------    ------    ------    ------    ------           -----

   Dividends from net investment income ($)      (0.41)    (0.39)    (0.39)    (0.40)    (0.40)          (0.34)

   Distributions from capital gains ($)             --        --        --     (0.04)    (0.03)          (0.03)
                                                ------    ------    ------    ------    ------           -----

 Total distributions ($)                         (0.41)    (0.39)    (0.39)    (0.44)    (0.43)          (0.37)
                                                ------    ------    ------    ------    ------           -----

 Net asset value, end of year ($)                 8.23      8.13      8.48      8.52      7.72            7.72
                                                ======    ======    ======    ======    ======           =====

 Total return (%)(a)                             15.11      3.68      9.22      5.92     (4.87)          (5.58)

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------

 Net assets at end of year ($ thousands)        20,043    19,636    20,193    21,831    20,158           3,797

 Expense ratio (%)*                               1.10      1.10      1.10      1.12      1.11            1.86

 Expense ratio after expense reductions (%)*      1.10      1.10      1.10      1.10      1.10            1.85

 Ratio of net investment income to
 average net assets (%)*                          5.07      4.76      4.88      4.55      4.54            3.88

 Portfolio turnover rate (%)                    109.74     89.14     50.92     32.86     43.02           43.02

 *Reflects voluntary reduction of expenses
  per share of these amounts ($)                  0.02      0.01      0.01      0.01      0.02            0.02

                                                                           25
                                                                           -----

                                                                 Class B                                    Class C
                                               -------------------------------------------------------------------------------------
                                                         Years ended December 31                    Years ended December 31
Per Share Data                                  1995     1996     1997     1998     1999      1995    1996    1997    1998    1999
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)          7.53     8.23     8.13     8.48     8.52     7.53    8.23    8.13    8.49    8.52
                                                -----    -----    -----    -----    -----    -----   -----   -----   -----   -----

   Net investment income ($)*                    0.34     0.32     0.33     0.32     0.34     0.35    0.32    0.34    0.32    0.35

   Net realized and unrealized gain (loss) on
   investments and futures contracts ($)         0.71    (0.09)    0.35     0.10    (0.77)    0.70   (0.09)   0.35    0.09   (0.77)
                                                -----    -----    -----    -----    -----    -----   -----   -----   -----   -----

 Total from investment operations ($)            1.05     0.23     0.68     0.42    (0.43)    1.05    0.23    0.69    0.41   (0.42)
                                                -----    -----    -----    -----    -----    -----   -----   -----   -----   -----

   Dividends from net investment income ($)     (0.35)   (0.33)   (0.33)   (0.34)   (0.34)   (0.35)  (0.33)  (0.33)  (0.34)  (0.34)

   Distributions from capital gains ($)            --       --       --    (0.04)   (0.03)      --      --      --   (0.04)  (0.03)
                                                -----    -----    -----    -----    -----    -----   -----   -----   -----   -----

 Total distributions ($)                        (0.35)   (0.33)   (0.33)   (0.38)   (0.37)   (0.35)  (0.33)  (0.33)  (0.38)  (0.37)
                                                -----    -----    -----    -----    -----    -----   -----   -----   -----   -----

 Net asset value, end of year ($)                8.23     8.13     8.48     8.52     7.72     8.23    8.13    8.49    8.52    7.73
                                                =====    =====    =====    =====    =====    =====   =====   =====   =====   =====

 Total return (%)(a)                            14.26     2.91     8.41     5.14    (5.58)   14.25    2.90    8.53    5.01   (5.46)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of year ($ thousands)       15,084   16,824   17,426   19,273   14,957      651     622     805   1,122     731

 Expense ratio (%)*                              1.85     1.85     1.85     1.87     1.86     1.85    1.85    1.85    1.87    1.86

 Expense ratio after expense reductions (%)*     1.85     1.85     1.85     1.85     1.85     1.85    1.85    1.85    1.85    1.85

 Ratio of net investment income to
 average net assets (%)*                         4.32     4.01     4.12     3.81     3.78     4.35    4.03    4.11    3.80    3.78

 Portfolio turnover rate (%)                   109.74    89.14    50.92    32.86    43.02   109.74   89.14   50.92   32.86   43.02

 *Reflects voluntary reduction of expenses
  per share of these amounts ($)                 0.02     0.01     0.01     0.01     0.02     0.02    0.01    0.01    0.01    0.02

(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.

(b)   January 1, 1999 (commencement of share class) to December 31, 1999.

   26
-----

                                                                                                        Class S
                                                                                     -----------------------------------------------
                                                                                                 Years ended December 31
Per Share Data                                                                        1995      1996      1997      1998      1999
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of year ($)                                                7.54      8.24      8.14      8.49      8.53
                                                                                     ------    ------    ------    ------    ------

   Net investment income ($)*                                                          0.42      0.40      0.43      0.41      0.42

   Net realized and unrealized gain (loss) on investments and futures contracts ($)    0.71     (0.09)     0.33      0.09     (0.77)
                                                                                     ------    ------    ------    ------    ------

 Total from investment operations ($)                                                  1.13      0.31      0.76      0.50     (0.35)
                                                                                     ------    ------    ------    ------    ------

   Dividends from net investment income ($)                                           (0.43)    (0.41)    (0.41)    (0.42)    (0.42)

   Distributions from capital gains ($)                                                  --        --        --     (0.04)    (0.03)
                                                                                     ------    ------    ------    ------    ------

 Total distributions ($)                                                              (0.43)    (0.41)    (0.41)    (0.46)    (0.45)
                                                                                     ------    ------    ------    ------    ------

 Net asset value, end of year ($)                                                      8.24      8.14      8.49      8.53      7.73
                                                                                     ======    ======    ======    ======    ======

 Total return (%)(a)                                                                  15.37      3.93      9.48      6.18     (4.63)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------

 Net assets at end of year ($ thousands)                                             38,757    34,050    31,759    29,505    27,579

 Expense ratio (%)*                                                                    0.85      0.85      0.85      0.87      0.86

 Expense ratio after expense reductions (%)*                                           0.85      0.85      0.85      0.85      0.85

 Ratio of net investment income to average net assets (%)*                             5.33      5.01      5.13      4.81      4.79

 Portfolio turnover rate (%)                                                         109.74     89.14     50.92     32.86     43.02

 *Reflects voluntary reduction of expenses per share of these amounts ($)              0.02      0.01      0.01      0.01      0.02

(a) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced the fund's expenses.

                                Board of Trustees                          27
--------------------------------------------------------------------------------

[Graphic: Columns] The Board of Trustees is responsible for the operation of the fund. They establish the fund's major policies, review investments, and provide guidance to the investment manager and others who provide services to the fund. The Trustees have diverse backgrounds and substantial experience in business and other areas.

Ralph F. Verni
Chairman of the Board, President,
Chief Executive Officer and Director,
State Street Research &Management
Company

Bruce R. Bond
Former Chairman of the Board,
Chief Executive Officer and President,
PictureTel Corporation

Steve A. Garban
Former Senior Vice President for Finance and Operations and Treasurer,
The Pennsylvania State University

Dean O. Morton
Former Executive Vice President,
Chief Operating Officer and Director,
Hewlett-Packard Company

Susan M. Phillips
Dean, School of Business and Public
Management, George Washington
University; former Member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission

Toby Rosenblatt
President, Founders Investments Ltd.
President, The Glen Ellen Company

Michael S. Scott Morton
Jay W. Forrester Professor of
Management, Sloan School of
Management, Massachusetts
Institute of Technology

   28                                 Notes
--------------------------------------------------------------------------------

                                      Notes                                29
--------------------------------------------------------------------------------

                           For Additional Information
--------------------------------------------------------------------------------

If you have questions about the fund or would like to request a free copy of the current annual/semiannual report or SAI, contact State Street Research or your financial professional.

[LOGO] STATE STREET RESEARCH
Service Center
P.O. Box 8408, Boston, MA 02266
Telephone: 1-800-562-0032
Internet: www.ssrfunds.com

You can also obtain information about the fund, including the SAI and certain other fund documents, on the SEC's EDGAR database on the Internet at www.sec.gov, by electronic request at publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, DC (telephone 1-202-942-8090) or by mail by sending your request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-0102.

prospectus
-------------------------
SEC File Number: 811-4558

You can find additional information on the fund's structure and its performance in the following documents:

Annual/Semiannual Reports While the prospectus describes the fund's potential investments, these reports detail the fund's actual investments as of the report date. Reports include a discussion by fund management of recent economic and market trends and fund performance. The annual report also includes the report of the fund's independent accountants on the fund's financial statements.

Ticker Symbols
--------------------------------------------------------------------------------
Class A                                                                    SNYAX
Class B(1) (proposed)                                                      SNYPX
Class B                                                                    SSYBX
Class C (proposed)                                                         SSYDX
Class S                                                                    SSNYX

Statement of Additional Information (SAI) A supplement to the prospectus, the SAI contains further information about the fund and its investment limitations and policies. A current SAI for this fund is on file with the Securities and Exchange Commission and is incorporated by reference (is legally part of this prospectus).

NYTF-1632-0500
Control Number: (exp0501) SSR-LD

                       STATEMENT OF ADDITIONAL INFORMATION
                                       for
                      STATE STREET RESEARCH TAX-EXEMPT FUND
                  STATE STREET RESEARCH NEW YORK TAX-FREE FUND

                Series of State Street Research Tax-Exempt Trust

                                   May 1, 2000

      This Statement of Additional Information is divided into two sections. Section One contains information which is specific to each fund identified above. Section Two contains information which generally is shared by the mutual funds.

      The Statement of Additional Information is not a Prospectus. It should be read in conjunction with current Prospectuses of each fund specified above. The date of the current prospectus of each fund specified above is:

      State Street Research Tax-Exempt Fund           May 1, 2000
      State Street Research New York Tax-Free Fund    May 1, 2000

      Financial statements for each fund specified above, as of and for the most recently completed fiscal year, are included in its Annual Report to Shareholders for that year. The financial statements include The Fund's Accounting Policies, Portfolio Holdings, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Report of Independent Accountants. The financial statements are hereby incorporated by reference from the following Annual Reports.

                                                                  EDGAR
Annual Report                           Fiscal Year Ended   Accession Number
-------------                           -----------------   ----------------

State Street Research Tax-Exempt Fund   December 31, 1999   0000950156-00-000140
State Street Research
  New York Tax-Free Fund                December 31, 1999   0000950156-00-000140

      Management's Discussion of Fund Performance for each Fund's latest fiscal year ended December 31, 1999 is also included in the Annual Reports.

      Each Prospectus and shareholder report may be obtained without charge from State Street Research Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690 or by calling 1-800-562-0032.


Control Number: (exp0501)SSR-LD                                    SSR-1631-0400

                                TABLE OF CONTENTS

                                                                         Page
                                                                         ----

SECTION I...............................................................I, 1-1

      1.    STATE STREET RESEARCH TAX-EXEMPT FUND.......................I, 1-1
            A.    The Fund..............................................I, 1-1
            B.    Investment Objective..................................I, 1-1
            C.    Fundamental and Nonfundamental Restrictions...........I, 1-1
            D.    Restricted Securities.................................I, 1-3
            E.    Foreign Investments...................................I, 1-4
            F.    Industry Classifications..............................I, 1-5
            G.    Investment Advisory Fee...............................I, 1-6
            H.    Portfolio Turnover....................................I, 1-6
            I.    Brokerage Commissions.................................I, 1-6
            J.    Sales Charges on Shares...............................I, 1-7
            K.    Rule 12b-1 Fees.......................................I, 1-7
            L.    Performance...........................................I, 1-8

      2.    STATE STREET RESEARCH NEW YORK TAX-FREE FUND................I, 2-1
            A.    The Fund..............................................I, 2-1
            B.    Investment Objective..................................I, 2-1
            C.    Fundamental and Nonfundamental Restrictions...........I, 2-1
            D.    Restricted Securities.................................I, 2-4
            E.    Industry Classifications..............................I, 2-4
            F.    Control Persons and Principal Holders of Securities...I, 2-5
            G.    Trustee Compensation..................................I, 2-7
            H.    Investment Advisory Fee...............................I, 2-8
            I.    Portfolio Turnover....................................I, 2-9
            J.    Brokerage Commissions.................................I, 2-9
            K.    Sales Charges on Shares...............................I, 2-10
            L.    Rule 12b-1 Fees.......................................I, 2-10
            M.    Performance...........................................I, 2-11
            N.    New York Municipal Obligations........................I, 2-13


                                       (i)

                                                                        Page
                                                                        ----

SECTION II..............................................................II-1

            A.    Additional Information Concerning Investment
                  Restrictions, Certain Risks and Investment
                  Techniques............................................II-1
            B.    Debt Instruments and Permitted Cash Investments.......II-9
            C.    The Trusts, the Trustees and Officers and Fund
                  Shares................................................II-18
            D.    Investment Advisory Services..........................II-26
            E.    Purchase and Redemption of Shares.....................II-27
            F.    Shareholder Accounts..................................II-35
            G.    Net Asset Value.......................................II-40
            H.    Portfolio Transactions................................II-41
            I.    Certain Tax Matters...................................II-44
            J.    Distribution of Fund Shares...........................II-47
            K.    Calculation of Performance Data.......................II-50
            L.    Custodian.............................................II-53
            M.    Independent Accountants...............................II-54
            N.    Financial Reports.....................................II-54


                                      (ii)

Definitions

      Each of the following terms used in this Statement of Additional Information has the meaning set forth below.

"1940 Act" means the Investment Company Act of 1940, as amended.

"Distributor" means State Street Research Investment Services, Inc., One Financial Center, Boston, Massachusetts 02111-2690.

"Investment Manager" means State Street Research & Management Company, One Financial Center, Boston, Massachusetts 02111-2690.

"MetLife" means Metropolitan Life Insurance Company.

"NYSE" means the New York Stock Exchange, Inc.

"Vote of the majority of the outstanding voting securities" means the vote, at the annual or a special meeting of security holders duly called, (i) of 67% or more of the voting securities present at the meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or
(ii) of more than 50% of the outstanding voting securities, whichever is less.


                                      (iii)

                                    SECTION I


1.    STATE STREET RESEARCH TAX-EXEMPT FUND

      A.    The Fund

      The fund was organized in 1985 as a separate series of State Street Research Tax-Exempt Trust, a Massachusetts business trust. A "series" is a separate pool of assets of the Trust which is separately managed and has a different investment objective and different policies from those of another series. The Trust is currently comprised of the following series: State Street Research Tax-Exempt Fund and State Street Research New York Tax-Free Fund.

      The Fund is an "open-end" management investment company and is a "diversified company" as those terms are defined in the 1940 Act. Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

      B.    Investment Objective

      The investment objective of State Street Research Tax-Exempt Fund is fundamental and may not be changed by the fund except by the affirmative vote of a majority of the outstanding voting securities of the Fund.

      C.    Fundamental and Nonfundamental Investment Restrictions

      The Tax-Exempt Fund has adopted certain investment restrictions, and those restrictions are either fundamental or not fundamental. Fundamental restrictions may not be changed by the Fund except by the affirmative vote of a majority of the outstanding voting securities of the Fund. Restrictions that are not fundamental may be changed without a shareholder vote.

Fundamental Investment Restrictions.

      It is the Tax-Exempt Fund's policy:

      (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations) if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Fund;

      (2)   not to issue senior securities;


                                     I, 1-1

      (3) not to underwrite or participate in the marketing of securities of other issuers, although the Fund may, acting alone or in syndicates or groups, if determined by the Trust's Board of Trustees, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control relationship with the issuers or from underwriters of such securities; [as a matter of interpretation, which is not part of the fundamental policy, this restriction does not apply to the extent that, in connection with the disposition of the Fund's securities, the Fund may be deemed to be an underwriter under certain federal securities laws];

      (4)   not to purchase or sell real estate in fee simple;

      (5) not to invest in physical commodities or physical commodity contracts or options in excess of 10% of the Fund's total assets, except that investments in essentially financial items or arrangements such as, but not limited to, swap arrangements, hybrids, currencies, currency and other forward contracts, delayed delivery and when-issued contracts, futures contracts and options on futures contracts on securities, securities indices, interest rates and currencies, shall not be deemed investments in commodities or commodities contracts;

      (6) not to lend money; however, the Fund may lend portfolio securities and purchase bonds, debentures, notes and similar obligations (and enter into repurchase agreements with respect thereto);

      (7) not to conduct arbitrage transactions (provided that investments in futures and options for hedging purposes as provided herein and in the Fund's Prospectus shall not be deemed arbitrage transactions);

      (8) not to invest in oil, gas or other mineral exploration programs (provided that the Fund may invest in securities which are based, directly or indirectly, on the credit of companies which invest in or sponsor such programs);

      (9) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of issuers conducting their principal activities in the same state (for purposes of this restriction securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or backed by the U.S. Government shall be excluded); and

      (10) not to borrow money (through reverse repurchase agreements or otherwise) except for extraordinary and emergency purposes, such as permitting redemption requests to be honored, and then not in an amount in excess of 10% of the value of its total assets, provided that reverse repurchase agreements shall not exceed 5% of its total assets, and provided further that additional investments will be suspended during any period when borrowing exceeds 5% of total assets. Reverse repurchase agreements occur when the Fund sells money market securities and agrees to repurchase such securities at an agreed-upon price, date


                                     I, 1-2
            and interest payment. The Fund would use the proceeds from the transaction to buy other money market securities, which are either maturing or under the terms of a resale agreement, on the same day as (or day prior to) the expiration of the reverse repurchase agreement, and would employ a reverse repurchase agreement when interest income from investing the proceeds of the transaction is greater than the interest expense of the reverse repurchase agreement.

Nonfundamental Investment Restrictions.

      It is the Tax-Exempt Fund's policy:

      (1) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

      (2) not to purchase securities on margin, make a short sale of any securities or purchase or deal in puts, calls, straddles or spreads with respect to any security, except in connection with the purchase or writing of options, including options on financial futures, and futures contracts to the extent set forth in the Fund's Prospectus and this Statement of Additional Information;

      (3) not to hypothecate, mortgage or pledge any of its assets except as may be necessary in connection with permitted borrowings and then not in excess of 15% of the Fund's total assets, taken at cost (for the purpose of this restriction financial futures and options on financial futures are not deemed to involve a pledge of assets); and

      (4) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange.

      D.    Restricted Securities

      It is the Fund's policy not to make an investment in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.


                                     I, 1-3

      E.    Control Persons and Principal Holders of Securities

      As of March 31, 2000, the Trustees and officers of the Trust as a group owned Less than 1% of the Fund's outstanding Class A shares and none of the Fund's outstanding Class B, B(1), C and S shares.

      Record ownership of shares of the Fund as of March 31, 2000 was as follows:

                                                 % of
Class       Holder                               Class
-----       ------                               -----
B(1)        Metropolitan Life                     6.3
B           Merrill Lynch                         5.4
C           Merrill Lynch                        54.7
            Donaldson Lufkin Jenrette             5.1
S           Turtle & Co.                         31.8

The full name and address of the above institutions are:

Metropolitan Life Insurance Company(a)
One Madison Avenue
New York, NY 10010

Merrill Lynch, Pierce, Fenner & Smith, Inc.(b)
4800 Deerlake Drive E.
Jacksonville, FL 32246

Donaldson Lufkin Jenrette(b)
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Turtle & Co.(c)
c/o State Street Research Service Center
One Financial Center
Boston, MA 02111

(a) Metropolitan was the record and/or beneficial owner, directly or indirectly through its subsidiaries or affiliates, of such shares

(b) The Fund believes that each named recordholder does not have beneficial ownership of such shares

(c) Turtle & Co. is a nominee name for shares held in private advisory accounts managed by the Investment Manager, which has discretion to vote any Fund shares in such accounts.

------------------


      Ownership of 25% or more of a voting security is deemed "control," as defined in the 1940 Act. So long as 25% of a class of shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders, such as any Distribution Plan for a given class.


                                     I, 1-4

      F.    Trustee Compensation

      The Trustees of State Street Research Tax-Exempt Fund were compensated as follows:

                                                             Total Compensation
                                                               From All State
                                        Total Compensation    Street Research
                          Aggregate       From All State         Funds and
                         Compensation    Street Research     Metropolitan Series
                          From Fund       Funds Paid to      Fund, Inc. Paid to
    Name of Trustee         (a)(b)         Trustees (c)         Trustees (d)
    ---------------         ------         ------------         ------------

Bruce R. Bond             $  2,323           $  55,495           $  55,495

Steve A. Garban           $  3,904           $  80,150           $ 110,900

Dean O. Morton            $  3,948           $  81,150           $ 108,900

Susan M. Phillips         $  3,623           $  57,150           $  57,150

Toby Rosenblatt           $  3,323           $  67,900           $  67,900

Michael S. Scott Morton   $  4,098           $  85,250           $ 113,000

Ralph F. Verni            $      0           $       0           $       0

----------------

(a)   For the Fund's fiscal year ended December 31, 1999.

(b) The Fund does not provide any pension or retirement benefits for the Trustees.

(c) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager has served as sole investment adviser. The figure in this column is for the 12 months ended December 31, 1999.

(d) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is Metropolitan Life Insurance Company, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc. The figure indicated in this column includes compensation relating to series of Metropolitan Series Fund, Inc. which are not advised by State Street Research & Management Company. "Total Compensation from All State Street Research Funds and Metropolitan Series Fund, Inc. Paid to Trustees" is for the 12 months ended December 31, 1999.


                                     I, 1-5

      G.    Investment Advisory Fee

      The advisory fee payable monthly by the Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Fund as determined at the close of regular trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading.

      The annual percentage rate: 0.55%.

                                                   Advisory Fee Paid
                                                   -----------------
      Fiscal year ended December 31, 1999            $  1,498,106
      Fiscal year ended December 31, 1998            $  1,527,580
      Fiscal year ended December 31, 1997            $  1,510,208

      For more information on the investment advisory arrangements, see section II, D of this Statement of Additional Information.

      H.    Portfolio Turnover

      The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).

                                                  Portfolio Turnover Rates
                                                  ------------------------
      Fiscal year ended December 31, 1999                  24.60%
      Fiscal year ended December 31, 1998                  36.22%

      For more information on portfolio turnover, see Section II, H of this Statement of Additional Information.

      I.    Brokerage Commissions

      During the fiscal years ended December 31, 1999, 1998 and 1997, the Fund paid no brokerage commissions in secondary trading.

      During and at the end of its most recent fiscal year, the Fund held in its portfolio no securities of any entity that might be deemed to be a regular broker-dealer of the Fund as defined under the 1940 Act.

      For more information on brokerage commissions, see Section II, H of this Statement of Additional Information.


                                     I, 1-6

      J.    Sales Charges on Shares

Front-end Sales Charges (Class A)

                                                                 Retained by Distributor
                                                                   After Reallowance of
                                            Total Sales Charges   Concessions to Dealers
                                            -------------------   ----------------------
      Fiscal year ended December 31, 1999       $  725,094              $  101,969
      Fiscal year ended December 31, 1998       $  540,127              $   68,263
      Fiscal year ended December 31, 1997       $  417,021              $   58,730

Contingent Deferred Sales Charges (Classes A, B(1), B and C)

                                Fiscal Year                       Fiscal Year                       Fiscal Year
                          Ended December 31, 1999           Ended December 31, 1998           Ended December 31, 1997
                          -----------------------           -----------------------           -----------------------

                        Contingent       Commissions      Contingent       Commissions      Contingent       Commissions
                         Deferred          Paid to         Deferred          Paid to         Deferred          Paid to
                       Sales Charges       Dealers       Sales Charges       Dealers       Sales Charges       Dealers
                       -------------       -------       -------------       -------       -------------       -------
Class A                  $      0         $623,125         $      0         $471,864         $      0         $358,291
Class B(1)*              $ 20,853         $501,381         $      0         $      0         $      0         $      0
Class B                  $ 86,755         $ 20,409         $ 89,197         $446,006         $163,953         $250,218
Class C                  $  1,429         $  4,489         $  1,045         $  6,941         $  5,380         $  6,959

----------------
*Class B(1) was introduced January 1, 1999.

      For more information about sales charges, see Section II, E of this Statement of Additional Information.

      K.    Rule 12b-1 Fees

      The Tax-Exempt Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan(s)"). Under the Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plans, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B(1), Class B and Class C shares. The Fund also provides a distribution fee at an annual rate of (i) up to 0.15% on the average daily net assets of Class A shares, and (ii) 0.75% on the average daily net assets of Class B(1), Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes.

      Under the Distribution Plan covering Class A, Class B and Class C shares, the Fund's payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the Fund.


                                     I, 1-7

      Under the Distribution Plan covering Class B(1) shares, the Fund's payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the Fund.

      During the fiscal year ended December 31, 1999, the Tax-Exempt Fund paid the fees under the Distribution Plans and the fees were used as set forth below. The Distributor may have also used additional resources of its own for further expenses on behalf of the Fund.

                                        Class A  Class B(1)  Class B     Class C
                                        -------  ----------  -------     -------
Advertising                            $      0   $  3,585   $        0  $      965

Printing and mailing of prospectuses          0        694            0         187
to other than current shareholders

Compensation to dealers                 493,398     27,937      355,838      22,228

Compensation to sales personnel               0      8,321            0       2,168

Interest                                      0          0            0           0

Carrying or other financing charges           0          0            0           0

Other expenses: marketing; general            0      8,056       26,726       1,949

Fees to offset carryforwards*                 0          0      186,287           0
                                       --------   --------   ----------  ----------

Total Fees                             $493,398   $ 48,593   $  568,851  $   27,497
                                       ========   ========   ==========  ==========

Unreimbursed expenses carried forward  $      -   $162,447   $1,657,597  $1,324,697

--------------------------------
* Net fees result from the timing of expenditures and are used against expense carry forwards.

      For more information about Rule 12b-1 fees, see Section II, J of this Statement of Additional Information.

      L.    Performance

     All calculations of performance data in this section reflect the voluntary measures, if any, by the Fund's affiliates to reduce fees or expenses relating to the Tax-Exempt Fund.


                                     I, 1-8

Standard Total Return

     The average annual total return ("standard total return") of each class of shares of the Tax-Exempt Fund was as follows:

                    Ten Years           Five Years          One Year
                      Ended                Ended              Ended
                December 31, 1999    December 31, 1999  December 31, 1999
                -----------------    -----------------  -----------------

Class A               5.50%                 5.02%             -8.65%
Class B(1)            5.47%                 4.88%             -9.61%
Class B               5.47%                 4.88%             -9.62%
Class C               5.47%                 5.21%             -5.96%
Class S               6.14%                 6.24%             -4.11%

Yield

      The annualized yield of each class of shares of the Tax-Exempt Fund based on the month of December, 1999 was as follows:

                  Class A           4.67%
                  Class B(1)        4.13%
                  Class B           4.13%
                  Class C           4.13%
                  Class S           5.14%

      For more information about performance, see Section II, K of this Statement of Additional Information.


                                     I, 1-9

                                    SECTION I

1.    STATE STREET RESEARCH NEW YORK TAX-FREE FUND

A.    The Fund

      The Fund was organized in 1989 as a separate series of State Street Research Tax-Exempt Trust, a Massachusetts business trust. A "series" is a separate pool of assets of the Trust which is separately managed and has different policies from those of another series. The Trust is currently comprised of the following series: State Street Research Tax-Exempt Fund and State Street Research New York Tax-Free Fund.

      The Fund is an "open-end" management investment company and is a "diversified company" as those terms are defined in the 1940 Act. Among other things, a diversified fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

      B.    Investment Objective

      The investment objective of the State Street Research New York Tax-Free Fund is fundamental and may not be changed by the Fund except by the affirmative vote of a majority of the outstanding voting securities of the Fund.

      C.    Fundamental and Nonfundamental Investment Restrictions

      The New York Tax-Free Fund has adopted certain investment restrictions, and those restrictions are either fundamental or not fundamental. Fundamental restrictions may not be changed by the Fund except by the affirmative vote of a majority of the outstanding voting securities of the Fund. Restrictions that are not fundamental may be changed without a shareholder vote.

Fundamental Investment Restrictions.

      It is the New York Tax- Free Fund's policy:

      (1) not to purchase a security of any one issuer (other than securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations) if such purchase would, with respect to 75% of the Fund's total assets, cause more than 5% of the Fund's total assets to be invested in the securities of such issuer or cause more than 10% of the voting securities of such issuer to be held by the Fund;

      (2)   not to issue senior securities;


                                     I, 2-1

      (3) not to underwrite or participate in the marketing of securities of other issuers, except (a) the Fund may, acting alone or in syndicates or groups, if determined by the Trust's Board of Trustees, purchase or otherwise acquire securities of other issuers for investment, either from the issuers or from persons in a control relationship with the issuers or from underwriters of such securities; and (b) to the extent that, in connection with the disposition of the Fund's securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

      (4) not to purchase or sell fee simple interests in real estate, although the Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which own or invest or deal in real estate;

      (5) not to invest in physical commodities or physical commodity contracts or options in excess of 10% of the Fund's total assets, except that investments in essentially financial items or arrangements such as, but not limited to, swap arrangements, hybrids, currencies, currency and other forward contracts, delayed delivery and when-issued contracts, futures contracts and options on futures contracts on securities, securities indices, interest rates and currencies, shall not be deemed investments in commodities or commodities contracts;

      (6) not to make loans, except that the Fund may lend portfolio securities and purchase bonds, debentures, notes and similar obligations (including repurchase agreements with respect thereto);

      (7) not to conduct arbitrage transactions (provided that investments in futures and options shall not be deemed arbitrage transactions);

      (8) not to invest in oil, gas or other mineral exploration or development programs (provided that the Fund may invest in securities issued by companies which invest in or sponsor such programs and in securities indexed to the price of oil, gas or other minerals);

      (9) not to make any investment which would cause more than 25% of the value of the Fund's total assets to be invested in securities of issuers principally engaged in any one industry [for purposes of this restriction, (a) utilities will be divided according to their services so that, for example, gas, gas transmission, electric and telephone companies will each be deemed in a separate industry, (b) oil and oil related companies will be divided by type so that, for example, oil production companies, oil service companies and refining and marketing companies will each be deemed in a separate industry, (c) finance companies will be classified according to the industries of their parent companies, (d) securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including repurchase agreements involving such U.S. Government securities to the extent excludable under relevant regulatory interpretations) shall be excluded; (e) industrial development revenue


                                     I, 2-2
            bonds which are based, directly or indirectly, on the credit of private issuers will be classified according to the industry of the issuer, and (f) New York State and other jurisdictions and each of their separate political subdivisions, agencies, authorities or instrumentalities are treated as separate issuers and are not regarded as members of any industry];

      (10) not to borrow money except for borrowings from banks for extraordinary and emergency purposes, such as permitting redemption requests to be honored, and then not in an amount in excess of 25% of the value of its total assets, and except insofar as reverse repurchase agreements may be regarded as borrowing. As a matter of current operating, but not fundamental, policy, the Fund will not purchase additional portfolio securities at any time when it has outstanding money borrowings in excess of 5% of the Fund's total assets (taken at current value); and

      (11) not to invest in a security if the transaction would result in more than 25% of the Fund's total assets being invested in industrial revenue bonds which are based directly or indirectly on the credit of private issuers in any one industry, except that this restriction does not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or backed by the U.S. Government or to repurchase agreements involving such U.S. Government securities to the extent excludable under relevant regulatory interpretations.

Nonfundamental Investment Restrictions.

      It is the New York Tax-Free Fund's policy:

      (1) not to purchase any security or enter into a repurchase agreement if as a result more than 15% of its net assets would be invested in securities that are illiquid (including repurchase agreements not entitling the holder to payment of principal and interest within seven days);

      (2) not to engage in transactions in options, except in connection with options on securities and securities indices and options on futures on securities and securities indices;

      (3) not to purchase securities on margin or make short sales of securities or maintain a short position except for short sales "against the box";

      (4) not to hypothecate, mortgage or pledge any of its assets except as may be necessary in connection with permitted borrowings (for the purpose of this restriction, futures and options, and related escrow or custodian receipts or letters, margin or safekeeping accounts, or similar arrangements used in the industry in connection with the trading of futures and options, are not deemed to involve a hypothecation, mortgage or pledge of assets); and


                                     I, 2-3

      (5) not to purchase a security issued by another investment company, except to the extent permitted under the 1940 Act or except by purchases in the open market involving only customary brokers' commissions, or securities acquired as dividends or distributions or in connection with a merger, consolidation or similar transaction or other exchange.

      D.    Restricted Securities

      It is the Fund's policy not to make an investment in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities") if, as a result, more than 35% of the Fund's total assets are invested in restricted securities, provided not more than 10% of the Fund's total assets are invested in restricted securities other than Rule 144A Securities.

      E.    Industry Classifications

      In determining how much of the Fund's portfolio is invested in a given industry, the following industry classifications are currently used. Industry classifications are subject to change from time to time. Securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities or mixed-ownership Government corporations or sponsored enterprises (including repurchase agreements involving U.S. Government securities to the extent excludable under relevant regulatory interpretations) are excluded. Securities issued by foreign governments are also excluded. Companies engaged in the business of financing may be classified according to the industries of their parent or sponsor companies or industries that otherwise most affect such financing companies. Issuers of asset-backed pools will be classified as separate industries based on the nature of the underlying assets, such as mortgages and credit card receivables.


                                     I, 2-4

Airport
Co-Generation
College
Certificate of Participation
Economic Development
Education
Escrowed
Forwards
Futures
General Obligation - Local
General Obligation - State
General Obligation - City
General Obligation - County
Higher Education
Hospital
Industrial Development Revenue/Pollution Control Revenue
Insured
Lease Revenue
Life Care
Multi-Family
Power
Pre-refunded
Resource Recovery
Revenue
Single Family
Special Tax
Structured Finance
Toll Road
Transportation
Water/Sewer

      F.    Control Persons and Principal Holders of Securities

Trustees and Officers

      As of March 31, 2000, the Trustees and principal officers of the Trust as a group owned none of the Fund's outstanding shares.

Other Persons

      The following persons or entities were the record and/or beneficial owners of the following approximate percentages of the New York Tax-Free Fund's outstanding shares. All information is as of March 31, 2000.


                                     I, 2-5

                                                 % of
Class           Holder                           Class
-----           ------                           -----
B(1)            Metropolitan Life                12.1
                E.M. Burke                        9.9
                H.E. Wilton                       6.3
B               Merrill Lynch                     6.3
C               S.T. and R. Iovino, Jt. Ten.      6.2
                State Street Research            61.2
                Merrill Lynch                    16.3
                M.M. Rousseau                    10.2
                D.R. and W. Caesar-Dare,          6.2
                  Jt . Ten.


The full name and address of the above institutions are:

Metropolitan Life Insurance Company(a)
Securities Accounting & Reporting
303 Perimeter Center North
Atlanta, GA 30346-0412

Merrill, Lynch, Pierce, Fenner & Smith, Inc.(b)
(for the sole benefit of its customers)
4800 Deerlake Drive East
Jacksonville, FL 32246

E.M. Burke
H.E. Wilton
M.M. Rousseau
D.R. and W. Caesar-Dare, Jt. Ten.
S.T. and R. Iovino, Jt. Ten.
c/o State Street Research Service Center
One Financial Center
Boston, MA 02111

State Street Research
One Financial Center
Boston, MA 02111

(a) Metropolitan was the record and/or beneficial owner, directly or indirectly, through its subsidiaries or affiliates, of such shares.

(b) The Fund believes that such entity does not have beneficial ownership of such shares.


-----------------------------


      Ownership of 25% or more of a voting security is deemed "control," as defined in the 1940 Act. So long as 25% of a class of shares is so owned, such owners will be presumed to be in control of such class of shares for purposes of voting on certain matters submitted to a vote of shareholders, such as any Distribution Plan for a given class.


                                     I, 2-6

      G.    Trustee Compensation

      The Trustees of State Street Research New York Tax-Free Fund were compensated as follows:

                                                                                Total
                                                                            Compensation
                                                      Total            From All State Research
                                                  Compensation                Funds and
                             Aggregate           from All State          Metropolitan Series
   Name of                 Compensation      Street Research Funds         Fund, Inc. Paid
   Trustee                From Fund(a)(b)      Paid to Trustees(c)          to Trustees(d)
   -------                ---------------      -------------------          --------------
Bruce R. Bond               $  1,289                $  55,495                 $  55,495
Steve A. Garban             $  2,122                $  80,150                 $ 110,900
Dean O. Morton              $  2,152                $  81,150                 $ 108,900
Susan M. Phillips           $  1,864                $  57,150                 $  57,150
Toby Rosenblatt             $  1,764                $  67,900                 $  67,900
Michael S. Scott Morton     $  2,302                $  85,250                 $ 113,000
Ralph F. Verni              $      0                $       0                 $       0

-------------------

(a)   For the Fund's fiscal year ended December 31, 1999.

(b) The Fund does not provide any pension or retirement benefits for the Trustees.

(c) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager has served as sole investment adviser. The figure in this column is for the 12 months ended December 31, 1999.

(d) Includes compensation on behalf of all series of 11 investment companies for which the Investment Manager has served as sole investment adviser and all series of Metropolitan Series Fund, Inc. The primary adviser to Metropolitan Series Fund, Inc. is Metropolitan Life Insurance Company, which has retained State Street Research & Management Company as sub-adviser to certain series of Metropolitan Series Fund, Inc. The figure indicated in this column includes compensation relating to series of Metropolitan Series Fund, Inc. which are not advised by State Street Research & Management Company. "Total Compensation from All State Street Research Funds and Metropolitan Series Fund, Inc. Paid to Trustees" is for the 12 months ended December 31, 1999.


                                     I, 2-7

      H.    Investment Advisory Fee

      The advisory fee payable monthly by the Fund to the Investment Manager is computed as a percentage of the average of the value of the net assets of the Fund as determined at the close of regular trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading. The Distributor and its affiliates have from time to time and in varying amounts voluntarily assumed some portion of the fees or expenses relating to the New York Tax-Free Fund.

      The annual percentage rate:  0.55%

                                                                 Fees Waived
                                          Advisory Fee Paid  or Expenses Assumed
                                          -----------------  -------------------

      Fiscal year ended December 31, 1999    $  379,165          $  118,819
      Fiscal year ended December 31, 1998    $  386,106          $   94,339
      Fiscal year ended December 31, 1997    $  382,777          $  113,047

      For more information on the investment advisory arrangements, see Section II, D of this Statement of Additional Information.

      I.    Portfolio Turnover

      The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).

                                                 Portfolio Turnover Rates
                                                 ------------------------
      Fiscal year ended December 31, 1999                  43.02%
      Fiscal year ended December 31, 1998                  32.86%

      For more information on portfolio turnover, see Section II, H of this Statement of Additional Information.

      J.    Brokerage Commissions

      During the fiscal years ended December 31, 1997, 1998 and 1999, the Fund paid no brokerage commissions in secondary trading.

      During and at the end of its most recent fiscal year, the Fund held in its portfolio no securities of any entity that might be deemed to be a regular broker-dealer of the Fund as defined under the 1940 Act.


                                     I, 2-8

      For more information on brokerage commissions, see Section II, H of this Statement of Additional Information.

      K.    Sales Charges on Shares

Front-end Sales Charges (Class A)

                                                                 Retained by Distributor
                                                                   After Reallowance of
                                            Total Sales Charges   Concessions to Dealers
                                            -------------------   ----------------------
      Fiscal year ended December 31, 1999        $  150,340             $   20,025
      Fiscal year ended December 31, 1998        $  133,062             $   15,690
      Fiscal year ended December 31, 1997        $  120,364             $   14,177

Contingent Deferred Sales Charges (Classes A, B(1), B and C)

                               Fiscal Year                       Fiscal Year                       Fiscal Year
                         Ended December 31, 1999           Ended December 31, 1998           Ended December 31, 1997
                         -----------------------           -----------------------           -----------------------

                       Contingent       Commissions      Contingent       Commissions      Contingent       Commissions
                        Deferred          Paid to         Deferred          Paid to         Deferred          Paid to
                      Sales Charges       Dealers       Sales Charges       Dealers       Sales Charges       Dealers
                      -------------       -------       -------------       -------       -------------       -------
Class A                 $      0         $130,315         $      0         $117,372         $      0         $106,187
Class B(1)*             $    260         $252,045         $      0         $      0         $      0         $      0
Class B                 $ 37,088         $  6,520         $ 49,228         $157,016         $ 43,278         $102,457
Class C                 $     98         $  2,500         $      0         $  3,600         $      0         $  1,197

----------------
*Class B(1) was introduced January 1, 1999.

      For more information about sales charges, see Section II, E of this Statement of Additional Information.

      L.    Rule 12b-1 Fees

      The New York Tax-Free Fund has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act ("Distribution Plan(s)"). Under the Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares of the Fund. Under the Distribution Plans, the Fund provides the Distributor with a service fee at an annual rate of 0.25% on the average daily net assets of Class A, Class B(1), Class B and Class C shares. The Fund also provides a distribution fee at an annual rate of (i) up to 0.15% on the average daily net assets of Class A shares, and (ii) 0.75% on the average daily net assets of Class B(1), Class B and Class C shares. The service and distribution fees are used to cover personal services and/or the maintenance of shareholder accounts provided by the Distributor, brokers, dealers, financial professionals or others, and sales, promotional and marketing activities relating to the respective classes.


                                     I, 2-9

      Under the Distribution Plan covering Class A, Class B and Class C shares, the Fund's payments are intended to reimburse the Distributor for expenditures incurred under the plan, and any unused payments are returnable to the Fund.

      Under the Distribution Plan covering Class B(1) shares, the Fund's payments compensate the Distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the Fund.

      During the fiscal year ended December 31, 1999, the New York Tax-Free Fund paid the fees under the Distribution Plans and the fees were used as set forth below. The Distributor may have also used additional resources of its own for further expenses on behalf of the Fund.

                                        Class A  Class B(1)  Class B      Class C
                                        -------  ----------  ----------   --------
Advertising                            $      0   $  2,021   $        0   $    867

Printing and mailing of prospectuses          0        392            0        168
to other than current shareholders

Compensation to dealers                  53,142     10,860      171,089      4,168

Compensation to sales personnel               0      4,616            0      1,942

Interest                                      0          0            0          0

Carrying or other financing charges           0          0            0          0

Other expenses: marketing; general            0      4,320            0      1,738

Fees to offset carryforwards                  0          0            0          0
                                       --------   --------   ----------   --------
Total Fees                             $ 53,142   $ 22,209   $  171,089   $  8,883
                                       ========   ========   ==========   ========
Unreimbursed expenses carried forward  $     --   $122,981   $1,201,666   $850,451

      For more information about Rule 12b-1 fees, see Section II, J of this Statement of Additional Information.

      M.    Performance

     All calculations of performance data in this section reflect the voluntary measures, if any, by the Fund's affiliates to reduce fees or expenses relating to the New York Tax-Free Fund.


                                    I, 2-10

Standard Total Return

     The average annual total return ("standard total return") of each class of shares of the New York Tax-Free Fund was as follows:

                    Ten Years           Five Years          One Year
                      Ended                Ended              Ended
Fund            December 31, 1999    December 31, 1999  December 31, 1999
----            -----------------    -----------------  -----------------

Class A               5.52%                 4.64%             -9.15%
Class B(1)            5.49%                 4.49%            -10.11%
Class B               5.49%                 4.49%            -10.11%
Class C               5.50%                 4.84%             -6.37%
Class S               6.19%                 5.86%             -4.63%

Yield

      The annualized yield of each class of shares of the New York Tax-Free Fund based on the month of December, 1999 was as follows:

                  Class A           4.68%
                  Class B(1)        4.13%
                  Class B           4.13%
                  Class C           4.13%
                  Class S           5.14%

      For more information about performance, see Section II, K of this Statement of Additional Information.

      N.    Special Considerations Relating to New York Municipal Obligations

      The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their continuing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

      Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have previously experienced serious financial difficulties. Although as of the date of this Statement of Additional Information, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund's portfolio. Some of the significant financial considerations relating to the New York Tax-Free Fund's investments in New York Municipal Securities are summarized below. This summary


                                    I, 2-11
information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Securities that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

      State Economy. New York is one of the most populous states in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City (the "City") is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

      The economic forecast of the State has also been modified for 2000 and 2001 from the mid-year forecast to reflect a stronger-than-expected economy. Continued growth is projected for 2000 and 2001 for employment, wages, and personal income, although the growth in employment will moderate from the 1999 pace. Personal income is estimated to have grown by 4.7 percent in 1999, fueled in part by a large increase in financial sector bonus payments at the year's end. Personal income is projected to grow 5.5 percent in 2000 and 4.8 percent in 2001. Total bonus payments are projected to increase by 11 percent in 2000 and
10.5 percent in 2001. Overall employment growth is expected to continue at a more modest pace than in 1999, reflecting the slower growth in the national economy, continued spending restraint by government employers, and restructuring in the manufacturing, health care, social service, and banking sectors.

      There can be no assurance that the State economy will not experience worse-than-predicted results, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

      State Budget. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.


                                    I, 2-12

      State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1 billion (1998-99). On March 31, 1999, the State adopted the debt service portion of the State budget for the 1999-2000 fiscal year; four months later, on August 4, 1999, it enacted the remainder of the budget. The Governor approved the budget as passed by the Legislature. Prior to passing the budget in its entirety for the current fiscal year, the State enacted appropriations that permitted the State to continue its operations.

      The State revised the cash-basis 1999-2000 State Financial Plan on January 11, 2000, with the release of the 2000-01 Executive Budget. The State updated the Financial Plan on January 31, 2000 to reflect the Governor's amendments to his Executive Budget. After these changes, the Division of the Budget ("DOB") now expects the State to close the 1999-2000 fiscal year with an available cash surplus of $758 million in the General Fund, an increase of $733 million over the surplus estimate in the mid-year update. The larger projected surplus derives from $499 million in net higher projected receipts and $259 million in net lower estimated disbursements. DOB revised both its projected receipts and disbursements based on a review of actual operating results through December 1999, as well as an analysis of underlying economic and programmatic trends it believes may affect the Financial Plan for the balance of the year.

      The State plans to use the entire $758 million surplus to make additional deposits to reserve funds. At the close of the current fiscal year, the State expects to deposit $75 million from the surplus into the State's Tax Stabilization Reserve Fund ("TSRF") - the fifth consecutive annual deposit. In the 2000-01 Executive Budget, as amended, the Governor is proposing to use the remaining $683 million from the 1999-2000 surplus to fully finance the estimated 2001-02 and 2002-03 costs of his proposed tax reduction package ($433 million) and to increase the Debt Reduction Reserve Fund ("DRRF") ($250 million).

      DOB projects total General Fund disbursements of $37.06 billion in 1999-2000, a decline of $282 million from the October estimate. Of this amount, $33 million is related to the timing of spending and accounting adjustments and therefore does not contribute to the surplus projected by DOB. The $33 million consists of lower timing-related spending of $65 million from the Community Projects Fund ("CPF") and $50 million from the Collective Bargaining Reserve, offset by the Medicaid reclassification of $82 million described above. Accordingly, lower disbursements since October contribute $249 million to the 1999-2000 surplus, which, when combined with the $10 million in lower disbursements recognized in the mid-year update, produce a total reduction in estimated disbursements of $259 million for the current year.

      State Operations spending is now projected to total $6.63 billion in 1999-2000. In the revised Financial Plan, $50 million of an original $100 million for new collective bargaining costs is set aside in a reserve to cover the cost of labor agreements in 1999-2000, and the balance is transferred to General State Charges in the current year to pay for the recently approved labor contract with State University employees and other labor costs. The remaining revisions to the State Operations estimate are comprised of savings from agency efficiencies and timing-related changes that do not affect the surplus.


                                    I, 2-13

      The State projects a closing balance of $1.17 billion in the General Fund, after the tax refund reserve transaction. The balance is comprised of $548 million in the Tax Stabilization Reserve Fund ("TSRF") after a $75 million deposit in 1999-2000; $265 million in the CPF, which pays for Legislative initiatives; $250 million in the DRRF; and $107 million in the Contingency Reserve Fund ("CRF") (which guards against litigation risks).

      In addition to the General Fund closing balance of $1.17 billion, the State will have a projected $3.09 billion in the tax refund reserve account at the end of 1999-2000. The refund reserve account is used to adjust personal income tax collections across fiscal years to pay for tax refunds, as well as to accomplish other Financial Plan objectives. The projected balance of $3.09 billion is comprised of $1.82 billion in tax reduction reserves from the 1998-99 surplus; $683 million from the 1999-2000 surplus; $521 million from LGAC that may be used to pay tax refunds during 2000-01 but must be on deposit at the close of the fiscal year; $50 million in collective bargaining reserves from 1999-2000; and $25 million in reserves for tax credits.
The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and received almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

      The Governor presented his 2000-01 Executive Budget to the Legislature on January 10, 2000. The Executive Budget contains financial projections for the State's 1999-2000 through 2002-03 fiscal years, a detailed explanation of receipts estimates and the economic forecast on which it is based, and proposed Capital Program and Financing Plan for the 2000-01 through 2004-05 fiscal years. On January 31, 2000, the Governor submitted amendments to his Executive Budget, the most significant of which recommends eliminating all gross receipts taxes on energy providers.

      There can be no assurance that the Legislature will enact into law the Governor's Executive Budget, as amended, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth therein.

      The 2000-01 Financial Plan is projected to have receipts in excess of disbursements on a cash basis in the General Fund, after accounting for the transfer of available receipts from 1999-2000 to 2000-01. Under the Governor's Executive Budget, as amended, total General Fund receipts, including transfers from other funds, are projected at $38.62 billion, an increase of $1.28 billion (3.4 percent) over the current fiscal year. General Fund disbursements, including transfers to other funds, are recommended to grow by 2.3 percent to $37.93 billion, an increase of $869 million over 1999-2000. State Funds spending (the portion of the budget supported exclusively by State taxes, fees, and revenues) is projected to total $52.46 billion, an increase of $2.57 billion or
5.1 percent. Spending from All Government Funds is expected to grow by 5.5 percent, increasing by $4.0 billion to $76.82 billion.

      The State projects a closing balance of $1.61 billion in the General Fund at the end of 2000-01. This balance is comprised of a $433 million reserve set aside from the 1999-2000 surplus to finance the estimated costs of the Governor's proposed tax reduction package in 2001-


                                    I, 2-14

02 and 2002-03, $475 million in cumulative reserves for collective bargaining ($425 million from 2000-01 plus $50 million from 1999-2000), $548 million in the TSRF, and $150 million in the CRF after a proposed $43 million deposit in 2000-01. The change in the closing fund balance compared to 1999-2000 results from the planned use in 2000-01 of $265 million for existing legislative initiatives financed from the CPF and the reclassification of DRRF into the CPF, offset by increased reserves for collective bargaining, tax reduction, and litigation discussed above.

      In addition to the General Fund closing balance of $1.61 billion, the State will have a projected $567 million in the tax refund reserve at the end of 2000-01. Also, $1.2 billion is proposed to be on deposit in the Star Special Revenue Fund to be used in 2001-02 for State-funded local tax reductions and $250 million is proposed to be on deposit in the DRRF. The balance in the DRRF is projected to be used in 2001-02 to retire existing high-cost State-supported debt and increase pay-as-you-go financing of capital projects.

      Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. The projections assume no changes in federal tax law, which could substantially alter the current receipts forecast. In addition, these projections do not include funding for new collective bargaining agreements after the current contracts expire. Actual results, however, could differ materially and adversely from their projections, and those projections may be changed materially and adversely from time to time.

      Debt Limits and Outstanding Debt. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

      The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.


                                    I, 2-15

      The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.

      Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. The State assumes that the 2000-01 Financial Plan will achieve $500 million in savings from initiatives by State agencies to deliver services more efficiently, workforce management efforts, maximization of federal and non-General Fund spending offsets, and other actions necessary to help bring projected disbursements and receipts into balance. The projections do not assume any gap-closing benefit from the potential settlement of State claims against the tobacco industry.

      On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds. Subsequent to that time, the State's general obligations have not been downgraded by S&P.

      On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations.

      New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

      Litigation. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates,


                                    I, 2-16
regulations and procedures; (3) action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non-Indian consumers on Indian reservations; and (4) a challenge to the Governor's application of his constitutional line item veto authority.

      Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of State of Delaware v. State of New York, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions were paid in 1998.

      The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the current fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan.

      Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

      On November 23, 1998, the attorneys general for forty-six states (including New York) entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject


                                    I, 2-17
to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation.

      From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, will receive settlement payments of $1.47 billion over the same period.

      Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

      Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

      In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

      New York City and Other Localities. The fiscal health of the State may also be impacted by the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no


                                    I, 2-18
assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

      In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

      On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds. Subsequent to that time, the City's general obligation bonds have not been downgraded by S&P.

      Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable.

      On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City's general obligation bonds have not been downgraded by Fitch IBCA.

      New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion


                                    I, 2-19
of MAC's debt. MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City.

      Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

      Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

      The projections set forth in the City's Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

      To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. The City issues securities to finance the rehabilitation of its infrastructure and other capital needs and to refinance existing debt, as well as for seasonal financing needs. In fiscal year 1998 and again in fiscal year 2000, the State constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent these disruptions in the capital program, two entities were created to issue debt to increase the City's capital financing capacity: (i) the State Legislature created the Transitional Finance Authority ("TFA") in 1997, and (ii) the City created the Tobacco Settlement Asset Securitization Corporation in 1999. Despite these actions, the City, in order to continue its capital program, will need additional financing capacity in fiscal year 2002, which


                                    I, 2-20
could be provided through increasing the borrowing authority of the TFA or amending the State constitutional debt limit.

      The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

      The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

      Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.

      Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations. Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

      From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.

      Year 2000 Compliance. To date, the State has experienced no significant Year 2000 computer disruptions. Monitoring will continue over the next few months to identify and correct any problems that may arise. However, there can be no assurance that outside parties who provide goods and services to the State will not experience computer problems related to Year


                                    I, 2-21

2000 programming in the future, or that such disruptions, if they occur, will not have an adverse impact on State operations or finances.


                                    I, 2-22

                       STATEMENT OF ADDITIONAL INFORMATION

                                   SECTION II

      This Section II contains general information applicable to the fund(s) identified on the cover page of this Statement of Additional Information. (If more than one Fund is identified, each is referred to as "the Fund.")

      A. Additional Information Concerning Investment Restrictions, Certain Risks and Investment Techniques

      The Fund follows certain fundamental and nonfundamental investment restrictions. The fundamental and nonfundamental investment restrictions for the Fund identified on the cover page of this Statement of Additional Information are included in Section I of this Statement of Additional Information.

      In addition, the Fund may invest in the following instruments, use the following investment techniques or be exposed to the following investment risks. Please note that not all of the instruments, techniques and risks described in this part apply uniformly to the Funds identified on the cover page of this Statement of Additional Information. The extent to which a Fund may engage in the following practices depends on its investment strategy. However, since the Fund generally reserves the flexibility to invest to some degree in ways which are outside its primary focus, it is possible for the Fund to engage in all the described practices.

Derivatives

      The Fund may buy and sell certain types of derivatives, such as options futures contracts, options on futures contracts, and swaps under circumstances in which such instruments are expected by the Investment Manager to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (e.g., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

      Derivatives, such as options, futures contracts, options on futures contracts, and swaps enable the Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies which involve simultaneous short and long positions in response to specific market conditions, such as where the Investment Manager anticipates unusually high or low market volatility.

      The Investment Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income (such as the option writing strategy described below) or "speculative" strategies which are undertaken to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

      The Fund may invest in tax-exempt derivative products such as stripped tax-exempt bonds, synthetic floating rate tax-exempt bonds, tax-exempt asset backed securities including interests in trusts holding tax-exempt lease receivables, and may enter into various interest rate transactions such as swaps, caps, floors or collars as described below. Many of these derivative products are new and are still being developed. Some of these products may generate taxable income or income which is believed to be non-taxable which may later be determined to be taxable. In making investments in any tax-exempt derivative, the Fund will take into consideration the impact on the Fund of the potential taxable nature of any income or gains, the effect of such taxable income or gains on the taxable and non-taxable status of dividends and distributions by the Fund to its shareholders, and the speculative nature of the products given their development nature. Other risks which may arise with tax-exempt derivative products include possible illiquidity because the market for such instruments is still developing. The Fund will attempt to invest in products which appear to have reasonable liquidity and to reduce the risks of nonperformance by counterparties by dealing only with established and reputable institutions.

Futures Contracts.

      Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

      The purchase of a futures contract on an equity security or an index of equity securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Trust's custodian or the broker effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

      Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

      At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

      In transactions establishing a long position in a futures contract, assets equal to the face value of the futures contract will be identified by the Fund to the Trust's custodian for maintenance in a separate account to insure that the use of such futures contracts is unleveraged. Similarly, assets having a value equal to the aggregate face value of the futures contract will be identified with respect to each short position. The Fund will utilize such assets and methods of cover as appropriate under applicable exchange and regulatory policies.

Options.

      The Fund may use options to implement its investment strategy. There are two basic types of options: "puts" and "calls." Each type of option can establish either a long or a short position, depending upon whether the Fund is the purchaser or the writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying asset at the exercise price during the option period. Conversely, a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

      Purchased options have defined risk, that is, the premium paid for the option, no matter how adversely the price of the underlying asset moves, while affording an opportunity for gain corresponding to the increase or decrease in the value of the optioned asset. In general, a purchased put increases in value as the value of the underlying security falls and a purchased call increases in value as the value of the underlying security rises.

      The principal reason to write options is to generate extra income (the premium paid by the buyer). Written options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the underlying asset could rise far above the exercise price before its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying asset. In this case, the writer runs the risk of the lost opportunity to participate in the appreciation in value of the asset rather than the risk of an out-of-pocket loss. A written put option has defined risk, that is, the difference between the agreed upon price that the Fund must pay to the buyer upon exercise of the put and the value, which could be zero, of the asset at the time of exercise.

      The obligation of the writer of an option continues until the writer effects a closing purchase transaction or until the option expires. To secure its obligation to deliver the underlying asset in the case of a call option, or to pay for the underlying asset in the case of a put option, a covered writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

      Among the options which the Fund may enter are options on securities indices. In general, options on indices of securities are similar to options on the securities themselves except that delivery requirements are different. For example, a put option on an index of securities does not give the holder the right to make actual delivery of a basket of securities but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. As with options on equity securities or futures contracts, the Fund may offset its position in index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

      A securities index assigns relative values to the securities included in the index and the index options are based on a broad market index. In connection with the use of such options, the Fund may cover its position by identifying assets having a value equal to the aggregate face value of the option position taken.

Options on Futures Contracts.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

Limitations and Risks of Options and Futures Activity.

      The Fund may not establish a position in a commodity futures contract or purchase or sell a commodity option contract for other than bona fide hedging purposes if immediately thereafter the sum of the amount of initial margin deposits and premiums required to establish such positions for such non-hedging purposes would exceed 5% of the market value of the Fund's net assets. The Fund applies a similar policy to options that are not commodities.

      As noted above, the Fund may engage in both hedging and nonhedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in its holdings correlate with price movements of the futures and options.

      Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Investment Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

      Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options may be closed out only on an exchange which provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out their derivative strategies and might, in some cases, require a Fund to deposit cash to meet applicable margin requirements. The Fund will enter into an option or futures position only if it appears to be a liquid investment.

Swap Arrangements

      The Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase of caps, floors and collars as described below. In an interest rate swap, the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (i.e., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap, the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. Purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed-upon interest rate or amount. A collar combines a cap and a floor.

      The Fund may enter credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

      Most swaps entered into by the Fund will be on a net basis; for example, in an interest rate swap, amounts generated by application of the fixed rate and the floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold appropriate liquid assets, including cash; for swaps entered into on a net basis, assets will be segregated having a daily net asset value equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party, while for swaps on other than a net basis assets will be segregated having a value equal to the total amount of the Fund's obligations.

      These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by the Commodities Futures Trading Commission (the "CFTC") for entities which are not commodity pool operators, such as the Fund. In entering a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund attempts to reduce the risks of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap arrangements may become illiquid to the extent that nonstandard arrangements with one counterparty are not readily transferable to another counterparty or if a market for the transfer of swap positions does not develop. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Investment Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

Repurchase Agreements

      The Fund may enter into repurchase agreements. Repurchase agreements occur when the Fund acquires a security and the seller, which may be either (i) a primary dealer in U.S. Government securities or (ii) an FDIC-insured bank having gross assets in excess of $500 million, simultaneously commits to repurchase it at an agreed-upon price on an agreed-upon date within a specified number of days (usually not more than seven) from the date of purchase. The repurchase price reflects the purchase price plus an agreed-upon market rate of interest which is unrelated to the coupon rate or maturity of the acquired security. The Fund will only enter into repurchase agreements involving U.S. Government securities. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. Repurchase agreements will be limited to 30% of the Fund's net assets, except that repurchase agreements extending for more than seven days when combined with any other illiquid securities held by the Fund will be limited to 15% of the Fund's net assets. To the extent excludable under relevant regulatory interpretations, repurchase agreements involving U.S. Government Securities are not subject to the limitations on the Fund's total assets which may be invested in one issuer or industry.

Reverse Repurchase Agreements

      The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The ability to use reverse repurchase agreements may enable, but does not ensure the ability of, the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.

      When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment of the obligations to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

When-Issued Securities

      The Fund may purchase "when-issued" securities, which are traded on a price or yield basis prior to actual issuance. Such purchases will be made only to achieve the Fund's investment objective and not for leverage. The when-issued trading period generally lasts from a few days to months, or over a year or more; during this period dividends or interest on the securities are not payable. A frequent form of when-issued trading occurs in the U.S. Treasury market when dealers begin to trade a new issue of bonds or notes shortly after a Treasury financing is announced, but prior to the actual sale of the securities. Similarly, securities to be created by a merger of companies may also be traded prior to the actual consummation of the merger. Such transactions may involve a risk of loss if the value of the securities falls below the price committed to prior to actual issuance. The custodian holding Fund assets will establish a segregated account when the Fund purchases securities on a when-issued basis consisting of cash or liquid securities equal to the amount of the when-issued commitments. Securities transactions involving delayed deliveries or forward commitments are frequently characterized as when-issued transactions and are similarly treated by the Fund.

Restricted Securities

      The Fund may invest in restricted securities, including restricted securities sold in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Securities may be resold pursuant to Rule 144A under certain circumstances only to qualified institutional buyers as defined in the rule, and the markets and trading practices for such securities are relatively new and still developing; depending on the development of such markets, Rule 144A Securities may be deemed to be liquid as determined by or in accordance with methods adopted by the Trustees for the Fund. Under such methods the following factors are considered, among others: the frequency of trades and quotes for the security, the number of dealers and potential purchasers in the market, market making activity, and the nature of the security and marketplace trades. Investments in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Also, the Fund may be adversely impacted by the subjective valuation of such securities in the absence of a market for them. Restricted securities that are not resalable under Rule 144A may be subject to risks of illiquidity and subjective valuations to a greater degree than Rule 144A Securities.

Securities Lending

      The Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. The Fund will receive cash or cash equivalents (e.g., U.S. Government obligations) as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. Collateral received by the Fund will generally be held in the form tendered, although cash may be invested in unaffiliated mutual funds with quality short-term portfolios, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or certain unaffiliated mutual funds, repurchase agreements or other similar investments. The investing of cash collateral received from loaning portfolio securities involves leverage which magnifies the potential for gain or loss on monies invested and, therefore, results in an increase in the volatility of the Fund's outstanding securities. Such loans may be terminated at any time.

      The Fund may receive a lending fee and will retain rights to dividends, interest or other distributions, on the loaned securities. Voting rights pass with the lending, although the Fund may call loans to vote proxies if desired. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Loans are made only to borrowers which are deemed by the Investment Manager or its agents to be of good financial standing.

Short-Term Trading

      The Fund may engage in short-term trading of securities and reserves full freedom with respect to portfolio turnover. In periods where there are rapid changes in economic conditions and security price levels or when reinvestment strategy changes significantly, portfolio turnover may be higher than during times of economic and market price stability or when investment strategy remains relatively constant. The Fund's portfolio turnover rate may involve greater transaction costs, relative to other funds in general, and may have tax and other consequences.

Temporary and Defensive Investments

      The Fund may hold up to 100% of its assets in cash or high-quality debt securities for temporary defensive purposes. The Fund will adopt a temporary defensive position when, in the opinion of the Investment Manager, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of high-quality instruments in which the Fund may invest for such purposes include money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's Corporation ("S&P") or the "Prime" major rating category by Moody's Investor's Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issued rated at least within the "A" category by S&P or Moody's.

      The Fund intends that short-term securities acquired for temporary purposes will be exempt from income taxes. However, if suitable short-term securities are not available or if securities are available only on a when-issued basis or in the event of an emergency, the Fund may invest up to 100% of its total assets in short-term securities which may not be exempt from taxes.

Other Investment Companies

      The Fund may invest in securities of other investment companies, including affiliated investment companies, such as open- or closed-end management investment companies, hub and spoke (master/feeder) funds, pooled accounts or other similar, collective investment vehicles. As a shareholder of an investment company, the Fund may indirectly bear service and other fees in addition to the fees the Fund pays its service providers. Similarly, other investment companies may invest in the Fund. Other investment companies that invest in the Fund may hold significant portions of the Fund and materially affect the sale and redemption of Fund shares and the Fund's portfolio transactions.

      B.    Debt Instruments And Permitted Cash Investments

      The Fund may invest in long-term and short-term debt securities. Certain investment practices in which the Fund may engage, and certain debt securities and money market instruments in which the Fund may invest, are described below.

      Managing Volatility. In administering the Fund's portfolio, the Investment Manager attempts to manage volatility in part by managing the duration and weighted average maturity of the Fund's bond position.

      Duration is an indicator of the expected volatility of a bond position in response to changes in interest rates. In calculating duration, the Fund measures the average time required to receive all cash flows associated with those debt securities held in the Fund's portfolio -- representing payments of principal and interest -- by considering the timing, frequency and amount of payment expected from each portfolio security. The higher the duration, the greater the gains and losses when interest rates change. Duration generally is a more accurate measure of potential volatility with a portfolio composed of high-quality debt securities, such as U.S. government securities, municipal securities and high-grade U.S. corporate bonds, than with lower-grade securities.

      The Investment Manager may use several methods to manage the duration of the Fund's bond position in order to increase or decrease its exposure to changes in interest rates. First, the Investment Manager may adjust portfolio duration by adjusting the mix of debt securities held by the Fund. For example, if the Investment Manager intends to shorten duration, it may sell debt instruments that individually have a long duration and purchase other debt instruments that individually have a shorter duration. Among the factors that will affect a debt security's duration are the length of time to maturity, the timing of interest and principal payments, and whether the terms of the security give the issuer of the security the right to call the security prior to maturity. Second, the Investment Manager may adjust portfolio duration using derivative transactions, especially with interest rate futures and options contracts. For example, if the Investment Manager wants to lengthen the duration of the Fund's bond position, it could purchase interest rate futures contracts instead of buying longer-term bonds or selling shorter-term bonds. Similarly, during periods of lower interest rate volatility, the Investment Manager may use a technique to extend duration in the event rates rise by writing an out-of-the-money put option and receiving premium income with the expectation that the option could be exercised. In managing duration, the use of such derivatives may be faster and more efficient than trading specific portfolio securities.

      Weighted average maturity is another indicator of potential volatility used by the Investment Manager with respect to the Fund's bond portfolio, although for certain types of debt securities, such as high quality debt securities, it is not as accurate as duration in quantifying potential volatility. Weighted average maturity is the average of all maturities of the individual debt securities held by the Fund, weighted by the market value of each security. Generally, the longer the weighted average maturity, the more bond prices will vary in response to changes in interest rates.

U.S. Government and Related Securities

      U.S. Government securities are securities which are issued or guaranteed as to principal or interest by the U.S. Government, a U.S. Government agency or instrumentality, or certain mixed-ownership Government corporations as described herein. The U.S. Government securities in which the Fund invests include, among others:

      1. direct obligations of the U.S. Treasury, i.e., U.S. Treasury bills, notes, certificates and bonds;

      2. obligations of U.S. Government agencies or instrumentalities such as the Federal Home Loan Banks, the Federal Farm Credit Banks, the Federal National Mortgage Association, the Government National Mortgage Association and the Federal Home Loan Mortgage Corporation; and

      3. obligations of mixed-ownership Government corporations such as Resolution Funding Corporation.

      U.S. Government securities which the Fund may buy are backed in a variety of ways by the U.S. Government, its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal National Mortgage Association, are backed by the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities, although the U.S. Government has no legal obligation to do so. Obligations such as those of the Federal Home Loan Bank, the Federal Farm Credit Bank, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations. Certain obligations of Resolution Funding Corporation, a mixed-ownership Government corporation, are backed with respect to interest payments by the U.S. Treasury, and with respect to principal payments by U.S. Treasury obligations held in a segregated account with a Federal Reserve Bank. Except for certain mortgage-related securities, the Fund will only invest in obligations issued by mixed-ownership Government corporations where such securities are guaranteed as to payment of principal or interest by the U.S. Government or a U.S. Government agency or instrumentality, and any unguaranteed principal or interest is otherwise supported by U.S. Government obligations held in a segregated account.

      U.S. Government securities may be acquired by the Fund in the form of separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. Obligations of Resolution Funding Corporation are similarly divided into principal and interest components and maintained as such on the book entry records of the Federal Reserve Banks.

      In addition, the Fund may invest in custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and may not be deemed U.S. Government securities.

      The Fund may also invest from time to time in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as Government trust certificates.

Bank Money Investments

      Bank money investments include, but are not limited to, certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are generally short-term (i.e., less than one year), interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). A banker's acceptance may be obtained from a domestic or foreign bank, including a U.S. branch or agency of a foreign bank. The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are nonnegotiable deposits for a fixed period of time at a stated interest rate. The Fund will not invest in any such bank money investment unless the investment is issued by a U.S. bank that is a member of the Federal Deposit Insurance Corporation ("FDIC"), including any foreign branch thereof, a U.S. branch or agency of a foreign bank, a foreign branch of a foreign bank, or a savings bank or savings and loan association that is a member of the FDIC and which at the date of investment has capital, surplus and undivided profits (as of the date of its most recently published financial statements) in excess of $50 million. The Fund will not invest in time deposits maturing in more than seven days and will not invest more than 10% of its total assets in time deposits maturing in two to seven days.

      U.S. branches and agencies of foreign banks are offices of foreign banks and are not separately incorporated entities. They are chartered and regulated either federally or under state law. U.S. federal branches or agencies of foreign banks are chartered and regulated by the Comptroller of the Currency, while state branches and agencies are chartered and regulated by authorities of the respective states or the District of Columbia. U.S. branches of foreign banks may accept deposits and thus are eligible for FDIC insurance; however, not all such branches elect FDIC insurance. Unlike U.S. branches of foreign banks, U.S. agencies of foreign banks may not accept deposits and thus are not eligible for FDIC insurance. Both branches and agencies can maintain credit balances, which are funds received by the office incidental to or arising out of the exercise of their banking powers and can exercise other commercial functions, such as lending activities.

Short-Term Corporate Debt Instruments

      Short-term corporate debt instruments include commercial paper to finance short-term credit needs (i.e., short-term, unsecured promissory notes) issued by, among others, (a) corporations and (b) domestic or foreign bank holding companies or their subsidiaries or affiliates where the debt instrument is guaranteed by the bank holding company or an affiliated bank or where the bank holding company or the affiliated bank is unconditionally liable for the debt instrument. Commercial paper is usually sold on a discounted basis and has a maturity at the time of issuance not exceeding nine months.

Lower Rated Debt Securities

      The Fund may invest in debt securities within the BB major rating category or lower by S&P or the Ba major rating category or lower by Moody's or debt securities that are unrated but considered by the Investment Manager to be of equivalent investment quality to comparable rated securities. Such securities generally involve more credit risk than higher rated securities and are considered by S&P and Moody's to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Further, such securities may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher rated debt securities. Risks of lower quality debt securities include (i) limited liquidity and secondary market support, (ii) substantial market price volatility resulting from changes in prevailing interest rates and/or investor perception, (iii) subordination to the prior claims of banks and other senior lenders, (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates when the fund may be required to reinvest premature redemption proceeds in lower yielding portfolio securities; (v) the possibility that earnings of the issuer may be insufficient to meet its debt service; (vi) the issuer's low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn; and (viii) the realization of taxable income for shareholders without the corresponding receipt of cash in connection with investments in "zero coupon" or "pay-in-kind" securities. Growth in the market for this type of security has paralleled a general expansion in certain sectors in the U.S. economy, and the effects of adverse economic changes (including a recession) are unclear. For further information concerning the ratings of debt securities, see "--Commercial Paper Ratings" and "--Rating Categories of Debt Securities," below. In the event the rating of a security is downgraded, the Investment Manager will determine whether the security should be retained or sold depending on an assessment of all facts and circumstances at that time.

Zero and Step Coupon Securities

      Zero and step coupon securities are debt securities that may pay no interest for all or a portion of their life but are purchased at a discount to face value at maturity. Their return consists of the amortization of the discount between their purchase price and their maturity value, plus in the case of a step coupon, any fixed rate interest income. Zero and step coupon securities pay no interest to holders prior to maturity even though interest on these securities is reported as income to the Fund. The Fund will be required to distribute all or substantially all of such amounts annually to its shareholders. These distributions may cause the Fund to liquidate portfolio assets in order to make such distributions at a time when the Fund may have otherwise chosen not to sell such securities. The amount of the discount fluctuates with the market value of such securities, which may be more volatile than that of securities which pay interest at regular intervals.

Master Loan Participation Agreements

      The Fund may invest in loan participations. These investments represent interests in floating or variable rate loans to foreign countries, corporations and other entities. Loan participations will generally be acquired by the Fund from a lender, usually a bank or other similar financial services entity. The underlying loans may pay interest at rates which are periodically redetermined on the basis of a base lending rate plus a premium. These base lending rates are generally the Prime Rate offered by a major U.S. bank, the London InterBank Offered Rate or other base rates used by commercial lenders.

      The Fund may invest in loans which are not secured by any collateral. Uncollateralized loans pose a greater risk of nonpayment of interest or loss of principal than do collateralized loans. Interest and principal payments on these loan participations may be reduced, deferred, suspended or eliminated. While loan participations generally trade at par value, the fund will also be able to acquire loan participations that sell at a discount because of the borrower's credit standing.

      The loan participations generally are not rated by nationally recognized statistical rating organizations. Participation interests generally are not listed on any national securities exchange and no regular market has developed for such interests. The loans may be subject to restrictions on resale and any secondary purchases and sales generally are conducted in private transactions.

      When acquiring a loan participation, the Fund will have a contractual relationship only with the lender, not with the borrower. The Fund has the right to receive payments of principal and interest only from the lender selling the loan participation and only upon receipt by such lender of such payments from the borrower. As a result, the Fund may assume the credit risk of both the borrower and the lender selling the loan participation.

Certain Ratings Categories

Commercial Paper Ratings.

      Commercial paper investments at the time of purchase will be rated within the "A" major rating category by S&P or within the "Prime" major rating category by Moody's, or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or by Moody's. The money market investments in corporate bonds and debentures (which must have maturities at the date of settlement of one year or less) must be rated at the time of purchase at least within the "A" category by S&P or within the "Prime" category by Moody's.

      Commercial paper rated within the "A" category (highest quality) by S&P is issued by entities which have liquidity ratios which are adequate to meet cash requirements. Long-term senior debt is rated within the "A" category or better, although in some cases credits within the "BBB" category may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. (Those A-1 issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign: A-1+.)

      The rating "Prime" is the highest commercial paper rating category assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1, Prime-2 or Prime-3.

Standard & Poor's Corporation Municipal Debt Ratings.

      AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

      AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A: Debt rated A has a strong capacity to pay interest and repay principal, although it is more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      Debt rated BB, B, CCC, CC and C is regarded as having speculative characteristics with respect to capacity to pay interest and repay principal, BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.

      BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

      B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

      CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

      CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

      C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

      CI: The rating CI is reserved for income bonds on which no interest is being paid.

      D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

      Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      S&P may attach the "r" symbol to derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to noncredit risks created by the terms of the obligation, such as securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only (IO) and principal only (PO) mortgage securities.

      SP-1: Notes rated SP-1 are of the highest quality with very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

      SP-2: Notes rated SP-2 are of high quality with satisfactory capacity to pay principal and interest.

      SP-3: Notes rated SP-3 have a speculative capacity to pay principal and interest.

Moody's Investors Service, Inc.

      Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present, which make the long-term risks appear somewhat larger than in Aaa securities.

      A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance or other terms of the contract over any long period of time may be small.

      Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      1, 2 or 3: The ratings from Aa through B may be modified by the addition of a numeral indicating a bond's rank within its rating category.

Unrated and Split-Rated Securities.

      The Fund may invest up to 25% of its total assets in unrated securities considered by the Investment Manager to be of equivalent investment quality to comparable rated securities in which the Fund may invest. Many issuers of tax-exempt securities choose not to have their obligations rated. Although unrated securities usually provide a higher yield than rated securities, they may also involve a greater degree of risk. Medium and lower rated or unrated tax-exempt bonds are frequently traded in markets in which liquidity may be limited. This factor might limit the ability to sell such securities at the fair value either to meet redemption requests or to respond to changes in the economy or the financial markets. The Fund will purchase unrated securities only when the Investment Manager believes that the issuers of such securities are in financial circumstances similar to the financial circumstances of issuers of securities rated within the BB or Ba categories or above and the securities themselves are otherwise similar in quality to those rated within the BB or Ba categories or above.

      The Fund may invest in debt instruments which are split rated; for example, rated investment grade by one rating agency, but lower than investment grade by the other. Where an investment is split rated, the Fund may invest on the basis of the higher rating. Where an investment is rated by only one rating agency, the Fund may invest on the basis of the one rating or on the basis of a higher rating derived from its own analysis.

Ratings Downgrades.

      In the event the lowering of ratings of debt instruments held by the Fund by applicable rating agencies results in a material decline in the overall quality of the Fund's portfolio, the Trustees of the Trust will review the situation and take such action as they deem in the best interests of the Fund's shareholders, including, if necessary, changing the composition of the portfolio.

      C.    The Trusts, the Trustees and Officers and Fund Shares

      The Trustees of a Trust have authority to issue an unlimited number of shares of beneficial interest of separate series, $.001 par value per share. The Trustees also have authority, without the necessity of a shareholder vote, to create any number of new series or classes or to commence the public offering of shares of any previously established series or classes. The Trustees have authorized shares of each Fund to be issued in multiple classes.

      Each share of each class of shares represents an identical legal interest in the same portfolio of investments of a Fund, has the same rights and is identical in all respects, except that Class A, Class B(1), Class B and Class C shares bear the expenses of the deferred sales arrangement and any expenses (including the higher service and distribution fees) resulting from such sales arrangement, and certain other incremental expenses related to a class. Each class will have exclusive voting rights with respect to provisions of the Rule 12b-1 distribution plan pursuant to which the service and distribution fees, if any, are paid. Although the legal rights of holders of each class of shares are identical, it is likely that the different expenses borne by each class will result in different net asset values and dividends. The different classes of shares of the Fund also have different exchange privileges. Except for those differences between classes of shares described above, in the Fund's Prospectus and otherwise this Statement of Additional Information, each share of the Fund has equal dividend, redemption and liquidation rights with other shares of the Fund, and when issued, is fully paid and nonassessable by the Fund.

      The rights of holders of shares may be modified by the Trustees at any time, so long as such modifications do not have an adverse effect on the rights of any shareholder. On any matter submitted to the shareholders, the holder of a Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative net asset value thereof.

      Under each Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required. Thus, there ordinarily will be no shareholder meetings unless required by the 1940 Act. Except as otherwise provided under the 1940 Act, the Board of Trustees will be a self-perpetuating body until fewer than two-thirds of the Trustees serving as such are Trustees who were elected by shareholders of the Trust. In the event less than a majority of the Trustees serving as such were elected by shareholders of the Trust, a meeting of shareholders will be called to elect Trustees. Under the Master Trust Agreement, any Trustee may be removed by vote of two-thirds of the outstanding Trust shares; holders of 10% or more of the outstanding shares of the Trust can require that the Trustees call a meeting of shareholders for purposes of voting on the removal of one or more Trustees. In connection with such meetings called by shareholders, shareholders will be assisted in shareholder communications to the extent required by applicable law.

      Under Massachusetts law, the shareholders of a Trust could, under certain circumstances, be held personally liable for the obligations for the Trust. However, each Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification for all losses and expenses of any shareholder of the Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Investment Manager believes that, in view of the above, the risk of personal liability to shareholders is remote.

      The Trustees and officers of each Trust are identified below, together with biographical information.

-------------------------------------------------------------------------------------------------------------------------
                                                                                                               Master
    STATE STREET          Capital          Equity        Exchange       Financial      Growth      Income    Investment
      RESEARCH:            Trust           Trust           Trust          Trust         Trust       Trust       Trust
-------------------------------------------------------------------------------------------------------------------------
    TRUSTEES AND
      PRINCIPAL
      OFFICERS
-------------------------------------------------------------------------------------------------------------------------
Peter C. Bennett      Vice President   Vice President Vice President  Vice President Vice        Vice        Vice
                                                                                     President   President   President
-------------------------------------------------------------------------------------------------------------------------
Bruce R. Bond         Trustee          Trustee        Trustee         Trustee        Trustee     Trustee     Trustee
-------------------------------------------------------------------------------------------------------------------------
John R. Borzilleri                                                    Vice President
-------------------------------------------------------------------------------------------------------------------------
Paul J. Clifford, Jr.
-------------------------------------------------------------------------------------------------------------------------
Thomas J. Dillman
-------------------------------------------------------------------------------------------------------------------------
Catherine Dudley      Vice
                      President
-------------------------------------------------------------------------------------------------------------------------
Steve A. Garban       Trustee          Trustee        Trustee         Trustee        Trustee     Trustee     Trustee
-------------------------------------------------------------------------------------------------------------------------
Bartlett R. Geer                       Vice President                                            Vice
                                                                                                 President
-------------------------------------------------------------------------------------------------------------------------
Lawrence J. Haverty,  Vice President
Jr.
-------------------------------------------------------------------------------------------------------------------------
F. Gardner Jackson,                    Vice President
Jr.
-------------------------------------------------------------------------------------------------------------------------
John H. Kallis                                                        Vice President             Vice
                                                                                                 President
-------------------------------------------------------------------------------------------------------------------------
Dyann H. Kiessling
-------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
                          Money
    STATE STREET          Market        Securities         Tax-Exempt
      RESEARCH:           Trust           Trust               Trust
----------------------------------------------------------------------------
    TRUSTEES AND
      PRINCIPAL
      OFFICERS
----------------------------------------------------------------------------
Peter C. Bennett                     Vice President
----------------------------------------------------------------------------
Bruce R. Bond         Trustee        Trustee          Trustee
----------------------------------------------------------------------------
John R. Borzilleri
----------------------------------------------------------------------------
Paul J. Clifford, Jr.                                 Vice President
----------------------------------------------------------------------------
Thomas J. Dillman                    Vice President
----------------------------------------------------------------------------
Catherine Dudley
----------------------------------------------------------------------------
Steve A. Garban       Trustee        Trustee          Trustee
----------------------------------------------------------------------------
Bartlett R. Geer                     Vice President
----------------------------------------------------------------------------
Lawrence J. Haverty,
Jr.
----------------------------------------------------------------------------
F. Gardner Jackson,
Jr.
----------------------------------------------------------------------------
John H. Kallis        Vice President Vice President   Vice President
----------------------------------------------------------------------------
Dyann H. Kiessling    Vice President
----------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                               Master
    STATE STREET          Capital          Equity        Exchange       Financial      Growth      Income    Investment
      RESEARCH:            Trust           Trust           Trust          Trust         Trust       Trust       Trust
-------------------------------------------------------------------------------------------------------------------------
    TRUSTEES AND
      PRINCIPAL
      OFFICERS
-------------------------------------------------------------------------------------------------------------------------
Rudolph K. Kluiber    Vice President
-------------------------------------------------------------------------------------------------------------------------
Francis J. McNamara,  Secretary        Secretary      Secretary       Secretary      Secretary   Secretary   Secretary
III
-------------------------------------------------------------------------------------------------------------------------
Gerard P. Maus        Treasurer        Treasurer      Treasurer       Treasurer      Treasurer   Treasurer   Treasurer
-------------------------------------------------------------------------------------------------------------------------
Thomas P. Moore, Jr.                   Vice President                 Vice President
-------------------------------------------------------------------------------------------------------------------------
Dean O. Morton        Trustee          Trustee        Trustee         Trustee        Trustee     Trustee     Trustee
-------------------------------------------------------------------------------------------------------------------------
Brian P. O'Dell                        Vice President
-------------------------------------------------------------------------------------------------------------------------
Kim M. Peters
-------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips     Trustee          Trustee        Trustee         Trustee        Trustee     Trustee     Trustee
-------------------------------------------------------------------------------------------------------------------------
E.K. Easton                                                           Vice President
Ragsdale, Jr.
-------------------------------------------------------------------------------------------------------------------------
Daniel J. Rice III                     Vice President
-------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt       Trustee          Trustee        Trustee         Trustee        Trustee     Trustee     Trustee
-------------------------------------------------------------------------------------------------------------------------
Michael S. Scott      Trustee          Trustee        Trustee         Trustee        Trustee     Trustee     Trustee
Morton
-------------------------------------------------------------------------------------------------------------------------
Thomas A. Shively                                                     Vice President             Vice
                                                                                                 President
-------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
                          Money
    STATE STREET          Market        Securities         Tax-Exempt
      RESEARCH:           Trust           Trust               Trust
----------------------------------------------------------------------------
    TRUSTEES AND
      PRINCIPAL
      OFFICERS
----------------------------------------------------------------------------
Rudolph K. Kluiber
----------------------------------------------------------------------------
Francis J. McNamara,  Secretary      Secretary        Secretary
III
----------------------------------------------------------------------------
Gerard P. Maus        Treasurer      Treasurer        Treasurer
----------------------------------------------------------------------------
Thomas P. Moore, Jr.
----------------------------------------------------------------------------
Dean O. Morton        Trustee        Trustee          Trustee
----------------------------------------------------------------------------
Brian P. O'Dell
----------------------------------------------------------------------------
Kim M. Peters                        Vice President
----------------------------------------------------------------------------
Susan M. Phillips     Trustee        Trustee          Trustee
----------------------------------------------------------------------------
E.K. Easton
Ragsdale, Jr.
----------------------------------------------------------------------------
Daniel J. Rice III
----------------------------------------------------------------------------
Toby Rosenblatt       Trustee        Trustee          Trustee
----------------------------------------------------------------------------
Michael S. Scott      Trustee        Trustee          Trustee
Morton
----------------------------------------------------------------------------
Thomas A. Shively     Vice President Vice President   Vice President
----------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                                               Master
    STATE STREET          Capital          Equity        Exchange       Financial      Growth      Income    Investment
      RESEARCH:            Trust           Trust           Trust          Trust         Trust       Trust       Trust
-------------------------------------------------------------------------------------------------------------------------
    TRUSTEES AND
      PRINCIPAL
      OFFICERS
-------------------------------------------------------------------------------------------------------------------------
Ralph F. Verni        Trustee,         Trustee,       Trustee,        Trustee,       Trustee,    Trustee,    Trustee,
                      Chairman of      Chairman of    Chairman of     Chairman of    Chairman    Chairman    Chairman
                      the Board,       the Board,     the Board,      the Board,     of the      of the      of the
                      President &      President &    President &     President &    Board,      Board,      Board,
                      Chief Executive  Chief          Chief           Chief          President   President   President
                      Officer          Executive      Executive       Executive      & Chief     & Chief     & Chief
                                       Officer        Officer         Officer        Executive   Executive   Executive
                                                                                     Officer     Officer     Officer
-------------------------------------------------------------------------------------------------------------------------
Tucker Walsh          Vice President
-------------------------------------------------------------------------------------------------------------------------
James M. Weiss        Vice President   Vice President Vice President  Vice President Vice        Vice        Vice
                                                                                     President   President   President
-------------------------------------------------------------------------------------------------------------------------
Elizabeth M. Westvold
-------------------------------------------------------------------------------------------------------------------------
John T. Wilson                         Vice President                                                        Vice
                                                                                                             President
-------------------------------------------------------------------------------------------------------------------------
Kennard Woodworth,                                    Vice President  Vice President Vice
Jr.                                                                                  President
-------------------------------------------------------------------------------------------------------------------------
Peter A. Zuger                         Vice President
-------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
                          Money
    STATE STREET          Market        Securities         Tax-Exempt
      RESEARCH:           Trust           Trust               Trust
----------------------------------------------------------------------------
    TRUSTEES AND
      PRINCIPAL
      OFFICERS
----------------------------------------------------------------------------
Ralph F. Verni        Trustee,       Trustee,         Trustee,
                      Chairman of    Chairman of      Chairman of
                      the Board,     the Board,       the Board,
                      President &    President &       President &
                      Chief          Chief Executive  Chief Executive
                      Executive      Officer          Officer
                      Officer

----------------------------------------------------------------------------
Tucker Walsh
----------------------------------------------------------------------------
James M. Weiss                       Vice President

----------------------------------------------------------------------------
Elizabeth M. Westvold                Vice President
----------------------------------------------------------------------------
John T. Wilson
----------------------------------------------------------------------------
Kennard Woodworth,                   Vice President
Jr.
----------------------------------------------------------------------------
Peter A. Zuger
----------------------------------------------------------------------------

      Additional information on the Trustees, Directors and principal officers of the State Street Research Funds is provided below. The address for each person is One Financial Center, Boston, Massachusetts 02111.

      *Peter C. Bennett: He is 61 and his principal occupation is currently, and during the past five years has been, Executive Vice President of the Investment Manager. Mr. Bennett is also a Director of the Investment Manager. Mr. Bennett's other principal business affiliations include Director, State Street Research Investment Services, Inc.

      Bruce R. Bond: He is 53. During the past five years, Mr. Bond has also served as Chairman of the Board, Chief Executive Officer and President of PictureTel Corporation, Chief Executive Officer of ANS Communications (a communications networking company) and as managing director of British Telecommunications PLC.

      *John R. Borzilleri, MD: He is 41 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President of the Investment Manager, as a Vice President of Montgomery Securities and as an equity analyst at Dean Witter.

      *Paul J. Clifford, Jr.: He is 37 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager.

      *Thomas J. Dillman: He is 50 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as research director at Bank of New York.

      *Catherine Dudley: She is 40 and her principal occupation is senior Vice President of the Investment Manager. During the past five years she has also served as a senior portfolio manager at Chancellor Capital Management and as a portfolio manager at Phoenix Investment Council.

      +Steve A. Garban: He is 62 and he is retired and was formerly Senior Vice President for Finance and Operations and Treasurer of The Pennsylvania State University. Mr. Garban is also a Director of Metropolitan Series Fund, Inc. (an investment company).

      *Bartlett R. Geer: He is 44 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

      *Lawrence J. Haverty, Jr.: He is 55 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

      *F. Gardner Jackson, Jr.: He is 57 and his principal occupation is currently, and during the past five years has been Senior Vice President of the Investment Manager.

      *John H. Kallis: He is 59 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

      *Dyann H. Kiessling: She is 36 and her principal occupation is Vice President of the Investment Manager. During the past five years she has also served as a fixed income trader for the Investment Manager.

      *Rudolph K. Kluiber: He is 40 and his principal occupation currently is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President of the Investment Manager.

      *Gerard P. Maus: He is 49 and his principal occupation is Executive Vice President, Treasurer, Chief Financial Officer, Chief Administrative Officer, and Director of the Investment Manager. Mr. Maus's other principal business affiliations include Executive Vice President, Chief Financial Officer, Chief Administrative Officer, Treasurer and Director of State Street Research Investment Services, Inc.; Treasurer and Chief Financial Officer of SSRM Holdings, Inc.; and Director of SSR Realty Advisors, Inc.

      *Francis J. McNamara, III: He is 44 and his principal occupation is Executive Vice President, General Counsel and Secretary of the Investment Manager. During the past five years he has also served as Senior Vice President of the Investment Manager and as Senior Vice President and General Counsel of The Boston Company Inc., Boston Safe Deposit and Trust Company and The Boston Company Advisors, Inc. Mr. McNamara's other principal business affiliations include Executive Vice President, General Counsel and Clerk of State Street Research Investment Services, Inc.; and Secretary and General Counsel of SSRM Holdings, Inc.

      *Thomas P. Moore, Jr.: He is 61 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

      +Dean O. Morton: He is 68 and he is retired and was formerly Executive Vice President, Chief Operating Officer and Director of Hewlett-Packard Company. Mr. Morton is also a Director of Metropolitan Series Fund, Inc. (an investment company).

      *Brian P. O'Dell: He is 34 and his principal occupation is currently Assistant Portfolio Manager for the Investment Manager. During the past five years he has also served as a portfolio manager and analyst at Freedom Capital Management Corporation.

      *Kim M. Peters: He is 47 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager.

      Susan M. Phillips: She is 55 and her principal occupation is currently Dean of the School of Business and Public Management at George Washington University and Professor of Finance. Previously, she was a member of the Board of Governors of the Federal Reserve System and Chairman and Commissioner of the Commodity Futures Trading Commission.

      *E.K. Easton Ragsdale, Jr.: He is 48 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager and as Senior Vice President and Chief Quantitative Analyst for Kidder Peabody & Co.

      *Daniel J. Rice III: He is 48 and his principal occupation is currently Senior Vice President of the Investment Manager. During the past five years he has also served as Vice President of the Investment Manager.

      Toby Rosenblatt: He is 61 and his principal occupations during the past five years have been President of Founders Investments Ltd. and President of The Glen Ellen Company, a private investment company.

      +Michael S. Scott Morton: He is 62 and his principal occupation during the past five years has been Jay W. Forrester Professor of Management at Sloan School of Management, Massachusetts Institute of Technology. Dr. Scott Morton is also a Director of Metropolitan Series Fund, Inc. (an investment company).

      *Thomas A. Shively: He is 45 and his principal occupation is currently, and during the past five years has been, Executive Vice President of the Investment Manager. Mr. Shively is also a Director of the Investment Manager. Mr. Shively's other principal business affiliations include Director of State Street Research Investment Services, Inc.

      *Ralph F. Verni: He is 57 and his principal occupation is currently, and during the past five years has been, Chairman of the Board, President, Chief Executive Officer and Director of State Street Research & Management Company. Mr. Verni's other principal business affiliations include Chairman of the Board and Director of State Street Research Investment Services, Inc. (and until February 1996, prior positions as President and Chief Executive Officer of that company).

      *Tucker Walsh: He is 30 and his principal occupation is Vice President of the Investment Manager. During the past five years he has been an analyst of the Investment Manager and also at Chilton Investment Partners. Prior to that he was employed at Merrill Lynch and Cowen Asset Management.

      *James M. Weiss: He is 53 and his principal occupation is Executive Vice President of the Investment Manager. During the past five years he has also served as Senior Vice President of the Investment Manager and as President and Chief Investment Officer of IDS Equity Advisors.

      *Elizabeth M. Westvold: She is 39 and her principal occupation is Senior Vice President of the Investment Manager. During the past five years she has also served as Vice President and as an analyst for the Investment Manager.

      *John T. Wilson: He is 36 and his principal occupation is Senior Vice President of the Investment Manager. During the past five years he has also served as a Vice President of the

Investment Manager, as an analyst and portfolio manager at Phoenix Home Life Mutual Insurance Company and as a Vice President of Phoenix Investment Counsel Inc.

      *Kennard Woodworth, Jr.: He is 61 and his principal occupation is currently, and during the past five years has been, Senior Vice President of the Investment Manager.

      *Peter A. Zuger: He is 51. His principal occupation is Senior Vice President of State Street Research & Management Company. During the past five years he has also served as Vice President of American Century Investment Management Company.

-----------------

* These Trustees and/or Officers are deemed to be "interested persons" of the Trust under the 1940 Act because of their affiliations with the Fund's investment adviser.

+ Serves as a Director of Metropolitan Series Fund, Inc., which has an advisory relationship with the Investment Manager or its parent, Metropolitan Life Insurance Company.

      D.    Investment Advisory Services

      Under the provisions of each Trust's Master Trust Agreement and the laws of Massachusetts, responsibility for the management and supervision of the Fund rests with the Trustees.

      State Street Research & Management Company, the Investment Manager, a Delaware corporation, with offices at One Financial Center, Boston, Massachusetts 02111-2690, acts as investment adviser to the Fund. The Investment Manager was founded by Paul Cabot, Richard Saltonstall and Richard Paine to serve as investment adviser to one of the nation's first mutual funds, presently known as State Street Research Investment Trust, which they had formed in 1924. Their investment management philosophy emphasized comprehensive fundamental research and analysis, including meetings with the management of companies under consideration for investment. The Investment Manager's portfolio management group has extensive investment industry experience managing equity and debt securities.

      The Investment Manager is charged with the overall responsibility for managing the investments and business affairs of each Fund, subject to the authority of the Board of Trustees. Each Advisory Agreement provides that the Investment Manager shall furnish the applicable Funds with an investment program, office facilities and such investment advisory, research and administrative services as may be required from time to time. The Investment Manager compensates all executive and clerical personnel and Trustees of each Trust if such persons are employees of the Investment Manager or its affiliates. The Investment Manager is an indirect wholly owned subsidiary of MetLife.

      Each Advisory Agreement provides that it shall continue in effect with respect to a Fund for a period of two years after its initial effectiveness and will continue from year to year thereafter as long as it is approved at least annually both (i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or by the Trustees of the Trust, and
(ii) in either event by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically in the event of its assignment, as defined under the 1940 Act and regulations thereunder. Such regulations provide that a transaction which does not result in a change of actual control or management of an adviser is not deemed an assignment.

      Information about rates at which fees are calculated under the Advisory Agreement with respect to the Funds identified on the cover page of the Statement of Additional Information, as well as the fees paid to the Investment Manager in previous years, is included in Section I of this Statement of Additional Information.

      The Fund, the Investment Manager, and the Distributor have adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Fund are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

      E.    Purchase and Redemption of Shares

      Shares of each Fund are distributed by State Street Research Investment Services, Inc., the Distributor. Class A, Class B(1), Class B, Class C and Class S shares of the Fund may be purchased at the next determined net asset value per share plus, in the case of all classes except Class S shares, a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or (ii) on a deferred basis (the Class B(1), Class B and Class C shares). Class B shares are available only to current Class B shareholders through reinvestment of dividends and capital gains distributions or through exchanges from existing Class B accounts of the State Street Research Funds. General information on how to buy shares of the Fund, as well as sales charges involved, are set forth under "Your Investment" in the Prospectus. The following supplements that information.

      Public Offering Price. The public offering price for each class of shares is based on their net asset value determined as of the close of regular trading on the NYSE, but not later than 4 p.m. eastern time, on the day the purchase order is received by State Street Research Service Center (the "Service Center"), provided that the order is received prior to the close of regular trading on the NYSE on that day; otherwise the net asset value used is that determined as of the close of the NYSE on the next day it is open for unrestricted trading. When a purchase order is placed through a broker-dealer, that broker-dealer is responsible for transmitting the order promptly to the Service Center in order to permit the investor to obtain the current price. Any loss suffered by an investor which results from a broker-dealer's failure to transmit an order promptly is a matter for settlement between the investor and the broker-dealer. Under certain pre-established operational arrangements, the price may be determined as of the time the order is received by the broker-dealer or its designee.

      Alternative Purchase Program. Alternative classes of shares permit investors to select a purchase program which they believe will be the most advantageous for them, given the amount of their purchase, the length of time they anticipate holding Fund shares, or the flexibility they desire in this regard, and other relevant circumstances. Investors will be able to determine whether in their particular circumstances it is more advantageous to incur an initial sales charge and not be subject to certain ongoing charges or to have their entire purchase price invested in the Fund with the investment being subject thereafter to ongoing service fees and distribution fees.

      As described in greater detail below, financial professionals are paid differing amounts of compensation depending on which class of shares they sell.

      The major differences among the various classes of shares are as follows:

--------------------------------------------------------------------------------------------------------------------

                         Class A            Class B(1)           Class B             Class C            Class S
                         -------            ----------           -------             -------            -------
--------------------------------------------------------------------------------------------------------------------
Sales Charges Paid by    Initial sales      Contingent           Contingent          Contingent         None
Investor to Distributor  charge at time     deferred sales       deferred sales      deferred sales
                         of investment of   charge of 5% to 1%   charge of 5% to     charge of 1%
                         up to 5.75%*       applies to any       2% applies to any   applies to any
                         depending on       shares redeemed      shares redeemed     shares redeemed
                         amount of          within first six     within first five   within one year
                         investment         years following      years following     following their
                                            their purchase; no   their purchase;     purchase
                                            contingent           no contingent
                                            deferred sales       deferred sales
                                            charge after six     charge after five
                                            years                years
--------------------------------------------------------------------------------------------------------------------
                         On investments of
                         $1 million or
                         more, no initial
                         sales charge; but
                         contingent
                         deferred sales
                         charge of up to
                         1% may apply to
                         any shares
                         redeemed within
                         one year
                         following their
                         purchase
--------------------------------------------------------------------------------------------------------------------
Initial Commission       Above described    4%                   4%                  1%                 None
Paid by Distributor to   initial sales
Financial Professional   charge less
                         0.25% to 0.75%
                         retained by
                         distributor

                         On investments
                         of $1 million or
                         more, 0.25% to
                         1% paid to
                         dealer by
                         Distributor
--------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Service Fee
--------------------------------------------------------------------------------------------------------------------
     Paid by Fund to     0.25% each year    0.25% each year      0.25% each year     0.25% each year    None
     Distributor
--------------------------------------------------------------------------------------------------------------------
     Paid by             0.25% each year    0.25% each year      0.25% each year     0.25% each year    None
     Distributor to                         commencing after     commencing after    commencing after
     Financial                              one year following   one year            one year
     Professional                           purchase             following purchase  following
                                                                                     purchase
--------------------------------------------------------------------------------------------------------------------
Rule 12b-1
Distribution Fee
--------------------------------------------------------------------------------------------------------------------
     Paid by Fund to     Up to 0.15% each   0.75% for first      0.75% for first     0.75% each year    None
     Distributor         year               eight years; Class   eight years;
                                            B(1) shares          Class B shares
                                            convert              convert
                                            automatically to     automatically to
                                            Class A shares       Class A shares
                                            after eight years    after eight years
--------------------------------------------------------------------------------------------------------------------
     Paid by             Up to 0.15% each   None                 None                0.75% each year    None
     Distributor to      year                                                        commencing after
     Financial                                                                       one year
     Professional                                                                    following
                                                                                     purchase
--------------------------------------------------------------------------------------------------------------------

-----------------
      * or up to 4.50% for State Street Research Government Income Fund, State Street Research High Income Fund, State Street Research Strategic Income Fund, State Street Research Tax-Exempt Fund and State Street Research New York Tax Free Fund.

      Class A Shares--Reduced Sales Charges. The reduced sales charges set forth under "Your Investment--Choosing a Share Class" in the Prospectus apply to purchases made at any one time by any "person," which includes: (i) an individual, or an individual combining with his or her spouse and their children and purchasing for his, her or their own account; (ii) a "company" as defined in
Section 2(a)(8) of the 1940 Act; (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code); (iv) a tax-exempt organization under Section 501(c)(3) or (13) of the Internal Revenue Code; and
(v) an employee benefit plan of a single employer or of affiliated employers.

      Investors may purchase Class A shares of the Fund at reduced sales charges by executing a Letter of Intent to purchase no less than an aggregate of $100,000 of the Fund or any combination of Class A shares of "Eligible Funds" (which include the Fund and other funds as designated by the Distributor from time to time) within a 13-month period. The sales charge applicable to each purchase made pursuant to a Letter of Intent will be that which would apply if the total dollar amount set forth in the Letter of Intent were being bought in a single transaction. Purchases made within a 90-day period prior to the execution of a Letter of Intent may be included therein; in such case the date of the earliest of such purchases marks the commencement of the 13-month period.

      An investor may include toward completion of a Letter of Intent the value (at the current public offering price) of all of his or her Class A shares of the Fund and of any of the other Class A shares of Eligible Funds held of record as of the date of his or her Letter of Intent, plus the value (at the current offering price) as of such date of all of such shares held by any "person" described herein as eligible to join with the investor in a single purchase. Class B(1), Class B, Class C and Class S shares may also be included in the combination under certain circumstances.

      A Letter of Intent does not bind the investor to purchase the specified amount. Shares equivalent to 5% of the specified amount will, however, be taken from the initial purchase (or, if necessary, subsequent purchases) and held in escrow in the investor's account as collateral against the higher sales charge which would apply if the total purchase is not completed within the allotted time. The escrowed shares will be released when the Letter of Intent is completed or, if it is not completed, when the balance of the higher sales charge is, upon notice, remitted by the investor. All dividends and capital gains distributions with respect to the escrowed shares will be credited to the investor's account.

      Investors may purchase Class A shares of the Fund or a combination of Eligible Funds at reduced sales charges pursuant to a Right of Accumulation. The applicable sales charge under the right is determined on the amount arrived at by combining the dollar amount of the purchase with the value (at the current public offering price) of all Class A shares of the other Eligible Funds owned as of the purchase date by the investor plus the value (at the current public offering price) of all such shares owned as of such date by any "person" described herein as eligible to join with the investor in a single purchase. Class B(1), Class B, Class C and Class S shares may also be included in the combination under certain circumstances. Investors must submit to the Distributor sufficient information to show that they qualify for this Right of Accumulation.

      Other Programs Related to Class A Shares. Class A shares of the Fund may be sold, or issued in an exchange, at a reduced sales charge or without a sales charge pursuant to certain sponsored arrangements for designated classes of investors. These arrangements include programs sponsored by the Distributor or others under which, for example, a company, employee benefit plan or other organization makes recommendations to, or permits group solicitation of, its employees, members or participants to purchase Fund shares. (These arrangements are not available to any organization created primarily for the purpose of obtaining shares of the Fund at a reduced sales charge or without a sales charge.) Sponsored arrangements may be established for non-profit organizations, holders of individual retirement accounts or participants in limited promotional campaigns, such as a special offering to shareholders of funds in other complexes that may be liquidating. Sales without a sales charge, or with a reduced sales charge, may also be made through brokers, registered investment advisers, financial planners, institutions, and others, under managed fee-based programs (e.g., "wrap fee" or similar programs) which meet certain requirements established by the Distributor. Information on such arrangements and further conditions and limitations is available from the Distributor.

      The entire sales charge on Class A shares may be reallowed to financial professionals who sell shares during certain special promotional periods which may be instituted from time to time. The Fund reserves the right to have such promotions without further supplement to the Prospectus or Statement of Additional Information. The financial professionals who receive the entire sales charge may be deemed to be underwriters of the Fund's shares under the Securities Act of 1933 during such promotions.

      In addition, no sales charge is imposed in connection with the sale of Class A shares of the Fund to the following entities and persons: (A) the Investment Manager, Distributor or any affiliated entities, including any direct or indirect parent companies and other subsidiaries of such parents (collectively "Affiliated Companies"); (B) employees, officers, sales representatives or current or retired directors or trustees of the Affiliated Companies or any investment company managed by any of the Affiliated Companies, any relatives of any such individuals whose relationship is directly verified by such individuals to the Distributor, or any beneficial account for such relatives or individuals; (C) employees, officers, sales representatives or directors of dealers and other entities with a selling agreement with the Distributor to sell shares of any aforementioned investment company, any spouse or child of such person, or any beneficial account for any of them; and (D) others who because of their business relationship with the Fund, the Distributor or its affiliates, and because of their knowledge of the Fund, do not require any significant sales effort or expense to educate them about the Fund. The purchase must be made for investment and the shares purchased may not be resold except through redemption. This purchase program is subject to such administrative policies, regarding the qualification of purchasers, minimum investments by various groups and any other matters, as may be adopted by the Distributor from time to time.

      Conversion of Class B(1) and Class B Shares to Class A Shares. A shareholder's Class B(1) and Class B shares of the Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A shares of the Fund at the end of eight years following the issuance of such Class B(1) or Class B shares; consequently, they will no longer be subject to the higher expenses borne by Class B(1) and Class B shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A shares than the Class B(1) or Class B shares so converted. As noted above, holding periods for Class B(1) shares received in exchange for Class B(1) shares of other Eligible Funds and for Class B shares received in exchange for Class B shares of other Eligible Funds, will be counted toward the eight-year period.

      Contingent Deferred Sales Charges. The amount of any contingent deferred sales charge paid on Class A shares (on sales of $1 million or more and which do not involve an initial sales charge) or on Class B(1), Class B or Class C shares of the Fund will be paid to the Distributor. The Distributor will pay dealers at the time of sale a 4% commission for selling Class B(1) and Class B shares and a 1% commission for selling Class C shares. In certain cases, a dealer may elect to waive the 4% commission on Class B(1) and Class B shares and receive in lieu thereof an annual fee, usually 1%, with respect to such outstanding shares. The proceeds of the contingent deferred sales charges and the distribution fees are used to offset distribution expenses and thereby permit the sale of Class B(1), Class B and Class C shares without an initial sales charge.

      In determining the applicability and rate of any contingent deferred sales charge of Class B(1), Class B or Class C shares, it will be assumed that a redemption of the shares is made first of those shares having the greatest capital appreciation, next of shares representing reinvestment of dividends and capital gains distributions and finally of remaining shares held by shareholder for the longest period of time. Class B(1) shares that are redeemed within a six-year period after purchase, Class B shares that are redeemed within a five-year period after their purchase, and Class C shares that are redeemed within a one-year period after their purchase, will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents (1) capital appreciation of Fund assets or (2) reinvestment of dividends or capital gains distributions. The holding period for purposes of applying a contingent deferred sales charge for a particular class of shares of the Fund acquired through an exchange from another Eligible Fund will be measured from the date that such shares were initially acquired in the other Eligible Fund, and shares of the same class being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in such other Eligible Fund. These determinations will result in any contingent deferred sales charge being imposed at the lowest possible rate. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.

      Contingent Deferred Sales Charge Waivers. With respect to Class A shares (on sales of $1 million or more and which do not involve an initial sales charge), and Class B(1), Class B and Class C shares of the Fund, the contingent deferred sales charge does not apply to exchanges or to redemptions under a systematic withdrawal plan which meets certain conditions. The contingent deferred sales charge will be waived for participant initiated distributions from State Street Research prototype employee retirement plans. In addition, the contingent deferred sales charge will be waived for: (i) redemptions made within one year of the death or total disability, as defined by the Social Security Administration, of all shareholders of an account; (ii) redemptions made after attainment of a specific age in an amount which represents the minimum distribution required at such age under Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, for retirement accounts or plans (e.g., age 70 1/2 for Individual Retirement Accounts and Section 403(b) plans), calculated solely on the basis of assets invested in the Fund or other Eligible Funds; and (iii) a redemption resulting from a tax-free return of an excess contribution to an Individual Retirement Account. (The foregoing waivers do not apply to a tax-free rollover or transfer of assets out of the Fund). The contingent deferred sales charge may also be waived on Class A shares under certain exchange arrangements for selected brokers with substantial asset allocation programs. The Fund may waive the contingent deferred sales charge on any class, or modify or terminate any waivers, at any time. The Fund may limit the application of multiple waivers and establish other conditions for employee benefit plans. Certain employee benefit plans sponsored by a financial professional may be subject to other conditions for waivers under which the plans may initially invest in Class B(1) or Class B shares and then Class A shares of certain funds upon meeting specific criteria.

      Class S Shares. Class S shares are currently available to certain employee benefit plans such as qualified retirement plans which meet criteria relating to number of participants, service arrangements, or similar factors; insurance companies; investment companies; advisory accounts of the Investment Manager; endowment funds of nonprofit organizations with substantial minimum assets (currently a minimum of $10 million); and other similar institutional investors. Class S shares may be acquired through programs or products sponsored by MetLife, its affiliates, or both for which Class S shares have been designated. In addition, Class S shares are available through programs under which, for example, investors pay an asset-based fee and/or a transaction fee to intermediaries. Class S share availability is determined by the Distributor and intermediaries based on the overall direct and indirect costs of a particular program, expected assets, account sizes and similar considerations. For information on different conditions that may apply to certain Funds, see Section I for the relevant Fund.

      In the discretion of the Distributor, Class S shares may be made available to (a) current and former employees, officers and directors of the Investment Manager and Distributor; (b) current and former directors or trustees of the investment companies for which the Investment Manager serves as the primary investment adviser; and (c) relatives of any such individuals, provided that the relationship is directly verified by such individuals to the Distributor, and any beneficial account for such relatives or individuals. Class A shares acquired by such individuals and relatives may, in the discretion of the Distributor, be converted into Class S shares. This purchase program is subject to such administrative policies, regarding the qualification of purchasers and any other matters, as may be adopted by the Distributor from time to time.

      Reorganizations. In the event of mergers or reorganizations with other public or private collective investment entities, including investment companies as defined in the 1940 Act, the

Fund may issue its shares at net asset value (or more) to such entities or to their security holders.

      Redemptions. The Fund reserves the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Fund may limit the amount of redemption proceeds paid in cash. Although it has no present intention to do so, the Fund may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. In connection with any redemptions paid in kind with portfolio securities, brokerage and other costs may be incurred by the redeeming shareholder in the sale of the securities received.

      Systematic Withdrawal Plan. A shareholder who owns noncertificated Class A or Class S shares with a value of $5,000 or more, or Class B(1), Class B or Class C shares with a value of $10,000 or more, may elect, by participating in the Fund's Systematic Withdrawal Plan, to have periodic checks issued for specified amounts. These amounts may not be less than certain minimums, depending on the class of shares held. The Plan provides that all income dividends and capital gains distributions of the Fund shall be credited to participating shareholders in additional shares of the Fund. Thus, the withdrawal amounts paid can only be realized by redeeming shares of the Fund under the Plan. To the extent such amounts paid exceed dividends and distributions from the Fund, a shareholder's investment will decrease and may eventually be exhausted.

      In the case of shares otherwise subject to contingent deferred sales charges, no such charges will be imposed on withdrawals of up to 12% annually (minimum $50 per withdrawal) of either (a) the value, at the time the Systematic Withdrawal Plan is initiated, of the shares then in the account or (b) the value, at the time of a withdrawal, of the same number of shares as in the account when the Systematic Withdrawal Plan was initiated, whichever is higher.

      Expenses of the Systematic Withdrawal Plan are borne by the Fund. A participating shareholder may withdraw from the Systematic Withdrawal Plan, and the Fund may terminate the Systematic Withdrawal Plan at any time on written notice. Purchase of additional shares while a shareholder is receiving payments under a Systematic Withdrawal Plan is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not participate in the Investamatic Program (see "Your Investment--Investor Services--Investamatic Program" in the Fund's Prospectus) and the Systematic Withdrawal Plan at the same time.

      Request to Dealer to Repurchase. For the convenience of shareholders, the Fund has authorized the Distributor as its agent to accept orders from broker-dealers by wire or telephone for the repurchase of shares by the Distributor from the broker-dealer. The Fund may revoke or suspend this authorization at any time. The repurchase price is the net asset value for the applicable shares next determined following the time at which the shares are offered for repurchase by the broker-dealer to the Distributor. The broker-dealer is responsible for promptly transmitting a shareholder's order to the Distributor. Under certain pre-established operational arrangements, the price may be determined as of the time the order is received by the broker-dealer or its designee.

      Signature Guarantees. Signature guarantees are required for, among other things: (1) written requests for redemptions for more than $100,000; (2) written requests for redemptions for any amount if the proceeds are transmitted to other than the current address of record (unchanged in the past 30 days); (3) written requests for redemptions for any amount submitted by corporations and certain fiduciaries and other intermediaries; and (4) requests to transfer the registration of shares to another owner. Signatures must be guaranteed by a bank, a member firm of a national stock exchange, or other eligible guarantor institution. The Transfer Agent will not accept guarantees (or notarizations) from notaries public. The above requirements may be waived in certain instances.

      Dishonored Checks. If a purchaser's check is not honored for its full amount, the purchaser could be subject to additional charges to cover collection costs and any investment loss, and the purchase may be canceled.

      Processing Charges. Purchases and redemptions processed through securities dealers may be subject to processing charges imposed by the securities dealer in addition to sales charges that may be imposed by the Fund or the Distributor.

      F.    Shareholder Accounts

      General information on shareholder accounts is included in the Fund's Prospectus under "Your Investment." The following supplements that information.

      Maintenance Fees and Involuntary Redemption. Because of the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to redeem at its option any shareholder account which remains below $1,500 for a period of 60 days after notice is mailed to the applicable shareholder, or to impose a maintenance fee on such account after 60 days' notice. Such involuntarily redemptions will be subject to applicable sales charges, if any. The Fund may increase such minimum account value above such amount in the future after notice to affected shareholders. Involuntarily redeemed shares will be priced at the net asset value on the date fixed for redemption by the Fund, and the proceeds of the redemption will be mailed to the affected shareholder at the address of record. Currently, the maintenance fee is $18 annually, which is paid to the Transfer Agent. The fee does not apply to certain retirement accounts or if the shareholder has more than an aggregate $50,000 invested in the Fund and other Eligible Funds combined. Imposition of a maintenance fee on a small account could, over time, exhaust the assets of such account.

      To cover the cost of additional compliance administration, a $20 fee will be charged against any shareholder account that has been determined to be subject to escheat under applicable state laws.

      The Fund may not suspend the right of redemption or postpone the date of payment of redemption proceeds for more than seven days, except that (a) it may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the NYSE is closed (other than customary weekend and holiday closings) or trading on the NYSE is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission (the "SEC") may by order permit for the protection of investors; and (b) the payment of redemption proceeds may be postponed as otherwise provided under "Purchase and Redemption of Shares" in this Statement of Additional Information.

      The Open Account System. Under the Open Account System full and fractional shares of the Fund owned by shareholders are credited to their accounts by the Transfer Agent, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110. Certificates representing Class B(1), Class B or Class C shares will not be issued, while certificates representing Class A or Class S shares will only be issued if specifically requested in writing and, in any case, will only be issued for full shares, with any fractional shares to be carried on the shareholder's account. Shareholders will receive periodic statements of transactions in their accounts.

      The Fund's Open Account System provides the following options:

      1. Additional purchases of shares of the Fund may be made through dealers, by wire or by mailing a check payable to "State Street Research Funds" under the terms set forth above under "Purchase and Redemption of Shares" in this Statement of Additional Information.

      2. The following methods of receiving dividends from investment income and distributions from capital gains generally are available:

            (a) All income dividends and capital gains distributions reinvested in additional shares of the Fund.

            (b)   All income dividends and capital gains distributions in cash.

            (c) All income dividends and capital gains distributions invested in any one available Eligible Fund designated by the shareholder as described below. See "--Dividend Allocation Plan" herein.

      Dividend and distribution selections should be made on the Application accompanying the initial investment. If no selection is indicated on the Application, that account will be automatically coded for reinvestment of all dividends and distributions in additional shares of the same class of the Fund. Selections may be changed at any time by telephone or written notice to the Service Center. Dividends and distributions are reinvested at net asset value without a sales charge.

      Exchange Privileges. Shareholders of the Fund may exchange their shares for available shares with corresponding characteristics of any of the other Eligible Funds on the basis of the relative net asset values of the respective shares to be exchanged, and subject to compliance with applicable securities laws. Shareholders of any other Eligible Fund may similarly exchange their shares for Fund shares with corresponding characteristics. Prior to making an exchange, shareholders should obtain the Prospectus of the Eligible Fund into which they are exchanging. Under the Direct Program, subject to certain conditions, shareholders may make arrangements for regular exchanges from the Fund into other Eligible Funds. To effect an exchange, Class A, Class B(1), Class B and Class C shares may be redeemed without the payment of any contingent deferred sales charge that might otherwise be due upon an ordinary redemption of such shares. The State Street Research Money Market Fund issues Class E shares which are sold without any sales charge. Exchanges of State Street Research Money Market Fund Class E shares into Class A shares of the Fund or any other Eligible Fund are subject to the initial sales charge or contingent deferred sales charge applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid directly or indirectly with respect to the shares redeemed. Class A shares acquired through a new investment after January 1, 1999, are subject to an incremental sales charge if exchanged within 30 days of acquisition for Class A shares of a Fund with a higher applicable sales charge. For purposes of computing the contingent deferred sales charge that may be payable upon disposition of any acquired Class A, Class B(1), Class B and Class C shares, the holding period of the redeemed shares is "tacked" to the holding period of any acquired shares. No exchange transaction fee is currently imposed on any exchange.

      Shares of the Fund may also be acquired or redeemed in exchange for shares of the Summit Cash Reserves Fund ("Summit Cash Reserves") by customers of Merrill Lynch, Pierce, Fenner & Smith Incorporated (subject to completion of steps necessary to implement the program). The Fund and Summit Cash Reserves are related mutual funds for purposes of investment and investor services. Upon the acquisition of shares of Summit Cash Reserves by exchange for redeemed shares of the Fund, (a) no sales charge is imposed by Summit Cash Reserves, (b) no contingent deferred sales charge is imposed by the Fund on the Fund shares redeemed, and (c) any applicable holding period of the Fund shares redeemed is "tolled," that is, the holding period clock stops running pending further transactions. Upon the acquisition of shares of the Fund by exchange for redeemed shares of Summit Cash Reserves, (a) the acquisition of Class A shares shall be subject to the initial sales charges or contingent deferred sales charges applicable to an initial investment in such Class A shares, unless a prior Class A sales charge has been paid indirectly, and (b) the acquisition of Class B(1), Class B or Class C shares of the Fund shall restart any holding period previously tolled, or shall be subject to the contingent deferred sales charge applicable to an initial investment in such shares.

      The exchange privilege may be terminated or suspended or its terms changed at any time, subject, if required under applicable regulations, to 60 days' prior notice. New accounts established for investments upon exchange from an existing account in another fund will have the same telephone privileges with respect to the Fund (see "Your Investment--Account Policies--Telephone Requests" in the Fund's Prospectus and "--Telephone Privileges," below) as the existing account unless the Service Center is instructed otherwise. Related administrative policies and procedures may also be adopted with regard to a series of exchanges, street name accounts, sponsored arrangements and other matters.

      The exchange privilege is not designed for use in connection with short-term trading or market timing strategies. To protect the interests of shareholders, the Fund reserves the right to temporarily or permanently terminate the exchange privilege for any person who makes more than six exchanges out of or into the Fund per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, may be aggregated for purposes of the six exchange limit. Notwithstanding the six exchange limit, the Fund reserves the right to refuse exchanges by any person or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. Exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund. The Fund may impose these restrictions at any time. The exchange limit may be modified for accounts in certain institutional retirement plans because of plan exchange limits, Department of Labor regulations or administrative and other considerations. The exchange limit may also be modified under certain exchange arrangements for selected brokers with substantial asset allocation programs. Subject to the foregoing, if an exchange request in good order is received by the Service Center and delivered by the Service Center to the Transfer Agent by 12 noon Boston time on any business day, the exchange usually will occur that day. For further information regarding the exchange privilege, shareholders should contact the Service Center.

      Reinvestment Privilege. A shareholder of the Fund who has redeemed shares or had shares repurchased at his or her request may reinvest all or any portion of the proceeds (plus that amount necessary to acquire a fractional share to round off his or her reinvestment to full shares) in shares, of the same class as the shares redeemed, of the Fund or any other Eligible Fund at net asset value and without subjecting the reinvestment to an initial sales charge, provided such reinvestment is made within 120 calendar days after a redemption or repurchase. Upon such reinvestment, the shareholder will be credited with any contingent deferred sales charge previously charged with respect to the amount reinvested. The redemption of shares is, for federal income tax purposes, a sale on which the shareholder may realize a gain or loss. If a redemption at a loss is followed by a reinvestment within 30 days, the transaction may be a "wash sale" resulting in a denial of the loss for federal income tax purposes.

      Any reinvestment pursuant to the reinvestment privilege will be subject to any applicable minimum account standards imposed by the fund into which the reinvestment is made. Shares are sold to a reinvesting shareholder at the net asset value thereof next determined following timely receipt by the Service Center of such shareholder's written purchase request and delivery of the request by the Service Center to the Transfer Agent. A shareholder may exercise this reinvestment privilege only once per 12-month period with respect to his or her shares of the Fund.

      Dividend Allocation Plan. The Dividend Allocation Plan allows shareholders to elect to have all their dividends and any other distributions from the Fund or any Eligible Fund automatically invested at net asset value in one other such Eligible Fund designated by the shareholder, provided the account into which the dividends and distributions are directed is initially funded with the requisite minimum amount.

      Telephone and Internet Privileges. The following privileges are available:

      o Telephone Exchange Privilege for Shareholder and Shareholder's Financial Professional
            o Shareholders automatically receive this privilege unless declined.
            o This privilege allows a shareholder or a shareholder's financial professional to request exchanges into other State Street Research funds.

      o     Telephone Redemption Privilege for Shareholder
            o Shareholders automatically receive this privilege unless declined.
            o This privilege allows a shareholder to phone requests to sell shares, with the proceeds sent to the address of record.

      o Telephone Redemption Privilege for Shareholder's Financial Professional (This privilege is not automatic; a shareholder must specifically elect it)
            o This privilege allows a shareholder's financial professional to phone requests to sell shares, with the proceeds sent to the address of record on the account.

      o     Internet Privilege for Shareholder
            o Shareholders may access the Fund's Web-site to enter transactions and for other purposes, subject to acceptance of the important conditions set forth on the Web-site.

      A shareholder with the above privileges is deemed to authorize the Fund's agents to: (1) act upon the telephone instructions of any person purporting to be any of the shareholders of an account or a shareholder's financial professional; (2) act upon the Internet instructions of any person purporting to be any of the shareholders of an account; and (3) honor any written instructions for a change of address. All telephone calls will be recorded. Neither the Fund, any other State Street Research Fund, the Investment Manager, the Distributor, nor any of their agents will be liable for any loss, expense or cost arising out of any request, including any fraudulent or unauthorized requests. Shareholders assume the risk to the full extent of their accounts that telephone or Internet requests may be unauthorized. Reasonable procedures will be followed to confirm that instructions communicated by telephone or Internet are genuine. The shareholder will not be liable for any losses arising from unauthorized or fraudulent instructions if such procedures are not followed.

      Alternative Means of Contacting a Fund. It is unlikely, during periods of extraordinary market conditions, that a shareholder may have difficulty in reaching the Service Center. In that event, however, the shareholder should contact the Service Center at 1-800-562-0032, 1-617-357-7800 or otherwise at its main office at One Financial Center, Boston, Massachusetts 02111-2690.

      G.    Net Asset Value

      The net asset value of the shares of each Fund is determined once daily as of the close of regular trading on the NYSE, but not later than 4 P.M. eastern time, Monday through Friday, on each day during which the NYSE is open for unrestricted trading. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The net asset value per share of each Fund is computed by dividing the sum of the value of the securities held by the Fund plus any cash or other assets minus all liabilities by the total number of outstanding shares of the Fund at such time. Any expenses, except for extraordinary or nonrecurring expenses, borne by the Fund, including the investment management fee payable to the Investment Manager, are accrued daily.

      In determining the values of portfolio assets as provided below, the Trustees utilize one or more pricing services in lieu of market quotations for certain securities which are not readily available on a daily basis. Such services utilize information with respect to market transactions, quotations from dealers and various relationships among securities in determining value and may provide prices determined as of times prior to the close of the NYSE.

      In general, securities are valued as follows. Securities which are listed or traded on the New York or American Stock Exchange are valued at the price of the last quoted sale on the respective exchange for that day. Securities which are listed or traded on a national securities exchange or exchanges, but not on the New York or American Stock Exchange, are valued at the price of the last quoted sale on the exchange for that day prior to the close of the NYSE. Securities not listed on any national securities exchange which are traded "over the counter" and for which quotations are available on the National Association of Securities Dealers, Inc.'s (the "NASD") NASDAQ System are valued at the closing price supplied through such system for that day at the close of the NYSE. Other securities are, in general, valued at the mean of the bid and asked quotations last quoted prior to the close of the NYSE if there are market quotations readily available, or in the absence of such market quotations, then at the fair value thereof as determined by or under authority of the Trustees of the Trust with the use of such pricing services as may be deemed appropriate or methodologies authorized by the Trustees. The Trustees also reserve the right to adopt other valuations based on fair value in pricing in unusual circumstances where use of other methods as discussed in part above, could otherwise have a material adverse effect on the Fund as a whole.

      The Trustees have authorized the use of the amortized cost method to value short-term debt instruments issued with a maturity of one year or less and having a remaining maturity of 60 days or less when the value obtained is fair value, provided that during any period in which more than 25% of the Fund's total assets is invested in short-term debt securities the current market value of such securities will be used in calculating net asset value per share in lieu of the amortized cost method. Under the amortized cost method of valuation, the security is initially valued at cost on the date of purchase (or in the case of short-term debt instruments purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity), and thereafter a constant amortization to maturity of any discount or premium is assumed regardless of the impact of fluctuating interest rates on the market value of the security.

      H.    Portfolio Transactions

      The Fund's portfolio turnover rate is determined by dividing the lesser of securities purchases or sales for a year by the monthly average value of securities held by the Fund (excluding, for purposes of this determination, securities the maturities of which as of the time of their acquisition were one year or less).

Brokerage Allocation

      The Investment Manager's policy is to seek for its clients, including the Fund, what in the Investment Manager's judgment will be the best overall execution of purchase or sale orders and the most favorable net prices in securities transactions consistent with its judgment as to the business qualifications of the various broker or dealer firms with whom the Investment Manager may do business, and the Investment Manager may not necessarily choose the broker offering the lowest available commission rate. Decisions with respect to the market where the transaction is to be completed, to the form of transaction (whether principal or agency), and to the allocation of orders among brokers or dealers are made in accordance with this policy. In selecting brokers or dealers to effect portfolio transactions, consideration is given to their proven integrity and financial responsibility, their demonstrated execution experience and capabilities both generally and with respect to particular markets or securities, the competitiveness of their commission rates in agency transactions (and their net prices in principal transactions), their willingness to commit capital, and their clearance and settlement capability. The Investment Manager makes every effort to keep informed of commission rate structures and prevalent bid/ask spread characteristics of the markets and securities in which transactions for the Fund occur. Against this background, the Investment Manager evaluates the reasonableness of a commission or a net price with respect to a particular transaction by considering such factors as difficulty of execution or security positioning by the executing firm. The Investment Manager may or may not solicit competitive bids based on its judgment of the expected benefit or harm to the execution process for that transaction.

      When it appears that a number of firms could satisfy the required standards in respect of a particular transaction, consideration may also be given by the Investment Manager to services other than execution services which certain of such firms have provided in the past or may provide in the future. Negotiated commission rates and prices, however, are based upon the Investment Manager's judgment of the rate which reflects the execution requirements of the transaction without regard to whether the broker provides services in addition to execution. Among such other services are the supplying of supplemental investment research; general economic, political and business information; analytical and statistical data; relevant market information, quotation equipment and services; reports and information about specific companies, industries and securities; purchase and sale recommendations for stocks and bonds; portfolio strategy services; historical statistical information; market data services providing information on specific issues and prices; financial publications; proxy voting data and analysis services; technical analysis of various aspects of the securities markets, including technical charts; computer hardware used for brokerage and research purposes; computer software and databases (including those contained in certain trading systems and used for portfolio analysis and modeling and also including software providing investment personnel with efficient access to current and historical data from a variety of internal and external sources) and portfolio evaluation services and relative performance of accounts.

      In the case of the Fund and other registered investment companies advised by the Investment Manager or its affiliates, the above services may include data relating to performance, expenses and fees of those investment companies and other investment companies. This information is used by the Trustees or Directors of the investment companies to fulfill their responsibility to oversee the quality of the Investment Manager's advisory contracts between the investment companies and the Investment Manager. The Investment Manager considers these investment company services only in connection with the execution of transactions on behalf of its investment company clients and not its other clients. Certain of the nonexecution services provided by broker-dealers may in turn be obtained by the broker-dealers from third parties who are paid for such services by the broker-dealers.

      The Investment Manager regularly reviews and evaluates the services furnished by broker-dealers. The Investment Manager's investment management personnel seek to evaluate the quality of the research and other services provided by various broker-dealer firms, and the results of these efforts are made available to the equity trading department, which uses this information as consideration to the extent described above in the selection of brokers to execute portfolio transactions.

      Some services furnished by broker-dealers may be used for research and investment decision-making purposes, and also for marketing or administrative purposes. Under these circumstances, the Investment Manager allocates the cost of the services to determine the proportion which is allocable to research or investment decision-making and the proportion allocable to other purposes. The Investment Manager pays directly from its own funds for that portion allocable to uses other than research or investment decision-making. Some research and execution services may benefit the Investment Manager's clients as a whole, while others may benefit a specific segment of clients. Not all such services will necessarily be used exclusively in connection with the accounts which pay the commissions to the broker-dealer providing the services.

      The Investment Manager has no fixed agreements or understandings with any broker-dealer as to the amount of brokerage business which the firm may expect to receive for services supplied to the Investment Manager or otherwise. There may be, however, understandings with certain firms that in order for such firms to be able to continuously supply certain services, they need to receive an allocation of a specified amount of brokerage business. These understandings are honored to the extent possible in accordance with the policies set forth above.

      It is not the Investment Manager's policy to intentionally pay a firm a brokerage commission higher than that which another firm would charge for handling the same transaction in recognition of services (other than execution services) provided. However, the Investment

Manager is aware that this is an area where differences of opinion as to fact and circumstances may exist, and in such circumstances, if any, the Investment Manager relies on the provisions of Section 28(e) of the Securities Exchange Act of 1934.

      In the case of the purchase of fixed income securities in underwriting transactions, the Investment Manager follows any instructions received from its clients as to the allocation of new issue discounts, selling commissions and designations to brokers or dealers which provide the client with research, performance evaluation, master trustee and other services. In the absence of instructions from the client, the Investment Manager may make such allocations to broker-dealers which have provided the Investment Manager with research and brokerage services.

      In some instances, certain clients of the Investment Manager request it to place all or part of the orders for their account with certain brokers or dealers, which in some cases provide services to those clients. The Investment Manager generally agrees to honor these requests to the extent practicable. Clients may request that the Investment Manager only effect transactions with the specified broker-dealers if the broker-dealers are competitive as to price and execution. Where the request is not so conditioned, the Investment Manager may be unable to negotiate commissions or obtain volume discounts or best execution. In cases where the Investment Manager is requested to use a particular broker-dealer, different commissions may be charged to clients making the requests. A client who requests the use of a particular broker-dealer should understand that it may lose the possible advantage which non-requesting clients derive from aggregation of orders for several clients as a single transaction for the purchase or sale of a particular security. Among other reasons why best execution may not be achieved with directed brokerage is that, in an effort to achieve orderly execution of transactions, execution of orders that have designated particular brokers may, at the discretion of the trading desk, be delayed until execution of other non-designated orders has been completed.

      When more than one client of the Investment Manager is seeking to buy or sell the same security, the sale or purchase is carried out in a manner which is considered fair and equitable to all accounts. In allocating investments among various clients (including in what sequence orders for trades are placed), the Investment Manager will use its best business judgment and will take into account such factors as the investment objectives of the clients, the amount of investment funds available to each, the size of the order, the amount already committed for each client to a specific investment and the relative risks of the investments, all in order to provide on balance a fair and equitable result to each client over time. Although sharing in large transactions may sometimes affect price or volume of shares acquired or sold, overall it is believed there may be an advantage in execution. The Investment Manager may follow the practice of grouping orders of various clients for execution to get the benefit of lower prices or commission rates. In certain cases where the aggregate order may be executed in a series of transactions at various prices, the transactions are allocated as to amount and price in a manner considered equitable to each so that each receives, to the extent practicable, the average price of such transactions. Exceptions may be made based on such factors as the size of the account and the size of the trade. For example, the Investment Manager may not aggregate trades where it believes that it is in the best interests of clients not to do so, including situations where aggregation might result in a large number of small transactions with consequent increased custodial and other transactional costs which may disproportionately impact smaller accounts. Such disaggregation, depending on the circumstances, may or may not result in such accounts receiving more or less favorable execution relative to other clients.

      Information about portfolio turnover rates and certain brokerage commissions paid by the Funds identified on the cover page of this Statement of Additional Information is included in Section I of this Statement of Additional Information.

      I.    Certain Tax Matters

Federal Income Taxation of the Fund--In General

      The Fund intends to qualify and elects to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, the Fund must, among other things,
(a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

      If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

      The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year-end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Fund's Investments

      Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

      Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently. Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

      Options and Futures Transactions. Certain of the Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for the purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Taxation of The Fund's Shareholders

      Distributions generally are taxable to shareholders at the time made unless tax-exempt. However, any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year. It is expected that none of the Fund's distributions will qualify for the corporate dividends-received deduction.

      Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder, to the extent that it is derived from other than tax-exempt interest, as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

      To the extent that the Fund's dividends are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from a shareholder's gross income for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to one-half of their Social Security benefit. Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible.

      Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by bond counsel to the issuers. Neither the Investment Manager's nor the Fund's counsel makes any review of proceedings relating to the issuance of tax-exempt securities or the bases of such opinions.

      Interest on "private activity" bonds issued after August 7, 1986 is subject to the federal alternative minimum tax, although the interest continues to be excludable from gross income for other purposes. The alternative minimum tax, or AMT, is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions. Interest from private activity bonds is a "tax preference" item that is added into income from other sources for the purpose of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. Corporate investors should note that for purposes of the corporate AMT there is an upward adjustment equal to 75% of the amount by which adjusted current earnings exceeds alternative minimum taxable income. Prospective investors should consult their own tax advisors with respect to the possible application of the AMT to their tax situation.

      The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

Shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but taxable generally on income derived from obligations of other jurisdictions. Shareholders should consult their tax advisers about the status of distributions from the Fund in their own states and localities.

      J.    Distribution of Fund Shares

      The Trust has entered into a Distribution Agreement with State Street Research Investment Services, Inc., as Distributor, whereby the Distributor acts as agent to sell and distribute shares of the Fund. Shares of the Fund are sold through broker-dealers who have entered into sales agreements with the Distributor. The Fund has authorized certain broker-dealers to receive on its behalf purchase and redemption orders, and such broker-dealers are authorized to designate other intermediaries to receive orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when such broker-dealer, or, if applicable, the broker-dealer's designee, receives the order. In such case, orders will be priced at the Fund's net asset value next computed after the orders are received by an authorized broker-dealer or its designee. The Distributor distributes shares of the Fund on a continuous basis at an offering price which is based on the net asset value per share of the Fund plus (subject to certain exceptions) a sales charge which, at the election of the investor, may be imposed (i) at the time of purchase (the Class A shares) or
(ii) on a deferred basis (Class B(1), Class B and Class C shares). The Distributor may reallow all or portions of such sales charges as concessions to broker-dealers. The Distributor may also pay its affiliate MetLife Securities, Inc. additional sales compensation of up to 0.25% of certain sales or assets.

      The differences in the price at which the Fund's Class A shares are offered due to scheduled variations in sales charges, or Class S shares are offered, as described in the Fund's Prospectus, result from cost savings inherent in economies of scale, among other factors. Management believes that the cost of sales efforts of the Distributor and broker-dealers tends to decrease as the size of purchases increases, or does not involve any incremental sales expenses as in the case of, for example, exchanges, reinvestments or dividend investments at net asset value. Similarly, no significant sales effort is necessary for sales of shares at net asset value to certain Directors, Trustees, officers, employees, their relatives and other persons directly or indirectly related to the Fund or associated entities. Where shares of the Fund are offered at a reduced sales charge or without a sales charge pursuant to sponsored arrangements, managed fee-based programs and so-called "mutual fund supermarkets," among other special programs, the amount of the sales charge reduction will similarly reflect the anticipated reduction in sales expenses associated with such arrangements. The reductions in sales expenses, and therefore the reduction in sales charges, will vary depending on factors such as the size and other characteristics of the organization or program, and the nature of its membership or the participants. The Fund reserves the right to make variations in, or eliminate, sales charges at any time or to revise the terms of or to suspend or discontinue sales pursuant to sponsored arrangements or similar programs at any time.

      On any sale of Class A shares to a single investor in the amount of $1,000,000 or more, the Distributor may pay the authorized securities dealer making such sale a commission based on the aggregate of such sales. Such commission may also be paid to authorized securities dealers upon sales of Class A shares made pursuant to a Letter of Intent to purchase shares having a net asset value of $1,000,000 or more. Shares sold with such commissions payable are subject to a one-year contingent deferred sales charge of up to 1.00% on any portion of such shares redeemed within one year following their sale. After a particular purchase of Class A shares is made under the Letter of Intent, the commission will be paid only in respect of that particular purchase of shares. If the Letter of Intent is not completed, the commission paid will be deducted from any discounts or commissions otherwise payable to such dealer in respect of shares actually sold. If an investor is eligible to purchase shares at net asset value on account of the Right of Accumulation, the commission will be paid only in respect of the incremental purchase at net asset value.

Plan(s) of Distribution Pursuant to Rule 12b-1

      The Fund may have one or more Distribution Plans under Rule 12b-1, as set forth in Section I of this Statement of Additional Information for the Fund. Under the Fund's Distribution Plans, the Fund may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of shares, including, but not limited to, (1) the payment of commissions to underwriters, securities dealers and others engaged in the sale of shares, including payments to the Distributor to be used to pay commissions to securities dealers (which securities dealers may be affiliates of the Distributor), (2) expenditures incurred by the Distributor in connection with the distribution and marketing of shares and the servicing of investor accounts, and (3) expenses incurred by the Distributor in connection with the servicing of shareholder accounts including payments to securities dealers and others for the provision of personal service to investors and/or the maintenance or servicing of shareholder accounts. In addition, the Distribution Plans authorize the Distributor and the Investment Manager to make payments out of management fees, general profits, revenues or other sources to underwriters, securities dealers and others in connection with sales of shares, to the extent, if any, that such payments may be deemed to be an indirect financing of any activity primarily resulting in the sale of shares of the Fund within the scope of Rule 12b-1 under the 1940 Act. Payments by the Fund under the Distribution Plan may be discontinued at any time. The Distributor may also voluntarily waive receipt of payments from the Fund from time to time.

      A rule of the National Association of Securities Dealers, Inc. ("NASD") limits annual expenditures that the Fund may incur to 0.75% for distribution expenses and 0.25% for service fees. The NASD Rule also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales of a class since the inception of any asset-based sales charge plus interest at the prime rate plus 1% on unpaid amounts thereof (less any contingent deferred sales charges). Such limitation does not apply to the service fees.

      Some or all of the service fees are used to pay or reimburse dealers (including dealers that are affiliates of the Distributor) or others for personal services and/or the maintenance of shareholder accounts. A portion of any initial commission paid to dealers for the sale of shares of the Fund represents payment for personal services and/or the maintenance or servicing of shareholder accounts by such dealers. The distribution fees are used primarily to offset initial and ongoing commissions paid to dealers for selling such shares and for other sales and marketing expenditures. Dealers who have sold Class A shares are eligible for ongoing payments commencing as of the time of such sale. Dealers who have sold Class B(1), Class B and Class C shares are eligible for ongoing payments after the first year during which such shares have been held of record by such dealer as nominee for its clients (or by such clients directly).

      The Distributor provides distribution services on behalf of other funds having distribution plans and receives similar payments from, and incurs similar expenses on behalf of, such other funds. When expenses of the Distributor cannot be identified as relating to a specific fund, the Distributor allocates expenses among the funds in a manner deemed fair and equitable to each fund.

      The payment of service and distribution fees may continue even if the Fund ceases, temporarily or permanently, to sell one or more classes of shares to new accounts. During the period the Fund is closed to new accounts, the distribution fee will not be used for promotion expenses. The service and distribution fees are used during a closed period to cover services provided to current shareholders and to cover the compensation of financial professionals in connection with the prior sale of Fund shares, among other non-promotional distribution expenditures.

      The Distributor may pay certain dealers and other intermediaries additional compensation for sales and administrative services. The Distributor may provide cash and noncash incentives to intermediaries who, for example, sell significant amounts of shares or develop particular distribution channels. The Distributor may compensate dealers with clients who maintain their investments in the Fund over a period of years. The incentives can include merchandise and trips to, and attendance at, sales seminars at resorts. The Distributor may pay for administrative services, such as technological and computer systems support for the maintenance of pension plan participant records, for subaccounting and for distribution through mutual fund supermarkets or similar arrangements.

      No interested Trustee of the Trust has any direct or indirect financial interest in the operation of the Distribution Plans. The Distributor's interest in the Distribution Plans is described above.

      K.    Calculation of Performance Data

      From time to time, in advertisements or in communications to shareholders or prospective investors, the Fund may compare the performance of its Class A, Class B(1), Class B, Class C or Class S shares to the performance of other mutual funds with similar investment objectives, to certificates of deposit, to taxable debt instruments, such as Treasury bonds, as may be included in the Merrill Lynch Treasury Master Index, and/or to other financial alternatives. The Fund may also compare its performance to appropriate indices, such as the Lehman Brothers Municipal Bond Index, the Merrill Lynch Revenue Index, the Merrill Lynch 500 Municipal Index, the Lehman Brothers New York Bond Index, or the Bond Buyer Revenue Bond Index and/or to appropriate rankings and averages such as those compiled by Lipper Analytical Services, Inc., Morningstar, Inc., Money Magazine, Business Week, Forbes Magazine, The Wall Street Journal and Investor's Daily. For example, the performance of the Fund might be compared to the Lipper New York Municipal Debt Funds Average.

      The average annual total return ("standard total return") and yield of the Class A, Class B(1), Class B, Class C and Class S shares of the Fund will be calculated as set forth below. Total return and yield are computed separately for each class of shares of the Fund. Performance data for a specified class includes periods prior to the adoption of class designations. On June 7, 1993, when designations were assigned based on the pricing and Rule 12b-1 fees applicable to shares sold thereafter. The application of the additional Rule 12b-1 fees, if any, of up to 1% will, for periods after June 7, 1993, adversely affect Fund performance results. Thus, performance data or rankings for a given class of shares should be interpreted carefully by investors who hold or may invest in a different class of shares.

Total Return

      Standard total return is computed separately for each class of shares by determining the average annual compounded rates of return over the designated periods that, if applied to the initial amount invested, would produce the ending redeemable value in accordance with the following formula:

                        P(1+T)n = ERV

Where:            P     =     a hypothetical initial payment of $1,000

                  T     =     average annual total return

                  n     =     number of years

                  ERV   =     ending redeemable value at the end of the
                              designated period assuming a hypothetical $1,000 payment made at the beginning of the designated period

      The calculation is based on the further assumptions that the highest applicable initial or contingent deferred sales charge is deducted, and that all dividends and distributions by the

Fund are reinvested at net asset value on the reinvestment dates during the periods. All accrued expenses and recurring charges are also taken into account as described later herein.

Yield

      Yield for each class of the Fund's shares is computed by dividing the net investment income per share earned during a recent month or other specified 30-day period by the maximum offering price per share on the last day of the period and annualizing the result in accordance with the following formula:

                        YIELD = 2[(a-b + 1)^6 -1]
                                   ---
                                   cd

Where       a=    dividends and interest earned during the period

            b= expenses accrued for the period (net of voluntary expense reductions by the Investment Manager)

            c= the average daily number of shares outstanding during the period that were entitled to receive dividends

            d= the maximum offering price per share on the last day of the period

      To calculate interest earned (for the purpose of "a" above) on debt obligations, the Fund computes the yield to effective maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of the last business day of the preceding period, or, with respect to obligations purchased during the period, the purchase price (plus actual accrued interest). The yield to effective maturity is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) to determine the interest income on the obligation for each day of the period that the obligation is in the portfolio. Dividend income is recognized daily based on published rates.

      In the case of a tax-exempt obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value exceeds the then-remaining portion of original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based on the market value. Dividend income is recognized daily based on published rates.

      With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("paydowns"), the Fund accounts for gain or loss attributable to actual monthly paydowns as a realized capital gain or loss during the period. The Fund has elected not to amortize discount or premium on such securities.

      Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price. Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be declared as a dividend shortly thereafter. The maximum offering price includes, as applicable, a maximum sales charge of 4.5%.

      All accrued expenses are taken into account as described later herein.

      Yield information is useful in reviewing the Fund's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often are insured and/or provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Fund's portfolio, portfolio maturity and operating expenses and market conditions.

      The Fund's tax equivalent yield is computed by dividing that portion of the Fund's yield (computed as described under "Yield" above) which is tax-exempt, by the complement of the combined federal and state maximum effective marginal income tax rate of 40.00% (or other relevant rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt. The complement, for example, of a tax rate of 40.00% is 60.00%, that is [1.00 - .4000 = .6000].

Accrued Expenses and Recurring Charges

      Accrued expenses include all recurring charges that are charged to all shareholder accounts in proportion to the length of the base period. The standard total return and yield results take sales charges, if applicable, into account, although the results do not take into account recurring and nonrecurring charges for optional services which only certain shareholders elect and which involve nominal fees, such as the $7.50 fee for wire orders.

      Accrued expenses do not include the subsidization, if any, by affiliates of fees or expenses during the subject period. Subsidization can include the Investment Manager's waiver of a portion of its advisory fee, the Distributor's waiver of a portion of its Rule 12b-1 fee, or the assumption of a portion of the Fund's expenses by either of them or their affiliates. In the absence of such subsidization, the performance of the Fund would have been lower.

Nonstandardized Total Return

      Each Fund may provide the above described standard total return results for Class A, Class B(1), Class B, Class C and Class S shares for periods which end no earlier than the most recent calendar quarter end and which begin twelve months before, five years before and ten years before (or the commencement of the Fund's operations, whichever is earlier). In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months, and/or without taking sales charges into account. Such nonstandardized total return is computed as otherwise described under "Total Return" except the result may or may not be annualized, and as noted any applicable sales charge, if any, may not be taken into account and therefore not deducted from the hypothetical initial payment of $1,000.

Distribution Rates

      Each Fund may also quote its distribution rate for each class of shares. The distribution rate is calculated by annualizing the latest per-share distribution from ordinary income and dividing the result by the offering price per share as of the end of the period to which the distribution relates. A distribution can include gross investment income from debt obligations purchased at a premium and in effect include a portion of the premium paid. A distribution can also include nonrecurring, gross short-term capital gains without recognition of any unrealized capital losses. Further, a distribution can include income from the sale of options by the Fund even though such option income is not considered investment income under generally accepted accounting principles.

      Because a distribution can include such premiums, capital gains and option income, the amount of the distribution may be susceptible to control by the Investment Manager through transactions designed to increase the amount of such items. Also, because the distribution rate is calculated in part by dividing the latest distribution by the offering price, which is based on net asset value plus any applicable sales charge, the distribution rate will increase as the net asset value declines. A distribution rate can be greater than the yield rate calculated as described above.

      L.    Custodian

      State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for Fund assets. As custodian State Street Bank and Trust Company is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each Fund's investments. State Street Bank and Trust Company is not an affiliate of the Investment Manager or its affiliates.

      M.    Independent Accountants

      PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as the Trusts' independent accountants, providing professional services including (1) audits of each Fund's annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual income tax returns filed on behalf of each Fund.

      N.    Financial Reports

      In addition to the reports provided to holders of record on a semiannual basis, other supplementary financial reports may be made available from time to time through electronic or other media. Shareholders with substantial holdings in one or more State Street Research Funds may also receive reports and other information which reflect or analyze their positions in a consolidated manner. For more information, call State Street Research Service Center.

                     STATE STREET RESEARCH TAX-EXEMPT TRUST

                                     PART C
                                OTHER INFORMATION


Item 23:  Exhibit


              (1)(a) Second Amended and Restated Master Trust Agreement and Amendments No. 1 and 2 to Second Amended and Restated Master Trust Agreement (19)

              (1)(b) Amendment No. 3 to Second Amended and Restated Master Trust Agreement (20)

              (1)(c) Amendment No. 4 to Second Amended and Restated Master Trust Agreement (20)


              (1)(d) Amendment No. 5 to Second Amended and Restated Master Trust Agreement (22)


              (2)(a)  By-Laws of the Registrant(1)****

              (2)(b)  Amendment to By-Laws effective September 30, 1992(13)****

              (3)     Not applicable

              (4)     Deleted

              (5)(a) Advisory Agreement with MetLife - State Street Investment Services, Inc.(2)*, ***

              (5)(b) Transfer and Assumption of Responsibilities and Rights relating to the Advisory Agreement(13)***

              (5)(c) Letter Agreement with respect to the Advisory Agreement relating to MetLife - State Street New York Tax-Free Fund(10)**, ***

              (5)(d)  Amendment No. 1 to Advisory Agreement (19)

              (6)(a) Distribution Agreement with MetLife - State Street Investment Services, Inc.(2)**, ****

              (6)(b)  Form of Selected Dealer Agreement, as Supplemented (20)

              (6)(c)  Form of Bank and Bank Affiliated Broker-Dealer Agreement
                      (18)****

              (6)(d) Letter Agreement with respect to the Distribution Agreement relating to MetLife - State Street New York Tax-Free Fund(10)**, ****

              (7)     Not applicable


              (8)(a) Custodian Contract with State Street Bank and Trust Company(2)****

              (8)(e) Amendment to the Custodian Contract with State Street Bank and Trust Company(5)****

              (8)(f) Letter Agreement with respect to Custodian Contract relating to MetLife -State Street New York Tax-Free Fund(10)**,****


              (8)(g)  Data Access Services Addendum to Custodian Contract (22)


              (9)     Not applicable

              (10)(a) Opinion and Consent of Goodwin, Procter & Hoar(2)****

              (10)(b) Opinion and Consent of Goodwin, Procter & Hoar with respect to MetLife -State Street New York Tax-Free Fund(7)**, ****


              (11)    Consent of PricewaterhouseCoopers LLP


              (12)    Not applicable

              (13)(b) Purchase Agreement and Investment Letter(2)****

              (13)(c) Purchase Agreement and Investment Letter -- MetLife -State
                      Street New York Tax-Free Fund(10)**, ****

              (14)    Not applicable

              (15) First Amended and Restated Plan of Distribution Pursuant to Rule 12b-1(16)****


              (15)(b) State Street Research Tax-Exempt Trust Rule 12b-1 Plan for
                      Distribution of Shares

              (16)(a) Deleted

              (16)(b) Deleted

              (16)(d) Deleted

              (17)(a) Powers of Attorney (21)

              (17)(b) Certificate of Board Resolution Respecting Powers of
                      Attorney (21)

              (17)(c) Power of Attorney for Susan M. Phillips (22)

              (17)(d) Certificate of Board Resolution Respecting Power of
                      Attorney for Susan M. Phillips (22)

              (17)(d) Power of Attorney for Bruce R. Bond

              (17)(e) Certificate of Board Resolution Respecting Power of
                      Attorney for Bruce R. Bond

              (17)(f) Code of Ethics (revised March 1, 2000)


              (18) First Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to Rule 18f-3(20)


              (18)(b) Addendum to First Amended and Restated Multiple Class
                      Expense Allocation Plan (22)

              (19)(a) Application Form (22)

              (19)(b) Additional Services Application Form (22)

              (19)(c) MetLife Securities, Inc. New Application Form (22)



-------------------------




** The series of the Registrant have changed their names at various times. Documents in this listing of Exhibits which were effective prior to the most recent name change accordingly refer to a former name of such series.
***  Filed electronically April 30, 1996.
**** Filed electronically March 2, 1998.

Filed as part of the Registration Statement as noted below and incorporated herein by reference:


Footnote     Securities Act of 1933
Reference    Registration/Amendment               Date Filed
---------    ----------------------               ----------
    1        Initial Registration                 January 15, 1986
    2        Pre-Effective Amendment No. 1        July 25, 1986
    3        Post-Effective Amendment No. 3       February 27, 1987
    4        Post-Effective Amendment No. 4       April 15, 1988
    5        Post-Effective Amendment No. 5       March 31, 1989
    6        Post-Effective Amendment No. 6       May 3, 1989
    7        Post-Effective Amendment No. 7       June 30, 1989
    8        Post-Effective Amendment No. 8       December 22, 1989
    9        Post-Effective Amendment No. 9       April 27, 1990
   10        Post-Effective Amendment No. 10      April 30, 1991
   11        Post-Effective Amendment No. 11      February 28, 1992
   12        Post-Effective Amendment No. 12      April 29, 1992
   13        Post-Effective Amendment No. 13      December 8, 1992
   14        Post-Effective Amendment No. 14      March 26, 1993
   15        Post-Effective Amendment No. 15      April 6, 1993
   16        Post-Effective Amendment No. 16      February 10, 1994
   17        Post-Effective Amendment No. 17      April 29, 1994
   18        Post-Effective Amendment No. 18      April 27, 1995
   19        Post-Effective Amendment No. 19      April 30, 1996
   20        Post-Effective Amendment No. 20      February 28, 1997
   21        Post-Effective Amendment No. 21      March 2, 1998
   22        Post-Effective Amendment No. 22      March 3, 1999

Item 24.  Inapplicable.

Item 25.  Indemnification


        Under Article VI of the Registrant's Second Amended and Restated Master Trust Agreement as further amended ("Master Trust Agreement") each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before which the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or
(iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

        Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its covenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

        Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Second Amended and Restated Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                                                                                                             Principal business
Name                          Connection                   Organization                                      address of organization
----                          ----------                   ------------                                      -----------------------

State Street Research &       Investment Adviser           Various investment advisory                       Boston, MA
 Management Company                                        clients

Abbott, Christopher C.        Senior Managing              Pioneer Investment Mgmt.                          Boston, MA
   Executive Vice             Director
   President                  (until 10/99)

Arpiarian, Tanya              None
   Vice President

Bangs, Linda L.               None
   Vice President

Barghaan, Dennis C.           Senior Vice President        State Street Research Investment Services, Inc.   Boston, MA
   Senior Vice President      Senior Vice President        Metropolitan Life Insurance Company               New York, NY
                              (until 12/1998)

Barnwell, Amy F.              Vice President               State Street Research Investment Services, Inc.   Boston, MA
   Vice President

Beatty, T. Kevin              Vice President               Fleet Investment Advisors                         Boston, MA
   Vice President             (until 9/99)

Bennett, Peter C.             Vice President               State Street Research Capital Trust               Boston, MA
   Director and               Vice President               State Street Research Exchange Trust              Boston, MA
   Executive Vice             Vice President               State Street Research Financial Trust             Boston, MA
   President                  Vice President               State Street Research Growth Trust                Boston, MA
                              Vice President               State Street Research Institutional Funds         Boston, MA
                              Vice President               State Street Research Master Investment Trust     Boston, MA
                              Vice President               State Street Research Equity Trust                Boston, MA
                              Director                     State Street Research Investment Services, Inc.   Boston, MA
                              Director and Chairman        Boston Private Bank & Trust Co.                   Boston, MA
                              of Exec. Comm.
                              Vice President               State Street Research Income Trust                Boston, MA
                              Vice President               State Street Research Securities Trust            Boston, MA
                              President and Director       Christian Camps & Conferences, Inc.               Boston, MA
                              Chairman and Trustee         Gordon College                                    Wenham, MA

Bochman, Kathleen M.          None
   Vice President

Borzilleri, John              Vice President               State Street Research Financial Trust             Boston, MA
   Senior Vice President
   (Vice President
   until 4/98)

Bray, Michael J.              None
   Senior Vice President
   (Vice President
   until 4/98)

Brezinski, Karen              None
   Vice President

Brown, Susan H.               None
   Vice President

Buffum, Andrea L.             None
   Vice President

Burbank, John F.              None
   Senior Vice President

                                                                                                             Principal business
Name                          Connection                   Organization                                      address of organization
----                          ----------                   ------------                                      -----------------------

Calame, Mara D.               Assistant Secretary          State Street Research Institutional Funds         Boston, MA
   Vice President and
   Assistant Secretary

Canavan, Joseph W.            Assistant Treasurer          State Street Research Equity Trust                Boston, MA
   Senior Vice President      Assistant Treasurer          State Street Research Financial Trust             Boston, MA
   (Vice President            Assistant Treasurer          State Street Research Income Trust                Boston, MA
   until 4/98)                Assistant Treasurer          State Street Research Money Market Trust          Boston, MA
                              Assistant Treasurer          State Street Research Tax-Exempt Trust            Boston, MA
                              Assistant Treasurer          State Street Research Capital Trust               Boston, MA
                              Assistant Treasurer          State Street Research Exchange Trust              Boston, MA
                              Assistant Treasurer          State Street Research Growth Trust                Boston, MA
                              Assistant Treasurer          State Street Research Institutional Funds         Boston, MA
                              Assistant Treasurer          State Street Research Master Investment Trust     Boston, MA
                              Assistant Treasurer          State Street Research Securities Trust            Boston, MA
                              Assistant Treasurer          State Street Research Portfolios, Inc.            Boston, MA

Carstens, Linda C.            Vice President               State Street Research Investment Services, Inc.   Boston, MA
   Vice President

Clifford, Jr., Paul J.        Vice President               State Street Research Tax-Exempt Trust            Boston, MA
   Senior Vice President

Coleman, Thomas J.            None
   Vice President

Cullen, Terrence J.           Vice President and           State Street Research Investment Services, Inc.   Boston, MA
   Vice President             Assistant Counsel
   and Assistant Secretary

D'Vari, Ronald                None
   Senior Vice President

Depp, Maureen G.              None
   Vice President

DeVeuve, Donald               None
   Vice President

Dillman, Thomas J.            Vice President               State Street Research Securities Trust            Boston, MA
   Senior Vice President

Dudley, Catherine             Vice President               State Street Research Capital Trust               Boston, MA
   Senior Vice President      Vice President               State Street Research Institutional Funds         Boston, MA

Duggan, Peter J.              None
   Senior Vice President

Ebel, Bruce A.
   Senior Vice President      Vice President               Loomis, Sayles & Company, L.P.                    Chicago, IL
                              (since 3/99)
                              Vice President               State Street Research Institutional Funds         Boston, MA

Egel, David J.                Vice President               Sun Life of Canada                                Boston, MA
   Vice President             (since 4/98)
                              Vice President               State Street Research Investment Services, Inc.   Boston, MA

Even, Karen L.                None
   Vice President

Fazo, Steven A.               None
   Vice President

Federoff, Alex G.             None
   Vice President

                                                                                                             Principal business
Name                          Connection                   Organization                                      address of organization
----                          ----------                   ------------                                      -----------------------

Fee, Richard E.               Vice President               State Street Research Investment Services, Inc.   Boston, MA
   Vice President

Feliciano, Rosalina           None
   Vice President

Ficco, Bonnie A.              None
   Vice President

Fochtman, Jr., Leo            None
   Vice President

Frey, Kenneth                 Analyst                      The Boston Company                                Boston, MA
   Vice President             (until 10/99)

Gardner, Michael D.           None
   Senior Vice President

Geer, Bartlett R.             Vice President               State Street Research Equity Trust                Boston, MA
   Senior Vice President      Vice President               State Street Research Income Trust                Boston, MA

Giroux, June M.               None
   Vice President

Goganian, David               Vice President               Scudder-Kemper Investments                        Boston, MA
   Vice President             (until 6/99)
                              Vice President               State Street Research Investment Services, Inc.   Boston, MA

Goodman, Stephanie B.         Vice President               State Street Research Investment Services, Inc.   Boston, MA
   Vice President

Govoni, Electra               None
   Vice President

Grace, Evan                   None
   Vice President

Granger, Allison              None
   Vice President

Haggerty, Bryan D.            None
   Vice President

Hamilton, Jr., William A.     Treasurer and Director       Ellis Memorial and Eldredge House                 Boston, MA
   Senior Vice President      Treasurer and Director       Nautical and Aviation Publishing Company, Inc.    Baltimore, MD
                              Treasurer and Director       North Conway Institute                            Boston, MA

Hasson, Ira P.                Vice President               State Street Research Investment Services, Inc.   Boston, MA
   Vice President

Haverty, Jr., Lawrence J.     Vice President               State Street Research Capital Trust               Boston, MA
   Senior Vice President

Heineke, George R.            None
   Vice President

Hickman, Joanne               Managing Director            Zurich Investment Management                      Chicago, IL
   Senior Vice President      (until 1/98)
                              Senior Vice President        State Street Research Investment Services, Inc.   Boston, MA

Holland, Thomas               Senior Vice President        Putnam Investments                                Boston, MA
   Vice President             (until 6/99)
                              Senior Vice President        State Street Research Investment Services, Inc.   Boston, MA

                                                                                                             Principal business
Name                          Connection                   Organization                                      address of organization
----                          ----------                   ------------                                      -----------------------

Huang, Jesse C.               None
   Vice President

Jackson, Jr.,                 Vice President               State Street Research Equity Trust                Boston, MA
  F. Gardner                  Trustee                      Certain trusts of related and
   Senior Vice President                                   non-related individuals
                              Trustee and Chairman of the  Vincent Memorial Hospital                         Boston, MA
                              Board

Joseph, Robert I.             None
   Vice President

Kallis, John H.               Vice President               State Street Research Financial Trust             Boston, MA
   Senior Vice President      Vice President               State Street Research Income Trust                Boston, MA
                              Vice President               State Street Research Institutional Funds         Boston, MA
                              Vice President               State Street Research Money Market Trust          Boston, MA
                              Vice President               State Street Research Tax-Exempt Trust            Boston, MA
                              Vice President               State Street Research Securities Trust            Boston, MA
                              Trustee                      705 Realty Trust                                  Washington, D.C.

Kasper, M. Katherine          Vice President               State Street Research Investment Services, Inc.   Boston, MA
   Vice President

Kiessling, Dyann H.           Vice President               State Street Research Money Market Trust          Boston, MA
   Vice President

Kluiber, Rudolph K.           Vice President               State Street Research Capital Trust               Boston, MA
   Senior Vice President
   (Vice President
   until 4/98)

Kuhn, Stephen P.              None
   Vice President

Langholm, Knut                Director                     State Street Research                             Luxembourg
   Senior Vice President
   (Vice President
   until 4/99)

Leary, Eileen M.              None
   Vice President

Lomasney, Mary T.             None
   Vice President

Marinella, Mark A.            Portfolio Manager            STW Fixed Income Management, Ltd.                 Boston, MA
   Senior Vice President      (Until 8/98)
                              Vice President               State Street Research Institutional Funds         Boston, MA

Markel, Gregory S.            None
   Vice President

Marsh, Eleanor H.             Portfolio Manager            Evergreen Investment Management Company           Boston, MA
   Vice President             (Until 3/00)

Maurer, Jacqueline J.         None
   Vice President

McKown, Elizabeth             Vice President               State Street Research Investment Services, Inc.   Boston, MA
   Vice President

                                                                                                             Principal business
Name                         Connection                    Organization                                      address of organization
----                         ----------                    ------------                                      -----------------------

McNamara, III, Francis J.    Executive Vice President,     State Street Research Investment Services, Inc.   Boston, MA
   Executive Vice            Clerk and General Counsel
   President, Secretary      Secretary and General Counsel State Street Research Master Investment Trust     Boston, MA
   and General Counsel       Secretary and General Counsel State Street Research Capital Trust               Boston, MA
                             Secretary and General Counsel State Street Research Exchange Trust              Boston, MA
                             Secretary and General Counsel State Street Research Growth Trust                Boston, MA
                             Secretary and General Counsel State Street Research Securities Trust            Boston, MA
                             Secretary and General Counsel State Street Research Equity Trust                Boston, MA
                             Secretary and General Counsel State Street Research Financial Trust             Boston, MA
                             Secretary and General Counsel State Street Research Income Trust                Boston, MA
                             Secretary and General Counsel State Street Research Money Market Trust          Boston, MA
                             Secretary and General Counsel State Street Research Tax-Exempt Trust            Boston, MA
                             Secretary and General Counsel SSRM Holdings, Inc.                               Boston, MA
                             Secretary and General Counsel State Street Research Institutional Funds         Boston, MA

Maus, Gerard P.              Treasurer                     State Street Research Equity Trust                Boston, MA
   Director, Executive       Treasurer                     State Street Research Financial Trust             Boston, MA
   Vice President            Treasurer                     State Street Research Income Trust                Boston, MA
   Treasurer, Chief          Treasurer                     State Street Research Money Market Trust          Boston, MA
   Financial Officer and     Treasurer                     State Street Research Tax-Exempt Trust            Boston, MA
   Chief Administrative      Treasurer                     State Street Research Capital Trust               Boston, MA
   Officer                   Treasurer                     State Street Research Exchange Trust              Boston, MA
                             Treasurer                     State Street Research Growth Trust                Boston, MA
                             Treasurer                     State Street Research Master Investment Trust     Boston, MA
                             Treasurer                     State Street Research Institutional Funds         Boston, MA
                             Treasurer                     State Street Research Securities Trust            Boston, MA
                             Director, Executive Vice      State Street Research Investment Services, Inc.   Boston, MA
                               President, Treasurer and
                               Chief Financial Officer,
                               Chief Adminstrative
                               Officer
                             Director                      Metric Holdings, Inc.                             San Francisco, CA
                             Director                      Certain wholly-owned subsidiaries
                                                             of Metric Holdings, Inc.
                             Treasurer and Chief           SSRM Holdings, Inc.                               Boston, MA
                             Financial Officer
                             Director                      State Street Research                             Luxembourg

Moore, Jr., Thomas P.        Vice President                State Street Research Financial Trust             Boston, MA
   Senior Vice               Vice President                State Street Research Equity Trust                Boston, MA
   President                 Director                      Hibernia Savings Bank                             Quincy, MA
                             Governor on the Board         Association for Investment Management             Charlottesville, VA
                               of Governors                and Research

Morey, Andrew                None
   Vice President

Mulligan, JoAnne C.          None
   Senior Vice President

Orr, Stephen C.              Member                        Technology Analysts of Boston                     Boston, MA
   Vice President            Member                        Electro-Science Analysts (of NYC)                 New York, NY

Paddon, Steven W.            None
   Vice President

Pannell, James C.            Vice President                State Street Research Institutional Funds         Boston, MA
   Executive Vice President

Peters, Kim M.               Vice President                State Street Research Securities Trust            Boston, MA
   Senior Vice President     Vice President                State Street Research Institutional Funds         Boston, MA

Pierce, James D.             None
   Vice President

Poritzky, Dean E.            None
   Vice President

Pyle, David J.               None
   Vice President

                                                                                                             Principal business
Name                          Connection                   Organization                                      address of organization
----                          ----------                   ------------                                      -----------------------

Ragsdale, E.K. Easton         Vice President               State Street Research Financial Trust             Boston, MA
   Senior Vice President

Ransom, Clifford F.           Director of                  NatWest Markets
   Vice President             Special Situations

Rawlins, Jeffrey A.           Vice President               State Street Research Institutional Funds         Boston, MA
   Senior Vice President

Rice III, Daniel Joseph       Vice President               State Street Research Equity Trust                Boston, MA
   Senior Vice President

Romich, Douglas A.            Assistant Treasurer          State Street Research Equity Trust                Boston, MA
   Senior Vice President      Assistant Treasurer          State Street Research Financial Trust             Boston, MA
   (Vice President            Assistant Treasurer          State Street Research Income Trust                Boston, MA
   until 4/98)                Assistant Treasurer          State Street Research Money Market Trust          Boston, MA
                              Assistant Treasurer          State Street Research Tax-Exempt Trust            Boston, MA
                              Assistant Treasurer          State Street Research Capital Trust               Boston, MA
                              Assistant Treasurer          State Street Research Exchange Trust              Boston, MA
                              Assistant Treasurer          State Street Research Growth Trust                Boston, MA
                              Assistant Treasurer          State Street Research Institutional Funds         Boston, MA
                              Assistant Treasurer          State Street Research Master Investment Trust     Boston, MA
                              Assistant Treasurer          State Street Research Securities Trust            Boston, MA

Ryan, Michael J.              None
   Senior Vice President

Sanderson, Derek              None
   Senior Vice President

Schrage, Michael M.           None
   Vice President

Shean, William G.             None
   Vice President

Shively, Thomas A.            Vice President               State Street Research Financial Trust             Boston, MA
   Director and               Vice President               State Street Research Income Trust                Boston, MA
   Executive Vice             Vice President               State Street Research Money Market Trust          Boston, MA
   President                  Vice President               State Street Research Tax-Exempt Trust            Boston, MA
                              Director                     State Street Research Investment Services, Inc.   Boston, MA
                              Vice President               State Street Research Securities Trust            Boston, MA
                              Vice President               State Street Research Institutional Funds         Boston, MA

Shoemaker, Richard D.         None
   Senior Vice President

Simi, Susan                   None
   Vice President

Stambaugh, Kenneth            None
   Vice President

Stolberg, Thomas B.           None
   Vice President

Strelow, Daniel R.            None
   Senior Vice President

Swanson, Amy McDermott        Vice President               State Street Research Institutional Funds         Boston, MA
   Senior Vice President

Tice, Robyn S.                None
   Vice President

Trebino, Anne M.              Vice President               SSRM Holdings, Inc.                               Boston, MA
   Senior Vice President

                                                                                                             Principal business
Name                        Connection                      Organization                                     address of organization
----                        ----------                      ------------                                     -----------------------

Verni, Ralph F.             Chairman, President, Chief      State Street Research Capital Trust              Boston, MA
   Chairman, President,     Executive Officer and Trustee
   Chief Executive          Chairman, President, Chief      State Street Research Exchange Trust             Boston, MA
   Officer and              Executive Officer and Trustee
   Director                 Chairman, President, Chief      State Street Research Growth Trust               Boston, MA
                            Executive Officer and Trustee
                            Chairman, President, Chief      State Street Research Master Investment Trust    Boston, MA
                            Executive Officer and Trustee
                            Chairman, President, Chief      State Street Research Securities Trust           Boston, MA
                            Executive Officer and Trustee
                            Chairman, President, Chief      State Street Research Equity Trust               Boston, MA
                            Executive Officer and Trustee
                            Chairman, President, Chief      State Street Research Financial Trust            Boston, MA
                            Executive Officer and Trustee
                            Chairman, President, Chief      State Street Research Income Trust               Boston, MA
                            Executive Officer and Trustee
                            Chairman, President, Chief      State Street Research Money Market Trust         Boston, MA
                            Executive Officer and Director
                            Chairman, President, and Chief  State Street Research Institutional Funds        Boston, MA
                            Executive Officer
                            Chairman, President, Chief      State Street Research Tax-Exempt Trust           Boston, MA
                            Executive Officer and Trustee
                            Chairman and Director           State Street Research Investment Services, Inc.  Boston, MA
                            Chairman and Director           Metric Holdings, Inc.                            San Francisco, CA
                            Director and Officer            Certain wholly-owned subsidiaries
                                                            of Metric Holdings, Inc.
                            President, Chief Executive      SSRM Holdings, Inc.                              Boston, MA
                            Officer and Director
                            Director                        Colgate University                               Hamilton, NY
                            Director                        State Street Research                            Luxembourg
                            Chairman and Director           SSR Realty Advisors, Inc.                        San Francisco, CA

Wallace, Julie K.           None
   Vice President

Walsh, Denis J.             None
   Vice President

Walsh, Tucker               Vice President                  State Street Research Capital Trust              Boston, MA
   Vice President

Watts, Evan D., Jr.         Vice President                  State Street Research Investment Services, Inc.  Boston, MA
   Vice President

Weiss, James M.             Vice President                  State Street Research Exchange Trust             Boston, MA
   Executive Vice President Vice President                  State Street Research Financial Trust            Boston, MA
   (Senior Vice President)  Vice President                  State Street Research Growth Trust               Boston, MA
   until 6/98)              Vice President                  State Street Research Institutional Funds        Boston, MA
                            Vice President                  State Street Research Securities Trust           Boston, MA
                            Vice President                  State Street Research Capital Trust              Boston, MA
                            Vice President                  State Street Research Equity Trust               Boston, MA
                            Vice President                  State Street Research Income Trust               Boston, MA
                            Vice President                  State Street Research Master Investment Trust    Boston, MA

Welch, Timothy M.           None
   Vice President

Westvold,                   Vice President                  State Street Research Institutional Funds        Boston, MA
  Elizabeth McCombs         Vice President                  State Street Research Securities Trust           Boston, MA
   Senior Vice President

Wilkins, Kevin              Senior Vice President           State Street Research Investment Services, Inc.  Boston, MA
   Senior Vice President
   (Vice President
   until 9/98)

Wilson, John T.             Vice President                  State Street Research Master Investment Trust    Boston, MA
   Senior Vice President    Vice President                  State Street Research Institutional Funds        Boston, MA
   (Vice President
   until 4/98)

                                                                                                            Principal business
Name                         Connection                    Organization                                     address of organization
----                         ----------                    ------------                                     -----------------------

Wing, Darman A.              Senior Vice President and     State Street Research Investment Services, Inc.  Boston, MA
   Senior Vice President,    Asst. Clerk
   Assistant Secretary       Assistant Secretary and       State Street Research Capital Trust              Boston, MA
   and Assistant             Assistant General Counsel
   General Counsel           Assistant Secretary and       State Street Research Exchange Trust             Boston, MA
   (Vice President           Assistant General Counsel
   until 4/98)               Assistant Secretary and       State Street Research Growth Trust               Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and       State Street Research Master Investment Trust    Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and       State Street Research Securities Trust           Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and       State Street Research Equity Trust               Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and       State Street Research Financial Trust            Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and       State Street Research Income Trust               Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and       State Street Research Money Market Trust         Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and       State Street Research Tax-Exempt Trust           Boston, MA
                             Assistant General Counsel
                             Assistant Secretary and       SSRM Holdings, Inc.                              Boston, MA
                             Assistant General Counsel

Woodbury, Robert S.          None
   Vice President

Woodworth, Jr., Kennard      Vice President                State Street Research Exchange Trust              Boston, MA
   Senior Vice               Vice President                State Street Research Financial Trust             Boston, MA
   President                 Vice President                State Street Research Growth Trust                Boston, MA
                             Vice President                State Street Research Institutional Funds         Boston, MA
                             Vice President                State Street Research Securities Trust            Boston, MA

Wu, Norman N.                Partner                       Atlantic-Acton Realty                             Framingham, MA
   Senior Vice President     Director                      Bond Analysts Society of Boston                   Boston, MA

Yannone, John T.             Vice President                State Street Research Investment Services, Inc.   Boston, MA
   Vice President            Vice President                John Hancock Company                              Boston,  MA
                             (until 1/00)

Zuger, Peter A.              Vice President                State Street Research Equity Trust                Boston, MA
   Senior Vice               Portfolio Manager             American Century
   President                 (until 9/98)                  Investment Management

Item 27.  Principal Underwriters


      (a) State Street Research Investment Services, Inc. serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust and State Street Research Institutional Funds.

      (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows:



     (1)                            (2)                          (3)
                                 Positions                    Positions
Name and Principal              and Offices                  and Offices
 Business Address            with Underwriter              with Registrant

Ralph F. Verni                Chairman of the               Chairman of
One Financial Center          Board and Director            the Board,
Boston, MA 02111                                            President,
                                                            Chief Executive
                                                            Officer and
                                                            Trustee

Peter C. Bennett              Director                      None
One Financial Center
Boston, MA  02111

Gerard P. Maus                Executive Vice                Treasurer
One Financial Center          President,
Boston, MA  02111             Chief Financial
                              Office, Chief
                              Administrative
                              Officer, Treasurer
                              and Director


Thomas A Shively              Director                      Vice President
One Financial Center
Boston, MA  02111


Francis J. McNamara, III      Executive Vice                Secretary
One Financial Center          President, General Counsel
Boston, MA 02111              and Clerk

Dennis C. Barghaan            Senior Vice President         None
One Financial Center
Boston, MA 02111

Peter Borghi                  Senior Vice President         None
One Financial Center
Boston, MA 02111

Paul V. Daly                  Senior Vice President        None
One Financial Center
Boston, MA 02111

Joanne Hickman                Senior Vice President        None
One Financial Center
Boston, MA 02111

Thomas Holland                Senior Vice President        None
One Financial Center
Boston, MA 02111

Kevin Wilkins                 Senior Vice President        None
One Financial Center
Boston, MA 02111


                                      C-13


Darman A. Wing                Senior Vice President,       Assistant
One Financial Center          Assistant General Counsel    Secretary
Boston, MA 02111              and Assistant Clerk

Amy F. Barnwell               Vice President               None
One Financial Center
Boston, MA 02111

Linda C. Carstens             Vice President               None
One Financial Center
Boston, MA 02111

Terrence J. Cullen            Vice President and           None
One Financial Center          Counsel
Boston, MA 02111

Richard E. Fee                Vice President               None
One Financial Center
Boston, MA 02111

Stuart Fromm                  Vice President               None
One Financial Center
Boston, MA 02111

David Goganian                Vice President               None
One Financial Center
Boston, MA 02111

Stephanie B. Goodman          Vice President               None
One Financial Center
Boston, MA 02111

Ira P. Hasson                 Vice President               None
One Financial Center
Boston, MA 02111

M. Katharine Kasper           Vice President               None
One Financial Center
Boston, MA 02111

Elizabeth G. McKown           Vice President               None
One Financial Center
Boston, MA 02111

Amy L. Simmons                Vice President               Assistant
One Financial Center                                       Secretary
Boston, MA 02111

Evan D. Watts, Jr.            Vice President               None
One Financial Center
Boston, MA 02111


Item 28.  Location of Accounts and Records

Gerard P. Maus
State Street Research & Management Company
One Financial Center
Boston, MA 02111

Item 29.  Management Services

       Under a Shareholders' Administrative Services Agreement between the Registrant and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of series of the Registrant and received the amounts set forth below:


                             Year-end         Year-end        Year-end
Fund                         12/31/97         12/31/98        12/31/99
----                         --------         --------        --------
Tax-Exempt                   $74,752          $113,145        $198,372

New York Tax-Free            $23,740          $ 34,117        $ 45,521


Item 30.  Undertakings

      (a) Inapplicable.

      (b) Deleted.

      (c) The Registrant has elected to include the information required by Item 5A of Form N-1A in its annual report to shareholders. The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the applicable fund's latest annual report to shareholders upon request and without charge.

      (d) Deleted.

      (e) Deleted.

      (f) The Registrant undertakes to hold a special meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of
          Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

      (g) Deleted.

                                    NOTICE

         A copy of the Master Trust Agreement of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this Registration Statement and Amendment, shall not be binding upon any of the Trustees, shareholders, nominees, officers, assistant officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the series of the Registrant, as provided in the Master Trust Agreement. Each series of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities, and obligations, and no other series shall be responsible for the same.

                                  SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of April, 2000.


                      STATE STREET RESEARCH TAX-EXEMPT TRUST

                             By:                  *
                                 -------------------------------------
                                 Ralph F. Verni
                                 Chief Executive Officer and President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated:

                   * Trustee, Chairman of the Board ------------------------------------ and Chief Executive Officer
Ralph F. Verni                        (principal executive officer)


                   * Treasurer (principal financial ------------------------------------ and accounting officer)
Gerard P. Maus


                   *
------------------------------------  Trustee
Bruce R. Bond


                   *
------------------------------------  Trustee
Steve A. Garban


                   *                  Trustee
------------------------------------
Dean O. Morton

                   *                  Trustee
------------------------------------
Susan M. Phillips


                   *
------------------------------------  Trustee
Toby Rosenblatt


                   *                  Trustee
------------------------------------
Michael S. Scott Morton


*By: /s/ Francis J. McNamara, III
     ----------------------------

         Francis J. McNamara, III,
         Attorney-in-Fact under Powers of
         Attorney incorporated by
         reference from Post-Effective
         Amendment No. 21 filed March 2, 1998
         and Post-Effective Amendment No. 22
         filed March 3, 1999, and under a
         Power of Attorney filed herein.

                                             1933 Act Registration No. 33-2703

                                                    1940 Act File No. 811-4558


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                           UNDER THE SECURITIES ACT                   [ ]
                                     OF 1933

                        Pre-Effective Amendment No. __                [ ]

                        Post-Effective Amendment No. 23               [X]

                                     and/or

                             REGISTRATION STATEMENT
                          UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                         [ ]

                               Amendment No. 24                       [X]

                              --------------------

                     STATE STREET RESEARCH TAX-EXEMPT TRUST
               (Exact Name of Registrant as Specified in Charter)

                              --------------------

                                    EXHIBITS

                               INDEX TO EXHIBITS


(11)      Consent of PricewaterhouseCoopers LLP

(15)(b) State Street Research Tax-Exempt Trust Rule 12b-1 Plan for Distribution of Shares

(17)(d)   Power of Attorney for Bruce R. Bond

(17)(e)   Certificate of Board Resolution Respecting Power of Attorney for Bruce
          R. Bond

(17)(f)   Code of Ethics (revised March 1, 2000)